UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Equipment and Systems Portfolio

May 31, 2017

MES-QTLY-0717
1.802181.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Biotechnology - 4.8%
Biotechnology - 4.8%
Amgen, Inc.	700,000	$108,668,000
Puma Biotechnology, Inc. (a)	280,000	21,420,000
Vertex Pharmaceuticals, Inc. (a)	380,000	46,968,000
		177,056,000
Health Care Equipment & Supplies - 80.0%
Health Care Equipment - 77.2%
Abbott Laboratories	1,770,000	80,818,200
Angiodynamics, Inc. (a)	800,000	12,064,000
Atricure, Inc.(a)(b)	1,700,000	35,513,000
Becton, Dickinson & Co.	1,400,000	264,922,000
Boston Scientific Corp. (a)	14,000,000	378,420,000
Danaher Corp.	1,550,000	131,657,000
DexCom, Inc. (a)	1,500,000	100,260,000
Edwards Lifesciences Corp. (a)	280,000	32,219,600
Fisher & Paykel Healthcare Corp.	1,323,941	10,036,731
Genmark Diagnostics, Inc. (a)	1,850,000	23,939,000
Inogen, Inc. (a)	150,000	13,296,000
Insulet Corp. (a)	1,192,000	50,028,240
Integra LifeSciences Holdings Corp. (a)	1,060,000	53,371,000
Intuitive Surgical, Inc. (a)	344,000	314,649,920
iRhythm Technologies, Inc.	140,000	4,855,200
LivaNova PLC (a)	111,251	6,323,507
Masimo Corp. (a)	40,000	3,481,600
Medtronic PLC	8,700,000	733,236,000
Nakanishi, Inc.	400,000	16,252,822
Nevro Corp. (a)(c)	720,000	49,557,600
NxStage Medical, Inc. (a)	1,950,000	42,237,000
Penumbra, Inc. (a)(c)	412,125	34,144,556
ResMed, Inc.	500,000	35,550,000
Steris PLC	720,000	55,843,200
Stryker Corp.	1,000,000	142,960,000
Teleflex, Inc.	77,000	15,401,540
Varian Medical Systems, Inc. (a)	900,000	89,118,000
Wright Medical Group NV (a)	3,050,000	81,496,000
Zimmer Biomet Holdings, Inc.	428,000	51,021,880
		2,862,673,596
Health Care Supplies - 2.8%
Sartorius Stedim Biotech	325,000	25,570,816
The Cooper Companies, Inc.	90,000	19,687,500
The Spectranetics Corp. (a)	2,100,000	56,700,000
		101,958,316

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,964,631,912

Health Care Providers & Services - 3.9%
Health Care Services - 1.6%
Premier, Inc. (a)	513,100	17,712,212
Teladoc, Inc. (a)(c)	1,294,972	39,626,143
		57,338,355
Managed Health Care - 2.3%
Aetna, Inc.	170,000	24,626,200
UnitedHealth Group, Inc.	350,000	61,313,000
		85,939,200

TOTAL HEALTH CARE PROVIDERS & SERVICES		143,277,555

Health Care Technology - 2.4%
Health Care Technology - 2.4%
athenahealth, Inc. (a)	163,547	21,912,027
Castlight Health, Inc. (a)	999,300	3,497,550
Castlight Health, Inc. Class B (a)(c)	1,139,602	3,988,607
Evolent Health, Inc. (a)(c)	900,000	20,655,000
HealthStream, Inc. (a)	641,096	17,867,346
HTG Molecular Diagnostics(a)(b)(c)	673,461	2,330,175
Medidata Solutions, Inc. (a)	260,000	18,506,800
		88,757,505
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)(c)	1,000,000	31,800,000
Life Sciences Tools & Services - 2.4%
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	840,000	50,685,600
Bruker Corp.	1,400,000	38,094,000
		88,779,600
Pharmaceuticals - 2.9%
Pharmaceuticals - 2.9%
Allergan PLC	360,000	80,550,000
Catalent, Inc. (a)	800,000	28,424,000
		108,974,000
Professional Services - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	240,000	16,980,000
TOTAL COMMON STOCKS
(Cost $2,788,415,974)		3,620,256,572

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.3%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)	455,526	3,434,666
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (a)(d)	3,307,754	8,572,044

TOTAL CONVERTIBLE PREFERRED STOCKS		12,006,710

Nonconvertible Preferred Stocks - 1.2%
Health Care Equipment & Supplies - 1.2%
Health Care Equipment - 1.2%
Sartorius AG (non-vtg.)	440,000	44,855,365
TOTAL PREFERRED STOCKS
(Cost $29,116,255)		56,862,075

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.86% (e)	37,614,428	37,621,951
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	72,708,892	72,716,163
TOTAL MONEY MARKET FUNDS
(Cost $110,334,024)		110,338,114
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $2,927,866,253)		3,787,456,761
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(80,023,127)
NET ASSETS - 100%		$3,707,433,634

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,006,710 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,940
Fidelity Securities Lending Cash Central Fund	209,194
Total	$301,134

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$27,375,000	$3,737,534	$--	$--	$35,513,000
Avinger, Inc.	3,570,000	--	1,157,058	--	--
HTG Molecular Diagnostics	1,838,549	--	--	--	2,330,175
Total	$32,783,549	$3,737,534	$1,157,058	$--	$37,843,175

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,620,256,572	$3,620,256,572	$--	$--
Preferred Stocks	56,862,075	44,855,365	--	12,006,710
Money Market Funds	110,338,114	110,338,114	--	--
Total Investments in Securities:	$3,787,456,761	$3,775,450,051	$--	$12,006,710

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $2,932,363,428. Net unrealized appreciation aggregated $855,093,333, of which $902,384,960 related to appreciated investment securities and $47,291,627 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Defense and Aerospace Portfolio

May 31, 2017

DEF-QTLY-0717
1.802165.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Aerospace & Defense - 92.4%
Aerospace & Defense - 92.4%
AeroVironment, Inc. (a)	107,900	$3,349,216
Airbus Group NV	102,400	8,421,464
Arconic, Inc.	462,600	12,707,622
Astronics Corp. (a)	833,554	25,506,752
Astronics Corp. Class B	113,234	3,471,754
Axon Enterprise, Inc. (a)(b)	1,100,003	26,411,072
BAE Systems PLC	3,635,100	31,289,331
BWX Technologies, Inc.	132,901	6,458,989
Elbit Systems Ltd.	275,985	33,719,847
Elbit Systems Ltd. (Israel) (b)	24,000	2,918,149
Engility Holdings, Inc. (a)	1,020,277	26,863,893
General Dynamics Corp.	849,500	172,660,875
HEICO Corp. (b)	461,558	34,252,219
HEICO Corp. Class A	768,110	48,122,092
Hexcel Corp.	1,034,500	53,204,335
Huntington Ingalls Industries, Inc.	388,674	76,106,256
KEYW Holding Corp. (a)	213,054	1,962,227
KLX, Inc. (a)	196,685	9,517,587
L3 Technologies, Inc.	11,420	1,925,298
Lockheed Martin Corp.	158,915	44,675,774
Moog, Inc. Class A (a)	519,587	36,391,873
Northrop Grumman Corp.	744,450	192,976,330
Orbital ATK, Inc.	634,930	64,546,984
Raytheon Co.	544,626	89,324,110
Rockwell Collins, Inc.	1,287,070	140,354,984
Sparton Corp. (a)	245,187	4,207,409
Spirit AeroSystems Holdings, Inc. Class A	266,950	14,546,106
Teledyne Technologies, Inc. (a)	565,651	74,388,763
Textron, Inc.	631,231	30,172,842
The Boeing Co.	633,719	118,904,696
TransDigm Group, Inc. (b)	399,276	107,037,910
United Technologies Corp.	1,351,801	163,946,425
		1,660,343,184
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
KBR, Inc.	285,800	3,895,454
Containers & Packaging - 0.4%
Metal & Glass Containers - 0.4%
Ball Corp.	158,400	6,478,560
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Iridium Communications, Inc. (a)	233,500	2,311,650
IT Services - 1.6%
IT Consulting & Other Services - 1.6%
CSRA, Inc.	383,820	11,576,011
Leidos Holdings, Inc.	315,030	17,503,067
		29,079,078
Metals & Mining - 0.1%
Steel - 0.1%
Carpenter Technology Corp.	43,800	1,597,386
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	350,820	12,952,274
TOTAL COMMON STOCKS
(Cost $1,226,389,310)		1,716,657,586

Nonconvertible Preferred Stocks - 1.1%
Aerospace & Defense - 1.1%
Aerospace & Defense - 1.1%
Embraer SA sponsored ADR
(Cost $20,932,285)	953,150	18,834,244

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.86% (c)	71,485,415	71,499,712
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	131,483,582	131,496,731
TOTAL MONEY MARKET FUNDS
(Cost $202,991,781)		202,996,443
TOTAL INVESTMENT PORTFOLIO - 107.9%
(Cost $1,450,313,376)		1,938,488,273
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(141,161,731)
NET ASSETS - 100%		$1,797,326,542

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,050
Fidelity Securities Lending Cash Central Fund	42,669
Total	$166,719

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,716,657,586	$1,676,946,791	$39,710,795	$--
Nonconvertible Preferred Stocks	18,834,244	18,834,244	--	--
Money Market Funds	202,996,443	202,996,443	--	--
Total Investments in Securities:	$1,938,488,273	$1,898,777,478	$39,710,795	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,450,736,734. Net unrealized appreciation aggregated $487,751,539, of which $503,007,820 related to appreciated investment securities and $15,256,281 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

May 31, 2017

AIR-QTLY-0717
1.802153.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
Astronics Corp. (a)	85,700	$2,622,420
Astronics Corp. Class B	4,755	145,788
CAE, Inc.	175,000	2,826,739
Hexcel Corp.	153,200	7,879,076
Moog, Inc. Class A (a)	153,500	10,751,140
Rockwell Collins, Inc.	223,100	24,329,055
Spirit AeroSystems Holdings, Inc. Class A	206,400	11,246,736
Textron, Inc.	63,200	3,020,960
The Boeing Co.	53,400	10,019,442
TransDigm Group, Inc. (b)	43,900	11,768,712
United Technologies Corp.	222,500	26,984,800
		111,594,868
Air Freight & Logistics - 23.2%
Air Freight & Logistics - 23.2%
Air Transport Services Group, Inc. (a)	286,000	6,821,100
Atlas Air Worldwide Holdings, Inc. (a)	100,200	4,879,740
Expeditors International of Washington, Inc.	352,800	18,832,464
FedEx Corp.	50,900	9,866,456
Forward Air Corp.	85,350	4,449,296
Park-Ohio Holdings Corp.	19,390	719,369
United Parcel Service, Inc. Class B	412,800	43,744,415
		89,312,840
Airlines - 37.2%
Airlines - 37.2%
Air Canada (a)	738,400	9,729,815
Alaska Air Group, Inc.	202,500	17,627,625
Allegiant Travel Co.	5,000	685,000
American Airlines Group, Inc.	460,100	22,273,441
Dart Group PLC	107,586	866,370
Delta Air Lines, Inc.	732,602	35,992,736
Hawaiian Holdings, Inc. (a)	120,800	6,052,080
SkyWest, Inc.	257,600	8,835,680
Southwest Airlines Co.	586,600	35,248,794
Spirit Airlines, Inc. (a)	48,700	2,585,970
United Continental Holdings, Inc. (a)	43,200	3,441,744
		143,339,255
Industrial Conglomerates - 1.4%
Industrial Conglomerates - 1.4%
General Electric Co.	190,700	5,221,366
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Gogo, Inc. (a)	86,000	1,111,980
Stamps.com, Inc. (a)	15,000	2,068,500
		3,180,480
Machinery - 0.7%
Industrial Machinery - 0.7%
Global Brass & Copper Holdings, Inc.	59,587	1,805,486
TriMas Corp. (a)	41,600	906,880
		2,712,366
Road & Rail - 4.9%
Railroads - 4.9%
Genesee & Wyoming, Inc. Class A (a)	42,900	2,809,950
Norfolk Southern Corp.	33,700	4,179,811
Union Pacific Corp.	107,600	11,868,280
		18,858,041
TOTAL COMMON STOCKS
(Cost $290,313,318)		374,219,216

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.86% (c)	11,134,881	11,137,108
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	6,305,487	6,306,118
TOTAL MONEY MARKET FUNDS
(Cost $17,442,524)		17,443,226
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $307,755,842)		391,662,442
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(6,137,476)
NET ASSETS - 100%		$385,524,966

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,808
Fidelity Securities Lending Cash Central Fund	2,925
Total	$26,733

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $308,237,200. Net unrealized appreciation aggregated $83,425,242, of which $87,409,681 related to appreciated investment securities and $3,984,439 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

May 31, 2017

CPR-QTLY-0717
1.802163.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	15,900	$1,378,848
Beverages - 1.3%
Soft Drinks - 1.3%
Monster Beverage Corp. (a)	199,220	10,072,563
Hotels, Restaurants & Leisure - 12.2%
Casinos & Gaming - 1.5%
Las Vegas Sands Corp.	192,770	11,398,490
Hotels, Resorts & Cruise Lines - 5.4%
Hilton Grand Vacations, Inc. (a)	135,187	4,835,639
Marriott International, Inc. Class A	108,044	11,630,937
Park Hotels & Resorts, Inc.	223,949	5,764,447
Wyndham Worldwide Corp.	196,900	19,884,931
		42,115,954
Leisure Facilities - 1.1%
International Speedway Corp. Class A	64,000	2,259,200
Vail Resorts, Inc.	30,289	6,478,817
		8,738,017
Restaurants - 4.2%
Darden Restaurants, Inc.	52,300	4,651,039
Del Frisco's Restaurant Group, Inc. (a)	57,998	985,966
Jack in the Box, Inc.	48,201	5,137,263
Starbucks Corp.	298,200	18,968,502
U.S. Foods Holding Corp.	88,267	2,644,479
		32,387,249

TOTAL HOTELS, RESTAURANTS & LEISURE		94,639,710

Household Durables - 0.9%
Home Furnishings - 0.1%
Nien Made Enterprise Co. Ltd.	97,000	1,005,640
Household Appliances - 0.8%
Techtronic Industries Co. Ltd.	1,291,500	6,107,343

TOTAL HOUSEHOLD DURABLES		7,112,983

Household Products - 1.6%
Household Products - 1.6%
Spectrum Brands Holdings, Inc.	89,402	12,020,099
Internet & Direct Marketing Retail - 22.9%
Internet & Direct Marketing Retail - 22.9%
Amazon.com, Inc. (a)	127,800	127,112,432
Duluth Holdings, Inc. (a)(b)	5,900	115,168
Liberty Interactive Corp. QVC Group Series A (a)	446,810	10,482,163
Netflix, Inc. (a)	57,300	9,343,911
Ocado Group PLC (a)(b)	2,040,207	8,272,534
Priceline Group, Inc. (a)	12,040	22,600,164
		177,926,372
Leisure Products - 2.3%
Leisure Products - 2.3%
Hasbro, Inc.	82,853	8,721,107
Mattel, Inc.	384,200	8,802,022
		17,523,129
Media - 24.2%
Advertising - 3.0%
Interpublic Group of Companies, Inc.	937,057	23,360,831
Cable & Satellite - 10.7%
Charter Communications, Inc. Class A (a)	148,069	51,165,243
Comcast Corp. Class A	678,500	28,286,665
Naspers Ltd. Class N	18,400	3,812,848
		83,264,756
Movies & Entertainment - 10.5%
The Walt Disney Co.	647,947	69,939,399
Time Warner, Inc.	111,900	11,132,931
		81,072,330

TOTAL MEDIA		187,697,917

Multiline Retail - 4.9%
General Merchandise Stores - 4.9%
B&M European Value Retail S.A.	1,498,107	7,031,850
Dollar Tree, Inc. (a)	397,421	30,879,612
		37,911,462
Personal Products - 0.5%
Personal Products - 0.5%
Avon Products, Inc. (a)	336,400	1,143,760
Herbalife Ltd. (a)	36,200	2,598,436
		3,742,196
Specialty Retail - 20.6%
Apparel Retail - 9.0%
Burlington Stores, Inc. (a)	6,800	665,380
Cia. Hering SA	452,500	3,034,426
Inditex SA	33,747	1,382,923
L Brands, Inc.	537,625	27,741,450
Ross Stores, Inc.	224,559	14,353,811
TJX Companies, Inc.	271,809	20,442,755
Zumiez, Inc. (a)	134,324	1,914,117
		69,534,862
Automotive Retail - 2.2%
O'Reilly Automotive, Inc. (a)	71,498	17,308,236
Home Improvement Retail - 9.4%
Home Depot, Inc.	477,200	73,254,972

TOTAL SPECIALTY RETAIL		160,098,070

Textiles, Apparel & Luxury Goods - 6.4%
Apparel, Accessories & Luxury Goods - 0.1%
Regina Miracle International Holdings Ltd. (b)	1,289,606	979,714
Footwear - 6.3%
NIKE, Inc. Class B	919,050	48,700,460

TOTAL TEXTILES, APPAREL & LUXURY GOODS		49,680,174

TOTAL COMMON STOCKS
(Cost $593,939,531)		759,803,523
	Principal Amount	Value

Convertible Bonds - 0.5%
Media - 0.5%
Cable & Satellite - 0.5%
DISH Network Corp. 3.375% 8/15/26(c)
(Cost $2,780,000)	2,780,000	3,379,438
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.86% (d)	6,555,430	6,556,741
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	6,847,159	6,847,844
TOTAL MONEY MARKET FUNDS
(Cost $13,403,916)		13,404,585
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $610,123,447)		776,587,546
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,214,527)
NET ASSETS - 100%		$775,373,019

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,379,438 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,965
Fidelity Securities Lending Cash Central Fund	78,035
Total	$90,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$759,803,523	$754,607,752	$5,195,771	$--
Convertible Bonds	3,379,438	--	3,379,438	--
Money Market Funds	13,404,585	13,404,585	--	--
Total Investments in Securities:	$776,587,546	$768,012,337	$8,575,209	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $610,363,695. Net unrealized appreciation aggregated $166,223,851, of which $189,353,178 related to appreciated investment securities and $23,129,327 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrial Equipment Portfolio

May 31, 2017

INE-QTLY-0717
1.802176.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Aerospace & Defense - 29.1%
Aerospace & Defense - 29.1%
Arconic, Inc.	26,700	$733,449
Elbit Systems Ltd.	5,300	647,554
General Dynamics Corp.	36,100	7,337,325
HEICO Corp. Class A	16,100	1,008,665
Huntington Ingalls Industries, Inc.	7,100	1,390,251
Lockheed Martin Corp.	16,200	4,554,306
Northrop Grumman Corp.	19,800	5,132,556
Raytheon Co.	36,400	5,969,964
Rockwell Collins, Inc.	16,400	1,788,420
The Boeing Co.	51,300	9,625,419
TransDigm Group, Inc.	2,900	777,432
United Technologies Corp.	73,400	8,901,952
		47,867,293
Building Products - 1.7%
Building Products - 1.7%
Allegion PLC	14,600	1,147,998
Fortune Brands Home & Security, Inc.	24,800	1,564,880
		2,712,878
Chemicals - 0.0%
Diversified Chemicals - 0.0%
AdvanSix, Inc. (a)	1	29
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
AECOM (a)	15,093	484,636
Dycom Industries, Inc. (a)	3,100	260,989
KBR, Inc.	45,900	625,617
		1,371,242
Electrical Equipment - 13.3%
Electrical Components & Equipment - 13.3%
Acuity Brands, Inc.	3,300	537,603
AMETEK, Inc.	196,200	11,972,124
Eaton Corp. PLC	60,300	4,666,014
Fortive Corp.	75,500	4,714,975
		21,890,716
Industrial Conglomerates - 21.5%
Industrial Conglomerates - 21.5%
3M Co.	25,900	5,295,773
General Electric Co.	623,655	17,075,674
Honeywell International, Inc.	70,200	9,335,898
Roper Technologies, Inc.	15,900	3,612,480
		35,319,825
Machinery - 27.5%
Agricultural & Farm Machinery - 2.3%
Deere & Co.	31,000	3,796,260
Construction Machinery & Heavy Trucks - 7.7%
Allison Transmission Holdings, Inc.	500	19,360
Caterpillar, Inc.	49,300	5,197,699
Cummins, Inc.	15,000	2,365,500
Wabtec Corp. (b)	60,800	4,970,400
		12,552,959
Industrial Machinery - 17.5%
Colfax Corp. (a)	22,400	908,544
Flowserve Corp.	181,808	8,817,688
IDEX Corp.	11,800	1,279,946
Parker Hannifin Corp.	38,500	6,062,595
Pentair PLC	86,315	5,715,779
Rexnord Corp. (a)	140,814	3,210,559
SPX Flow, Inc. (a)	200	7,466
Xylem, Inc.	52,800	2,752,992
		28,755,569

TOTAL MACHINERY		45,104,788

Trading Companies & Distributors - 6.0%
Trading Companies & Distributors - 6.0%
HD Supply Holdings, Inc. (a)	174,600	7,045,110
MRC Global, Inc. (a)	131,900	2,380,795
United Rentals, Inc. (a)	4,300	467,539
		9,893,444
TOTAL COMMON STOCKS
(Cost $134,063,750)		164,160,215

Money Market Funds - 2.8%
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)
(Cost $4,591,294)	4,590,834	4,591,294
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $138,655,044)		168,751,509
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(4,506,214)
NET ASSETS - 100%		$164,245,295

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,037
Fidelity Securities Lending Cash Central Fund	3,670
Total	$4,707

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $138,826,494. Net unrealized appreciation aggregated $29,925,015, of which $30,390,327 related to appreciated investment securities and $465,312 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Biotechnology Portfolio

May 31, 2017

BIO-QTLY-0717
1.802156.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Biotechnology - 88.5%
Biotechnology - 88.5%
AbbVie, Inc. (a)	272,340	$17,979,887
AC Immune SA	539,464	4,801,230
AC Immune SA (a)	409,751	3,646,784
ACADIA Pharmaceuticals, Inc. (b)(c)	3,930,880	101,062,925
Acceleron Pharma, Inc. (b)(c)(d)	3,669,602	93,611,547
Achillion Pharmaceuticals, Inc. (b)	1,122,520	4,995,214
Acorda Therapeutics, Inc. (b)	2,149,311	29,660,492
Adamas Pharmaceuticals, Inc. (b)(c)(d)	1,553,933	23,899,490
Adaptimmune Therapeutics PLC sponsored ADR (b)(c)	2,859,225	15,096,708
ADMA Biologics, Inc. (b)	342,600	1,267,620
Aduro Biotech, Inc. (b)(c)	1,724,515	17,245,150
Advanced Accelerator Applications SA sponsored ADR (b)	301,947	11,407,558
Advaxis, Inc. (b)	586,452	4,732,668
Adverum Biotechnologies, Inc. (b)	640,557	1,633,420
Agenus, Inc. (b)(c)	1,209,118	4,014,272
Agenus, Inc. warrants 1/9/18 (b)	1,548,000	15
Agios Pharmaceuticals, Inc. (b)	347,490	16,217,358
Aimmune Therapeutics, Inc. (b)(c)	1,630,515	27,066,549
Akebia Therapeutics, Inc. (b)	758,978	10,170,305
Alder Biopharmaceuticals, Inc. (b)(c)(d)	2,945,843	45,365,982
Aldeyra Therapeutics, Inc. (b)(d)	1,114,052	5,625,963
Alexion Pharmaceuticals, Inc. (b)	3,408,055	334,091,632
Alkermes PLC (b)	2,521,111	145,619,371
Alnylam Pharmaceuticals, Inc. (b)(c)	1,811,378	118,572,804
AMAG Pharmaceuticals, Inc. (b)	706,177	12,216,862
Amarin Corp. PLC ADR (b)(c)	1,661,031	4,883,431
Amgen, Inc.	5,309,863	824,303,126
Amicus Therapeutics, Inc. (b)(c)	3,953,862	31,709,973
Applied Genetic Technologies Corp. (b)	403,865	2,100,098
Aptevo Therapeutics, Inc. (b)	101,833	214,868
AquaBounty Technologies, Inc. (b)(c)	7,555	62,102
Ardelyx, Inc. (b)	1,835,888	8,628,674
Argenx SE sponsored ADR (c)	590,392	12,309,673
Array BioPharma, Inc. (b)(c)	6,834,403	51,804,775
Ascendis Pharma A/S sponsored ADR (b)	142,632	3,401,773
Asterias Biotherapeutics, Inc. (b)(c)	596,713	1,819,975
Asterias Biotherapeutics, Inc. warrants 9/29/17 (b)	119,342	54,897
Atara Biotherapeutics, Inc. (b)(c)(d)	1,523,383	20,184,825
aTyr Pharma, Inc. (b)(c)	201,820	655,915
aTyr Pharma, Inc. (a)(b)	675,659	2,195,892
Audentes Therapeutics, Inc.	254,900	3,637,423
Axovant Sciences Ltd. (b)	1,152,860	24,659,675
Bellicum Pharmaceuticals, Inc. (b)(c)(d)	2,063,817	21,855,822
BioCryst Pharmaceuticals, Inc. (b)	2,165,253	11,151,053
Biogen, Inc. (b)	1,127,904	279,460,774
Biohaven Pharmaceutical Holding Co. Ltd.	751,723	18,950,937
BioMarin Pharmaceutical, Inc. (b)	1,911,634	167,535,604
BioTime, Inc. warrants 10/1/18 (b)	30,113	8,974
bluebird bio, Inc. (b)	310,119	23,367,467
Blueprint Medicines Corp. (b)	1,581,444	56,742,211
Calithera Biosciences, Inc. (b)(c)	1,152,161	17,916,104
Cara Therapeutics, Inc. (b)(c)	958,475	15,872,346
Catalyst Pharmaceutical Partners, Inc. (b)	282,100	598,052
Celgene Corp. (b)	4,216,680	482,430,359
Celldex Therapeutics, Inc. (b)(c)	4,415,966	12,497,184
Chiasma, Inc. (b)(c)(d)	1,607,399	2,330,729
Chiasma, Inc. warrants (b)(d)	382,683	80,027
Chimerix, Inc. (b)	1,871,867	8,385,964
Cidara Therapeutics, Inc. (b)(d)	146,000	876,000
Cidara Therapeutics, Inc. (a)(b)(d)	1,066,786	6,400,716
Clovis Oncology, Inc. (b)	963,300	49,764,078
Corbus Pharmaceuticals Holdings, Inc. (b)(c)	726,400	4,503,680
Corvus Pharmaceuticals, Inc. (b)(c)	845,248	8,587,720
Cytokinetics, Inc. (b)(d)	2,884,658	39,087,116
CytomX Therapeutics, Inc. (a)(b)	287,485	4,050,664
DBV Technologies SA sponsored ADR (b)	634,500	21,065,400
Dicerna Pharmaceuticals, Inc. (b)(c)	683,098	2,117,604
Dynavax Technologies Corp. (b)(c)	935,916	5,147,538
Eagle Pharmaceuticals, Inc. (b)(c)	253,208	18,471,524
Edge Therapeutics, Inc. (b)(c)	40,343	395,361
Editas Medicine, Inc. (b)(c)	851,718	11,634,468
Emergent BioSolutions, Inc. (b)	120,767	3,856,090
Enanta Pharmaceuticals, Inc. (b)	233,028	7,009,482
Epizyme, Inc. (b)(c)(d)	4,727,653	67,605,438
Esperion Therapeutics, Inc. (b)(c)	1,063,972	34,068,383
Exact Sciences Corp. (b)(c)	1,537,045	56,056,031
Exelixis, Inc. (b)	5,527,240	103,414,660
Fate Therapeutics, Inc. (b)	1,760,366	5,932,433
Fibrocell Science, Inc. (b)(d)	794,463	1,700,151
FibroGen, Inc. (b)	855,311	22,494,679
Five Prime Therapeutics, Inc. (b)	461,000	13,023,250
Foundation Medicine, Inc. (b)(c)	73,100	2,777,800
Galapagos Genomics NV sponsored ADR (b)(c)	928,188	76,417,718
Genmab A/S (b)	284,774	60,770,022
Genocea Biosciences, Inc. (b)	21,563	131,534
Genomic Health, Inc. (b)	214,728	6,819,761
GenSight Biologics SA	446,320	3,334,134
Geron Corp. (b)(c)(d)	15,808,751	42,051,278
Gilead Sciences, Inc.	975,310	63,287,866
Global Blood Therapeutics, Inc. (b)(c)	2,033,105	54,893,835
Halozyme Therapeutics, Inc. (b)(c)	4,646,150	54,824,570
Heron Therapeutics, Inc. (b)	929,179	12,450,999
Histogenics Corp. (b)(d)	1,132,386	1,811,818
Idera Pharmaceuticals, Inc. (b)(c)	2,582,662	4,209,739
Ignyta, Inc. (b)	325,659	2,295,896
Immune Design Corp. (b)	343,041	2,555,655
ImmunoGen, Inc. (b)(c)	2,989,397	13,781,120
Immunomedics, Inc. (b)(c)	3,658,279	27,620,006
Incyte Corp. (b)	1,695,654	219,298,932
Insys Therapeutics, Inc. (b)(c)	179,090	2,632,623
Intellia Therapeutics, Inc. (b)(c)	611,061	7,002,759
Intercept Pharmaceuticals, Inc. (b)(c)	1,073,568	120,132,259
Intrexon Corp. (b)(c)	234,053	4,990,010
Ionis Pharmaceuticals, Inc. (b)(c)	2,570,377	117,697,563
Ironwood Pharmaceuticals, Inc. Class A (b)(c)	4,112,010	72,823,697
Jounce Therapeutics, Inc. (d)	1,966,877	37,837,796
Juno Therapeutics, Inc. (b)(c)	1,428,427	33,182,359
Karyopharm Therapeutics, Inc. (b)(c)(d)	3,165,815	25,706,418
Keryx Biopharmaceuticals, Inc. (b)(c)	1,918,225	12,257,458
Kite Pharma, Inc. (b)(c)	492,678	35,630,473
Kura Oncology, Inc. (b)(c)(d)	1,894,217	16,858,531
La Jolla Pharmaceutical Co. (b)(c)(d)	1,189,798	34,028,223
Lexicon Pharmaceuticals, Inc. (b)(c)	2,563,804	35,508,685
Ligand Pharmaceuticals, Inc. Class B (b)(c)	359,501	38,926,768
Lion Biotechnologies, Inc. (b)	1,172,782	6,039,827
Loxo Oncology, Inc. (b)(c)(d)	1,954,436	89,220,003
Macrogenics, Inc. (b)(d)	2,940,497	52,193,822
MediciNova, Inc. (b)(c)	794,520	4,624,106
Merrimack Pharmaceuticals, Inc. (c)	2,833,462	5,142,734
MiMedx Group, Inc. (b)(c)	45,164	617,844
Minerva Neurosciences, Inc. (b)(c)(d)	3,320,214	27,391,766
Miragen Therapeutics, Inc. (b)(d)	2,466,347	26,932,509
Mirna Therapeutics, Inc. (b)	105,000	157,500
Momenta Pharmaceuticals, Inc. (b)	1,169,645	16,959,853
NantKwest, Inc. (b)(c)	279,543	1,025,923
Neurocrine Biosciences, Inc. (b)	2,646,151	115,028,184
NewLink Genetics Corp. (b)(c)	603,400	7,699,384
Novavax, Inc. (b)(c)	9,408,321	8,667,886
Novelion Therapeutics, Inc. (b)	462,707	3,863,603
Opko Health, Inc. (b)(c)	1,038,767	6,378,029
Oragenics, Inc. (b)	1,558,058	746,310
Osiris Therapeutics, Inc. (b)(c)	64,395	386,370
OvaScience, Inc. (b)	677,491	867,188
Ovid Therapeutics, Inc.	508,600	6,484,650
Ovid Therapeutics, Inc.	483,349	5,546,430
Portola Pharmaceuticals, Inc. (b)	2,704,725	99,669,116
Progenics Pharmaceuticals, Inc. (b)(c)	2,054,548	13,087,471
Protagonist Therapeutics, Inc.	572,963	6,399,997
Proteostasis Therapeutics, Inc. (b)	674,200	2,669,832
Prothena Corp. PLC (b)	769,935	39,274,384
PTC Therapeutics, Inc. (b)(c)	540,928	6,777,828
Puma Biotechnology, Inc. (b)(c)	1,188,125	90,891,563
Radius Health, Inc. (b)(c)(d)	2,977,615	103,085,031
Regeneron Pharmaceuticals, Inc. (b)	1,202,163	551,864,947
REGENXBIO, Inc. (b)	1,321,108	22,590,947
Regulus Therapeutics, Inc. (b)(c)	1,944,641	2,722,497
Repligen Corp. (b)	950,386	37,293,147
Retrophin, Inc. (b)	1,505,603	23,863,808
Sage Therapeutics, Inc. (b)	1,506,493	99,594,252
Sangamo Therapeutics, Inc. (b)(c)	1,373,531	9,340,011
Sarepta Therapeutics, Inc. (b)(c)	861,486	25,706,742
Seattle Genetics, Inc. (b)	2,545,790	162,879,644
Selecta Biosciences, Inc.	226,900	3,103,992
Seres Therapeutics, Inc. (b)(d)	1,028,440	9,379,373
Seres Therapeutics, Inc. (a)(b)(d)	1,292,035	11,783,359
Spark Therapeutics, Inc. (b)(c)	1,446,320	73,661,078
Spectrum Pharmaceuticals, Inc. (b)	1,170,100	6,622,766
Stemline Therapeutics, Inc. (b)(c)(d)	2,032,699	16,058,322
Syndax Pharmaceuticals, Inc. (b)(c)	1,068,245	12,968,494
Syros Pharmaceuticals, Inc.	557,661	8,922,576
Syros Pharmaceuticals, Inc. (a)	303,621	4,857,936
TESARO, Inc. (b)(c)	996,407	148,773,529
TG Therapeutics, Inc. (b)(c)(d)	5,049,511	56,806,999
Threshold Pharmaceuticals, Inc. (b)(c)	366,950	167,696
Tocagen, Inc.	626,700	10,020,933
Trevena, Inc. (b)	1,105,549	2,575,929
Ultragenyx Pharmaceutical, Inc. (b)(c)	1,777,721	95,730,276
United Therapeutics Corp. (b)	295,625	35,738,106
Vanda Pharmaceuticals, Inc. (b)	1,263,492	17,373,015
Versartis, Inc. (b)(d)	2,451,170	37,625,460
Vertex Pharmaceuticals, Inc. (b)	2,876,008	355,474,589
Vical, Inc. (b)	496,584	1,206,699
Vital Therapies, Inc. (b)(c)(d)	2,369,791	6,279,946
Voyager Therapeutics, Inc. (b)(c)(d)	2,463,174	21,823,722
Xencor, Inc. (b)	1,577,548	32,339,734
Zafgen, Inc. (b)(d)	2,712,346	9,194,853
		7,555,797,799
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (b)(e)	54,958	7,436,092
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Bioverativ, Inc.	329,791	18,168,186
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)(c)	900,970	1,198,290
Novocure Ltd. (b)(c)	424,789	5,331,102
Novocure Ltd. (a)(b)	701,713	8,806,498
Vermillion, Inc. (b)(c)(d)	4,260,663	7,285,734
Zosano Pharma Corp. (b)(c)	1,177,516	1,730,949
		24,352,573
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
G1 Therapeutics, Inc.	840,300	15,377,490
Health Care Technology - 0.0%
Health Care Technology - 0.0%
NantHealth, Inc. (c)	107,900	333,411
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Transgenomic, Inc. (b)	236,500	59,125
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (b)	33,334	67,335
Pharmaceuticals - 7.8%
Pharmaceuticals - 7.8%
Achaogen, Inc. (b)(c)	1,553,725	31,354,171
Adimab LLC (b)(e)(f)	1,954,526	48,315,883
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)	8,274,568	8,109,077
Aradigm Corp. (b)(c)	159,954	223,936
Avexis, Inc. (b)(c)	1,119,481	79,203,281
Axsome Therapeutics, Inc. (b)(c)	1,060,752	4,083,895
Cempra, Inc. (b)(c)(d)	4,040,674	15,354,561
Corcept Therapeutics, Inc. (b)	185,022	2,092,599
Dermira, Inc. (b)	1,835,591	50,331,905
Egalet Corp. (b)(c)	1,207,531	2,584,116
GW Pharmaceuticals PLC ADR (b)(c)	736,798	72,655,651
Horizon Pharma PLC (b)	892,940	8,929,400
Intra-Cellular Therapies, Inc. (b)	529,782	5,430,266
Jazz Pharmaceuticals PLC (b)	471,513	68,633,432
Kolltan Pharmaceuticals, Inc. rights (b)	10,639,609	1,702,337
MyoKardia, Inc. (b)(c)(d)	1,937,633	24,995,466
Nektar Therapeutics (b)	90,271	1,794,587
NeurogesX, Inc. (b)(d)	2,550,000	26
Ocular Therapeutix, Inc. (b)(c)	1,084,328	11,060,146
Pacira Pharmaceuticals, Inc. (b)	478,635	21,251,394
Paratek Pharmaceuticals, Inc. (b)	1,315,832	26,382,432
Reata Pharmaceuticals, Inc. (c)	169,797	4,691,491
Repros Therapeutics, Inc. (b)(c)	938,890	441,278
Stemcentrx, Inc. rights 12/31/21 (b)	876,163	2,479,541
Tetraphase Pharmaceuticals, Inc. (b)	989,003	6,814,231
The Medicines Company (b)(c)	1,707,508	67,907,593
TherapeuticsMD, Inc. (b)	6,331,942	26,277,559
Theravance Biopharma, Inc. (b)(c)	858,800	31,346,200
UroGen Pharma Ltd. (d)	602,330	10,751,591
WAVE Life Sciences (b)(c)(d)	1,421,761	26,871,283
Zogenix, Inc. (b)(c)	768,113	9,755,035
Zogenix, Inc. warrants 7/27/17 (b)	498,465	334
		671,824,697
TOTAL COMMON STOCKS
(Cost $6,513,656,160)		8,293,416,708

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.8%
Biotechnology - 1.5%
Biotechnology - 1.5%
23andMe, Inc. Series E (b)(e)	1,505,457	16,213,772
Axcella Health, Inc. Series C (b)(e)	1,642,272	16,554,102
Immunocore Ltd. Series A (b)(e)	73,318	20,301,812
Moderna Therapeutics, Inc.:
Series D (e)	2,074,940	12,034,652
Series E (e)	2,698,970	15,654,026
RaNA Therapeutics LLC Series B (b)(e)	5,634,091	13,352,796
Scholar Rock LLC Series B (b)(e)	4,276,340	11,032,957
Twist Bioscience Corp.:
Series C (b)(e)	8,133,875	17,452,856
Series D (b)(e)	1,976,343	4,240,639
		126,837,612
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Allena Pharmaceuticals, Inc. Series C (b)(e)	6,041,631	13,049,923
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (b)(e)	856,366	2,260,806
Series B (b)(e)	2,783,187	7,347,614
		9,608,420
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (b)(e)	8,274,568	3,971,793

TOTAL CONVERTIBLE PREFERRED STOCKS		153,467,748

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (b)(e)	588,700	5,492,571
TOTAL PREFERRED STOCKS
(Cost $135,994,537)		158,960,319

Money Market Funds - 12.9%
Fidelity Cash Central Fund, 0.86% (g)	28,546,059	28,551,768
Fidelity Securities Lending Cash Central Fund 0.87% (g)(h)	1,071,482,166	1,071,589,314
TOTAL MONEY MARKET FUNDS
(Cost $1,100,039,164)		1,100,141,082
TOTAL INVESTMENT PORTFOLIO - 111.9%
(Cost $7,749,689,861)		9,552,518,109
NET OTHER ASSETS (LIABILITIES) - (11.9)%		(1,014,639,065)
NET ASSETS - 100%		$8,537,879,044

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,721,736 or 0.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $214,712,294 or 2.5% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$3,723,556
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Axcella Health, Inc. Series C	1/30/15	$16,554,102
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Immunocore Ltd. Series A	7/27/15	$13,796,921
Moderna Therapeutics, Inc. Series D	11/6/13	$9,158,071
Moderna Therapeutics, Inc. Series E	12/18/14	$11,912,324
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Scholar Rock LLC Series B	12/17/15	$12,829,020
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Twist Bioscience Corp. Series D	1/8/16	$4,240,639
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,269
Fidelity Securities Lending Cash Central Fund	2,545,269
Total	$2,628,538

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$98,051,765	$--	$--	$--	$93,611,547
Acorda Therapeutics, Inc.	62,530,736	--	5,478,998	--	--
Adamas Pharmaceuticals, Inc.	32,978,322	--	4,043,994	--	23,899,490
Alder Biopharmaceuticals, Inc.	67,312,513	--	--	--	45,365,982
Aldeyra Therapeutics, Inc.	5,663,057	--	141,595	--	5,625,963
Atara Biotherapeutics, Inc.	28,569,877	--	6,239,942	--	20,184,825
Avexis, Inc.	89,004,815	--	25,019,141	--	--
Axsome Therapeutics, Inc.	6,093,929	--	1,211,372	--	--
Bellicum Pharmaceuticals, Inc.	12,222,396	13,883,147	--	--	21,855,822
Cempra, Inc.	14,107,872	--	411,563	--	15,354,561
Chiasma, Inc.	2,641,278	--	63,934	--	2,330,729
Chiasma, Inc. warrants	105,173	--	--	--	80,027
Cidara Therapeutics, Inc.	1,051,200	--	--	--	876,000
Cidara Therapeutics, Inc.	7,680,859	--	--	--	6,400,716
Cytokinetics, Inc.	23,813,727	3,369,062	--	--	39,087,116
Cytokinetics, Inc. warrants 6/25/17	3,409,874	--	--	--	--
Egalet Corp.	10,675,696	--	4,421,617	--	--
Epizyme, Inc.	81,256,291	--	16,432,459	--	67,605,438
Fibrocell Science, Inc.	1,702,568	--	38,656	--	1,700,151
Geron Corp.	33,988,815	--	--	--	42,051,278
Global Blood Therapeutics, Inc.	68,660,137	--	13,297,539	--	--
Histogenics Corp.	1,891,085	--	--	--	1,811,818
Jounce Therapeutics, Inc.	35,864,035	--	--	--	37,837,796
Karyopharm Therapeutics, Inc.	32,829,502	--	--	--	25,706,418
Kura Oncology, Inc.	15,816,712	--	--	--	16,858,531
La Jolla Pharmaceutical Co.	38,332,223	1,652,643	--	--	34,028,223
Loxo Oncology, Inc.	86,708,884	140,955	--	--	89,220,003
Macrogenics, Inc.	62,162,107	--	--	--	52,193,822
Minerva Neurosciences, Inc.	29,051,873	--	--	--	27,391,766
Miragen Therapeutics, Inc.	32,333,809	--	--	--	26,932,509
MyoKardia, Inc.	32,129,339	--	9,483,267	--	24,995,466
NeurogesX, Inc.	26	--	--	--	26
Paratek Pharmaceuticals, Inc.	19,671,688	--	--	--	--
Radius Health, Inc.	133,725,306	--	8,314,845	--	103,085,031
Seres Therapeutics, Inc.	12,506,899	--	--	--	11,783,359
Seres Therapeutics, Inc.	9,955,299	--	--	--	9,379,373
Stemline Therapeutics, Inc.	14,228,893	--	--	--	16,058,322
Syndax Pharmaceuticals, Inc.	11,352,881	930,086	--	--	--
TG Therapeutics, Inc.	16,717,918	21,596,708	--	--	56,806,999
UroGen Pharma Ltd.	--	7,830,290	--	--	10,751,591
Vermillion, Inc.	9,842,132	--	--	--	7,285,734
Versartis, Inc.	58,725,590	--	4,659,780	--	37,625,460
Vital Therapies, Inc.	5,541,828	4,712,000	--	--	6,279,946
Voyager Therapeutics, Inc.	34,640,913	--	2,386,028	--	21,823,722
WAVE Life Sciences	42,795,006	--	--	--	26,871,283
Zafgen, Inc.	10,768,014	--	--	--	9,194,853
Zosano Pharma Corp.	3,155,743	--	--	--	--
Total	$1,402,268,605	$54,114,891	$101,644,730	$--	$1,039,951,696

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,293,416,708	$8,181,909,150	$43,464,602	$68,042,956
Preferred Stocks	158,960,319	--	--	158,960,319
Money Market Funds	1,100,141,082	1,100,141,082	--	--
Total Investments in Securities:	$9,552,518,109	$9,282,050,232	$43,464,602	$227,003,275

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$67,962,514
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	66,442
Cost of Purchases	14,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$68,042,956
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$66,442
Preferred Stocks
Beginning Balance	$178,837,945
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(13,403,404)
Cost of Purchases	--
Proceeds of Sales	(6,474,222)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$158,960,319
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(12,863,019)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$227,003,275	Market comparable	Enterprise value/Sales multiple (EV/S)	2.7	Increase
			Transaction price	$1.98 - $150.00/ $37.70	Increase
			Discount rate	16.0% - 25.0% / 20.5%	Decrease
			Premium rate	15.0%	Increase
			Proxy discount	12.0% - 18.5% / 15.2%	Decrease
			Probability rate	77.0%	Increase
			Proxy premium	19.6% - 46.9% / 24.6%	Increase
		Market approach	Transaction price	$2.15 - $5.80/ $4.19	Increase
		Recovery value	Recovery value	0.0%	Increase
		Discount cash flow	Discount rate	8.0% - 14.4% / 11.4%	Decrease
			Discount for lack of marketability (DLOM)	10.0%	Decrease
			Probability rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $7,763,942,931. Net unrealized appreciation aggregated $1,788,575,178, of which $2,923,518,973 related to appreciated investment securities and $1,134,943,795 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2017

ENE-QTLY-0717
1.802168.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LyondellBasell Industries NV Class A	338,300	$27,239,916
Energy Equipment & Services - 18.8%
Oil & Gas Drilling - 1.6%
Hess Midstream Partners LP	54,600	1,268,904
Nabors Industries Ltd.	564,900	4,971,120
Odfjell Drilling A/S (a)	1,434,080	3,445,472
Shelf Drilling Ltd. (a)	1,791,500	13,993,940
Trinidad Drilling Ltd. (a)	2,361,600	3,444,018
Xtreme Drilling & Coil Services Corp. (a)	2,111,600	3,626,540
		30,749,994
Oil & Gas Equipment & Services - 17.2%
Baker Hughes, Inc.	1,632,200	90,015,830
C&J Energy Services, Inc. (a)	124,100	4,189,616
Dril-Quip, Inc. (a)	338,453	16,787,269
Frank's International NV (b)	989,400	7,400,712
Halliburton Co.	1,936,700	87,519,473
National Oilwell Varco, Inc.	577,000	18,850,590
NCS Multistage Holdings, Inc.	189,188	4,964,293
Newpark Resources, Inc. (a)	1,902,102	14,075,555
Oceaneering International, Inc.	530,827	12,941,562
RigNet, Inc. (a)	343,232	5,749,136
Schlumberger Ltd.	881,358	61,333,703
Smart Sand, Inc.	287,100	2,796,354
Tesco Corp. (a)	410,200	1,907,430
TETRA Technologies, Inc. (a)	1,066,000	3,293,940
Total Energy Services, Inc.	94,100	975,238
		332,800,701

TOTAL ENERGY EQUIPMENT & SERVICES		363,550,695

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd.	445,664	7,422,091
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp.	312,500	4,140,625
Oil, Gas & Consumable Fuels - 78.1%
Integrated Oil & Gas - 16.7%
Chevron Corp.	1,471,123	152,231,808
Exxon Mobil Corp.	1,875,948	151,013,814
Suncor Energy, Inc.	567,100	17,749,556
		320,995,178
Oil & Gas Exploration & Production - 46.9%
Anadarko Petroleum Corp.	1,434,715	72,496,149
Cabot Oil & Gas Corp.	787,000	17,463,530
Callon Petroleum Co. (a)	2,320,000	26,262,400
Centennial Resource Development, Inc. Class A	115,200	1,795,968
Cimarex Energy Co.	331,045	35,607,200
Concho Resources, Inc. (a)	283,100	35,891,418
ConocoPhillips Co.	463,600	20,718,284
Continental Resources, Inc. (a)	1,091,000	41,021,600
Devon Energy Corp.	503,900	17,122,522
Diamondback Energy, Inc. (a)	803,200	74,504,832
Encana Corp.	2,450,800	23,821,301
EOG Resources, Inc.	1,420,064	128,245,980
Extraction Oil & Gas, Inc.(b)	1,214,629	17,296,317
Hess Corp.	497,100	22,811,919
Jones Energy, Inc.	1	2
Marathon Oil Corp.	985,900	12,836,418
Newfield Exploration Co. (a)	971,900	31,567,312
Noble Energy, Inc.	797,488	22,879,931
Parsley Energy, Inc. Class A (a)	1,397,400	41,432,910
PDC Energy, Inc. (a)	537,551	26,694,783
Pioneer Natural Resources Co.	562,799	93,908,641
Range Resources Corp.	378,300	8,723,598
Resolute Energy Corp.(a)(b)	274,560	10,762,752
Rice Energy, Inc. (a)	1,362,129	27,242,580
Ring Energy, Inc. (a)	632,022	8,203,646
RSP Permian, Inc. (a)	1,077,000	38,330,430
Seven Generations Energy Ltd. (a)	916,300	16,435,540
Viper Energy Partners LP	459,900	7,827,498
WPX Energy, Inc. (a)	1,931,900	20,903,158
		902,808,619
Oil & Gas Refining & Marketing - 5.8%
Alon U.S.A. Energy, Inc.	588,800	7,271,680
Delek U.S. Holdings, Inc.	1,097,200	26,903,344
Marathon Petroleum Corp.	657,900	34,237,116
Phillips 66 Co.	417,873	31,804,314
Reliance Industries Ltd. (a)	494,305	10,273,054
World Fuel Services Corp.	59,241	2,093,577
		112,583,085
Oil & Gas Storage & Transport - 8.7%
Cheniere Energy, Inc. (a)	103,900	5,062,008
Enterprise Products Partners LP	116,300	3,118,003
GasLog Partners LP	284,200	6,223,980
Gener8 Maritime, Inc. (a)	2,559,010	13,562,753
Golar LNG Ltd. (b)	424,400	9,873,666
Kinder Morgan, Inc.	2,529,000	47,444,040
Noble Midstream Partners LP	271,000	12,463,290
Plains All American Pipeline LP	848,400	22,465,632
Targa Resources Corp.	351,900	16,162,767
Teekay LNG Partners LP	163,000	2,477,600
The Williams Companies, Inc.	1,014,100	29,003,260
		167,856,999

TOTAL OIL, GAS & CONSUMABLE FUELS		1,504,243,881

TOTAL COMMON STOCKS
(Cost $1,798,314,458)		1,906,597,208

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.86% (c)	19,970,031	19,974,025
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	21,562,447	21,564,603
TOTAL MONEY MARKET FUNDS
(Cost $41,536,472)		41,538,628
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,839,850,930)		1,948,135,836
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(20,980,684)
NET ASSETS - 100%		$1,927,155,152

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,258
Fidelity Securities Lending Cash Central Fund	116,661
Total	$135,919

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,845,973,524. Net unrealized appreciation aggregated $102,162,312, of which $251,423,843 related to appreciated investment securities and $149,261,531 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Financial Services Portfolio

May 31, 2017

FIN-QTLY-0717
1.802171.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Banks - 38.0%
Diversified Banks - 19.3%
Bank of America Corp.	2,087,300	$46,776,393
Citigroup, Inc.	847,490	51,307,045
JPMorgan Chase & Co.	371,700	30,535,155
U.S. Bancorp	300,000	15,267,000
Wells Fargo & Co.	575,000	29,405,500
		173,291,093
Regional Banks - 18.7%
Bank of the Ozarks, Inc.	253,900	11,222,380
CIT Group, Inc.	325,000	14,641,250
CoBiz, Inc.	375,000	5,902,500
East West Bancorp, Inc.	100,000	5,473,000
First Republic Bank	100,000	9,210,000
Huntington Bancshares, Inc.	3,346,300	41,962,602
M&T Bank Corp.	50,000	7,823,500
PNC Financial Services Group, Inc.	253,600	30,102,320
Popular, Inc.	257,100	9,564,120
Preferred Bank, Los Angeles	40,000	1,996,400
Regions Financial Corp.	650,000	8,996,000
SunTrust Banks, Inc.	250,000	13,342,500
SVB Financial Group (a)	40,000	6,820,000
		167,056,572

TOTAL BANKS		340,347,665

Capital Markets - 21.9%
Asset Management & Custody Banks - 6.0%
Affiliated Managers Group, Inc.	77,800	11,969,530
BlackRock, Inc. Class A	46,500	19,029,660
Northern Trust Corp.	254,100	22,218,504
		53,217,694
Financial Exchanges & Data - 5.1%
CBOE Holdings, Inc.	265,000	22,888,050
IntercontinentalExchange, Inc.	375,000	22,571,250
		45,459,300
Investment Banking & Brokerage - 10.8%
E*TRADE Financial Corp. (a)	725,000	25,092,250
Goldman Sachs Group, Inc.	180,000	38,026,800
Investment Technology Group, Inc.	250,000	4,982,500
TD Ameritrade Holding Corp.	775,000	28,954,000
		97,055,550

TOTAL CAPITAL MARKETS		195,732,544

Consumer Finance - 8.2%
Consumer Finance - 8.2%
Capital One Financial Corp.	653,700	50,282,604
Synchrony Financial	875,000	23,493,750
		73,776,354
Diversified Financial Services - 5.2%
Multi-Sector Holdings - 5.2%
Berkshire Hathaway, Inc. Class B (a)	282,000	46,608,960
Insurance - 20.7%
Insurance Brokers - 1.2%
Willis Group Holdings PLC	75,000	10,997,250
Life & Health Insurance - 2.1%
Torchmark Corp.	252,100	19,033,550
Multi-Line Insurance - 3.1%
American International Group, Inc.	215,000	13,680,450
Hartford Financial Services Group, Inc.	275,000	13,582,250
		27,262,700
Property & Casualty Insurance - 12.6%
Allstate Corp.	290,000	25,038,600
Chubb Ltd.	244,900	35,067,231
FNF Group	414,100	17,644,801
The Travelers Companies, Inc.	276,800	34,558,480
		112,309,112
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	125,000	15,563,750

TOTAL INSURANCE		185,166,362

IT Services - 3.2%
Data Processing & Outsourced Services - 3.2%
Visa, Inc. Class A	140,000	13,332,200
WEX, Inc. (a)	145,000	14,813,200
		28,145,400
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	369,800	3,912,484
Radian Group, Inc.	152,500	2,449,150
		6,361,634
TOTAL COMMON STOCKS
(Cost $742,930,609)		876,138,919

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.86% (b)
(Cost $18,846,288)	18,842,520	18,846,288
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $761,776,897)		894,985,207
NET OTHER ASSETS (LIABILITIES) - 0.0%		73,125
NET ASSETS - 100%		$895,058,332

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,711
Fidelity Securities Lending Cash Central Fund	380
Total	$31,091

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $765,325,732. Net unrealized appreciation aggregated $129,659,475, of which $145,357,051 related to appreciated investment securities and $15,697,576 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

May 31, 2017

HOU-QTLY-0717
1.802162.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Building Products - 16.4%
Building Products - 16.4%
A.O. Smith Corp.	169,284	$9,288,613
Builders FirstSource, Inc. (a)	290,108	3,962,875
Continental Building Products, Inc. (a)	117,573	2,868,781
Fortune Brands Home & Security, Inc.	197,684	12,473,860
Gibraltar Industries, Inc. (a)	97,152	3,021,427
Johnson Controls International PLC	268,154	11,198,111
Masco Corp.	31,400	1,169,650
Masonite International Corp. (a)	73,000	5,376,450
Owens Corning	157,643	9,836,923
Patrick Industries, Inc. (a)	50,500	3,343,100
Simpson Manufacturing Co. Ltd.	49,900	2,004,982
Trex Co., Inc. (a)	58,000	3,727,660
		68,272,432
Construction & Engineering - 8.1%
Construction & Engineering - 8.1%
Chicago Bridge & Iron Co. NV (b)	21,616	408,975
EMCOR Group, Inc.	102,828	6,480,221
Fluor Corp.	139,924	6,276,991
Jacobs Engineering Group, Inc.	127,302	6,673,171
KBR, Inc.	324,554	4,423,671
MasTec, Inc. (a)	109,800	4,655,520
Valmont Industries, Inc.	32,800	4,801,920
		33,720,469
Construction Materials - 7.1%
Construction Materials - 7.1%
Martin Marietta Materials, Inc.	52,444	11,752,700
Summit Materials, Inc.	157,810	4,238,777
Vulcan Materials Co.	108,031	13,466,064
		29,457,541
Equity Real Estate Investment Trusts (REITs) - 19.6%
Residential REITs - 17.8%
American Homes 4 Rent Class A	176,869	3,974,246
AvalonBay Communities, Inc.	144,198	27,576,426
Camden Property Trust (SBI)	163,522	13,623,018
Equity Lifestyle Properties, Inc.	97,800	8,254,320
Equity Residential (SBI)	86,250	5,614,013
UDR, Inc.	395,700	15,277,977
		74,320,000
Specialized REITs - 1.8%
Extra Space Storage, Inc.	97,582	7,559,678

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		81,879,678

Household Durables - 12.2%
Home Furnishings - 1.4%
Mohawk Industries, Inc. (a)	24,553	5,875,533
Homebuilding - 10.8%
CalAtlantic Group, Inc.	81,577	2,940,035
Lennar Corp. Class A	225,010	11,545,263
M/I Homes, Inc.	74,800	2,108,612
NVR, Inc. (a)	4,689	10,702,080
Taylor Morrison Home Corp. (a)	166,215	3,864,499
Toll Brothers, Inc.	184,375	6,805,281
TopBuild Corp. (a)	133,500	7,148,925
		45,114,695

TOTAL HOUSEHOLD DURABLES		50,990,228

Real Estate Management & Development - 2.3%
Real Estate Development - 1.1%
Howard Hughes Corp. (a)	34,692	4,446,127
Real Estate Operating Companies - 0.3%
The RMR Group, Inc.	29,300	1,438,630
Real Estate Services - 0.9%
Invitation Homes, Inc.	164,600	3,542,192

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		9,426,949

Specialty Retail - 32.8%
Home Improvement Retail - 32.8%
Home Depot, Inc.	563,760	86,542,796
Lowe's Companies, Inc.	634,170	49,953,571
		136,496,367
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	77,700	3,135,195
TOTAL COMMON STOCKS
(Cost $293,661,020)		413,378,859

Convertible Preferred Stocks - 0.0%
Household Durables - 0.0%
Homebuilding - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)
(Cost $4,000,001)	865,801	8,658

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.86% (d)	3,081,721	3,082,338
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	31,197	31,200
TOTAL MONEY MARKET FUNDS
(Cost $3,113,538)		3,113,538
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $300,774,559)		416,501,055
NET OTHER ASSETS (LIABILITIES) - 0.0%		156,243
NET ASSETS - 100%		$416,657,298

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,658 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,105
Fidelity Securities Lending Cash Central Fund	163
Total	$6,268

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$413,378,859	$413,378,859	$--	$--
Convertible Preferred Stocks	8,658	--	--	8,658
Money Market Funds	3,113,538	3,113,538	--	--
Total Investments in Securities:	$416,501,055	$416,492,397	$--	$8,658

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $301,090,081. Net unrealized appreciation aggregated $115,410,974, of which $124,552,144 related to appreciated investment securities and $9,141,170 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Automotive Portfolio

May 31, 2017

AUT-QTLY-0717
1.802154.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Auto Components - 17.1%
Auto Parts & Equipment - 16.7%
Adient PLC	2,600	$178,178
Autoliv, Inc. (a)	2,600	288,392
BorgWarner, Inc.	5,800	246,558
Dana Holding Corp.	57,000	1,203,840
Delphi Automotive PLC	24,558	2,160,367
Gentex Corp.	8,100	153,738
Lear Corp.	2,000	298,080
Magna International, Inc. Class A (sub. vtg.)	22,700	1,016,152
NGK Spark Plug Co. Ltd.	19,400	394,306
Stoneridge, Inc. (b)	23,540	363,928
Tenneco, Inc.	13,506	767,816
Valeo SA	6,400	445,530
Visteon Corp. (b)	7,940	796,303
		8,313,188
Tires & Rubber - 0.4%
The Goodyear Tire & Rubber Co.	6,200	199,764

TOTAL AUTO COMPONENTS		8,512,952

Automobiles - 51.6%
Automobile Manufacturers - 51.1%
EDAG Engineering Group AG	46,900	856,397
Ferrari NV	12,800	1,110,016
Fiat Chrysler Automobiles NV (b)	80,500	850,885
Ford Motor Co.	381,331	4,240,401
General Motors Co.	126,514	4,292,620
Honda Motor Co. Ltd. sponsored ADR	119,895	3,348,667
Tata Motors Ltd. sponsored ADR	40	1,473
Tesla, Inc. (a)(b)	18,000	6,138,180
Toyota Motor Corp. sponsored ADR	43,117	4,636,802
		25,475,441
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	5,000	265,050

TOTAL AUTOMOBILES		25,740,491

Commercial Services & Supplies - 5.5%
Diversified Support Services - 5.5%
Copart, Inc. (b)	21,800	679,942
KAR Auction Services, Inc.	47,780	2,081,775
		2,761,717
Distributors - 3.0%
Distributors - 3.0%
Genuine Parts Co.	4,500	416,790
LKQ Corp. (b)	34,000	1,070,660
		1,487,450
Machinery - 2.6%
Construction Machinery & Heavy Trucks - 2.6%
Allison Transmission Holdings, Inc.	33,100	1,281,632
Software - 2.1%
Application Software - 2.1%
Mobileye NV (b)	16,700	1,033,730
Specialty Retail - 14.2%
Automotive Retail - 14.2%
Advance Auto Parts, Inc.	2,300	307,349
AutoZone, Inc. (b)	3,604	2,183,736
CarMax, Inc. (a)(b)	35,700	2,243,031
Lithia Motors, Inc. Class A (sub. vtg.)	200	18,170
O'Reilly Automotive, Inc. (b)	9,700	2,348,176
		7,100,462
Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (b)	14,700	526,995
TOTAL COMMON STOCKS
(Cost $36,836,485)		48,445,429

Nonconvertible Preferred Stocks - 1.2%
Automobiles - 1.2%
Automobile Manufacturers - 1.2%
Volkswagen AG
(Cost $549,632)	4,000	600,992

Money Market Funds - 17.4%
Fidelity Cash Central Fund, 0.86% (c)	134,654	134,681
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	8,517,881	8,518,732
TOTAL MONEY MARKET FUNDS
(Cost $8,653,347)		8,653,413
TOTAL INVESTMENT PORTFOLIO - 115.8%
(Cost $46,039,464)		57,699,834
NET OTHER ASSETS (LIABILITIES) - (15.8)%		(7,865,229)
NET ASSETS - 100%		$49,834,605

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,662
Fidelity Securities Lending Cash Central Fund	19,066
Total	$20,728

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $46,384,321. Net unrealized appreciation aggregated $11,315,513, of which $12,689,594 related to appreciated investment securities and $1,374,081 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Environment and Alternative Energy Portfolio

May 31, 2017

ENV-QTLY-0717
1.802170.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Energy Efficiency - 29.9%
Buildings Energy Efficiency - 15.5%
A.O. Smith Corp.	22,692	$1,245,110
Apogee Enterprises, Inc.	66,040	3,518,611
Carlisle Companies, Inc.	28,915	2,929,957
Comfort Systems U.S.A., Inc.	68,440	2,357,758
Ingersoll-Rand PLC	70,310	6,299,776
Lennox International, Inc.	21,671	3,837,934
Owens Corning	61,640	3,846,336
		24,035,482
Diversified Energy Efficiency - 8.2%
Honeywell International, Inc.	96,527	12,837,126
Industrial Energy Efficiency - 2.6%
EMCOR Group, Inc.	24,048	1,515,505
EnerSys	3,170	234,770
Regal Beloit Corp.	25,584	2,026,253
VMware, Inc. Class A (a)(b)	2,553	248,024
		4,024,552
Transport Energy Efficiency - 3.6%
Hexcel Corp.	45,660	2,348,294
Innospec, Inc.	52,097	3,334,208
		5,682,502

TOTAL ENERGY EFFICIENCY		46,579,662

Environmental Support Services - 11.1%
Diversified Environmental - 11.1%
3M Co.	85,062	17,392,626
Food Agriculture & Forestry - 8.4%
Logistics, Food Safety and Packing - 4.7%
Bemis Co., Inc.	52,250	2,332,440
Bunge Ltd.	23,280	1,861,702
Sealed Air Corp.	70,270	3,121,393
		7,315,535
Sustainable and Efficient Agriculture - 3.7%
Deere & Co.	47,318	5,794,562

TOTAL FOOD AGRICULTURE & FORESTRY		13,110,097

Miscellaneous Environmental - 7.7%
Other Environmental - 7.7%
Alphabet, Inc. Class C (a)	1,600	1,543,776
Apple, Inc.	10,130	1,547,459
IBM Corp.	10,135	1,546,905
Johnson & Johnson	12,240	1,569,780
Philips Lighting NV	42,740	1,584,395
Whirlpool Corp.	8,620	1,599,355
Whole Foods Market, Inc.	77,850	2,723,972
		12,115,642
Pollution Control - 6.0%
Environmental Testing and Gas - 1.5%
PerkinElmer, Inc.	37,160	2,343,310
Pollution Control Solutions - 4.5%
Cummins, Inc.	24,762	3,904,967
Tenneco, Inc.	56,468	3,210,206
		7,115,173

TOTAL POLLUTION CONTROL		9,458,483

Renewable & Alternative Energy - 24.4%
Biofuels - 0.7%
Cosan SA Industria e Comercio	94,640	1,053,749
Other Renewables Equipment - 3.3%
Andritz AG	85,012	5,100,560
Renewable Energy Developers and Independent Power Producers (IPPs) - 18.1%
Centrais Eletricas Brasileiras SA (Electrobras) (a)	108,180	459,672
China Power Intl Development Ltd.	1,012,910	386,054
Electric Power Development Co. Ltd.	25,350	673,177
Empresa Nacional de Electricidad SA	334,290	256,998
Empresa Nacional de Electricidad SA sponsored ADR	33,100	766,265
Enel Chile Sa	5,338,162	589,432
Energias de Portugal SA	300,470	1,105,083
Enersis SA	3,004,130	569,171
Enersis SA sponsored	212,260	1,993,121
ENGIE Brasil Energia SA	216,770	2,221,994
Graphic Packaging Holding Co.	253,090	3,419,246
Grupo Acciona SA	19,090	1,830,524
Hollysys Automation Technologies Ltd.	63,691	1,018,419
Iberdrola SA	723,842	5,771,582
IDACORP, Inc.	39,584	3,455,683
NHPC Ltd. (a)	944,530	442,909
PNOC Energy Development Corp.	3,345,500	409,910
Portland General Electric Co.	62,451	2,956,430
		28,325,670
Wind Power Generation Equipment - 2.3%
China High Speed Transmission Equipment Group Co. Ltd.	244,480	250,047
Nordex Se (a)(b)	28,440	407,018
Vestas Wind Systems A/S	32,270	2,868,087
		3,525,152

TOTAL RENEWABLE & ALTERNATIVE ENERGY		38,005,131

Waste Management & Technologies - 5.8%
Hazardous Waste Management - 1.6%
Stericycle, Inc. (a)	29,480	2,410,580
Recycling and Value Added Waste Processing - 4.2%
Copart, Inc. (a)	66,048	2,060,037
Darling International, Inc. (a)	45,090	706,560
Interface, Inc.	127,063	2,611,145
Steel Dynamics, Inc.	34,260	1,164,497
		6,542,239

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		8,952,819

Water Infrastructure & Technologies - 5.0%
Diversified Water Infrastructure - 2.6%
Danaher Corp.	47,810	4,060,981
Water Infrastructure - 2.4%
Crane Co.	49,227	3,819,031

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		7,880,012

TOTAL COMMON STOCKS
(Cost $130,632,838)		153,494,472

Cash Equivalents - 2.4%
Fidelity Cash Central Fund, 0.86% (c)	2,314,307	2,314,770
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	1,371,443	1,371,580
TOTAL CASH EQUIVALENTS
(Cost $3,686,134)		3,686,350
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $134,318,972)		157,180,822
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,108,195)
NET ASSETS - 100%		$156,072,627

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,355
Fidelity Securities Lending Cash Central Fund	8,779
Total	$17,134

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$3,349,088

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $134,519,606. Net unrealized appreciation aggregated $22,661,216, of which $24,241,974 related to appreciated investment securities and $1,580,758 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Industrials Portfolio

May 31, 2017

CYC-QTLY-0717
1.802164.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 22.6%
Aerospace & Defense - 22.6%
Astronics Corp. (a)	87,817	$2,687,200
Astronics Corp. Class B	8,732	267,723
Axon Enterprise, Inc. (a)	193,500	4,645,935
Elbit Systems Ltd.	22,700	2,773,486
General Dynamics Corp.	187,597	38,129,090
Hexcel Corp.	76,400	3,929,252
Huntington Ingalls Industries, Inc.	29,700	5,815,557
Northrop Grumman Corp.	139,200	36,083,424
Raytheon Co.	130,500	21,403,305
Rockwell Collins, Inc.	125,700	13,707,585
Teledyne Technologies, Inc. (a)	96,221	12,654,024
TransDigm Group, Inc.	56,300	15,092,904
United Technologies Corp.	396,771	48,120,387
		205,309,872
Air Freight & Logistics - 0.5%
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)	81,600	4,292,160
Airlines - 3.2%
Airlines - 3.2%
Allegiant Travel Co.	25,100	3,438,700
Ryanair Holdings PLC sponsored ADR (a)	24,500	2,615,130
Southwest Airlines Co.	384,100	23,080,569
		29,134,399
Building Products - 3.8%
Building Products - 3.8%
A.O. Smith Corp.	221,378	12,147,011
Fortune Brands Home & Security, Inc.	167,300	10,556,630
Masco Corp.	310,700	11,573,575
		34,277,216
Commercial Services & Supplies - 3.0%
Diversified Support Services - 2.5%
Cintas Corp.	88,600	11,152,968
KAR Auction Services, Inc.	258,500	11,262,845
		22,415,813
Environmental & Facility Services - 0.5%
Stericycle, Inc. (a)	60,500	4,947,085

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,362,898

Construction & Engineering - 5.2%
Construction & Engineering - 5.2%
AECOM (a)	769,298	24,702,159
Dycom Industries, Inc. (a)(b)	100,500	8,461,095
Fluor Corp.	102,800	4,611,608
KBR, Inc.	733,900	10,003,057
		47,777,919
Electrical Equipment - 8.1%
Electrical Components & Equipment - 7.3%
AMETEK, Inc.	381,854	23,300,731
Eaton Corp. PLC	284,200	21,991,396
Fortive Corp.	337,110	21,052,520
		66,344,647
Heavy Electrical Equipment - 0.8%
TPI Composites, Inc.	427,857	7,282,126

TOTAL ELECTRICAL EQUIPMENT		73,626,773

Industrial Conglomerates - 14.3%
Industrial Conglomerates - 14.3%
General Electric Co.	2,995,684	82,021,827
Honeywell International, Inc.	359,059	47,751,256
		129,773,083
Machinery - 21.3%
Construction Machinery & Heavy Trucks - 9.5%
Allison Transmission Holdings, Inc.	572,600	22,171,072
Caterpillar, Inc.	399,200	42,087,656
PACCAR, Inc.	162,100	10,205,816
Wabtec Corp. (b)	142,800	11,673,900
		86,138,444
Industrial Machinery - 11.8%
CIRCOR International, Inc.	1,600	103,136
Colfax Corp. (a)	215,200	8,728,512
Flowserve Corp.	328,700	15,941,950
IDEX Corp.	113,198	12,278,587
Ingersoll-Rand PLC	193,200	17,310,720
Middleby Corp. (a)	17,700	2,271,972
Nordson Corp.	57,700	6,686,276
Parker Hannifin Corp.	62,500	9,841,875
Pentair PLC	142,135	9,412,180
Rexnord Corp. (a)	493,900	11,260,920
Snap-On, Inc.	77,500	12,528,650
TriMas Corp. (a)	73,346	1,598,943
		107,963,721

TOTAL MACHINERY		194,102,165

Professional Services - 3.3%
Human Resource & Employment Services - 1.1%
Recruit Holdings Co. Ltd.	17,000	901,038
Robert Half International, Inc.	195,800	9,102,742
		10,003,780
Research & Consulting Services - 2.2%
IHS Markit Ltd. (a)	395,200	18,119,920
Nielsen Holdings PLC	59,500	2,289,560
		20,409,480

TOTAL PROFESSIONAL SERVICES		30,413,260

Road & Rail - 9.2%
Railroads - 6.6%
Norfolk Southern Corp.	183,000	22,697,490
Union Pacific Corp.	341,700	37,689,510
		60,387,000
Trucking - 2.6%
J.B. Hunt Transport Services, Inc.	139,320	11,895,142
Old Dominion Freight Lines, Inc.	126,700	11,316,844
		23,211,986

TOTAL ROAD & RAIL		83,598,986

Trading Companies & Distributors - 4.6%
Trading Companies & Distributors - 4.6%
HD Supply Holdings, Inc. (a)	307,048	12,389,387
MSC Industrial Direct Co., Inc. Class A	147,400	12,372,756
Univar, Inc. (a)	401,300	12,207,546
Wolseley PLC	78,050	5,150,843
		42,120,532
Water Utilities - 0.7%
Water Utilities - 0.7%
AquaVenture Holdings Ltd. (b)	351,700	5,961,315
TOTAL COMMON STOCKS
(Cost $735,903,752)		907,750,578

Money Market Funds - 2.1%
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)
(Cost $19,571,465)	19,569,508	19,571,465
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $755,475,217)		927,322,043
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(17,524,667)
NET ASSETS - 100%		$909,797,376

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,052
Fidelity Securities Lending Cash Central Fund	14,411
Total	$24,463

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$907,750,578	$902,599,735	$5,150,843	$--
Money Market Funds	19,571,465	19,571,465	--	--
Total Investments in Securities:	$927,322,043	$922,171,200	$5,150,843	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $756,719,208. Net unrealized appreciation aggregated $170,602,835, of which $179,154,597 related to appreciated investment securities and $8,551,762 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2017

IND-QTLY-0717
1.802177.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Chemicals - 65.8%
Commodity Chemicals - 8.4%
LyondellBasell Industries NV Class A	1,054,296	$84,891,914
Olin Corp.	564,500	16,562,430
Tronox Ltd. Class A	666,557	10,131,666
Westlake Chemical Corp.	302,500	18,591,650
		130,177,660
Diversified Chemicals - 25.3%
E.I. du Pont de Nemours & Co.	3,133,200	247,272,143
Eastman Chemical Co.	572,048	45,826,765
The Chemours Co. LLC	991,400	39,646,086
The Dow Chemical Co.	967,500	59,946,300
		392,691,294
Fertilizers & Agricultural Chemicals - 9.5%
Agrium, Inc.	215,100	19,875,472
CF Industries Holdings, Inc.	835,010	22,461,769
Monsanto Co.	669,730	78,639,697
The Scotts Miracle-Gro Co. Class A	310,331	26,877,768
		147,854,706
Industrial Gases - 3.3%
Air Products & Chemicals, Inc.	355,400	51,198,924
Specialty Chemicals - 19.3%
Axalta Coating Systems (a)	902,800	28,257,640
Ecolab, Inc.	434,520	57,721,637
Frutarom Industries Ltd.	173,396	11,273,727
Platform Specialty Products Corp. (a)	1,770,900	22,100,832
PPG Industries, Inc.	612,400	65,134,864
Sherwin-Williams Co.	197,900	65,657,283
W.R. Grace & Co.	690,540	49,504,813
		299,650,796

TOTAL CHEMICALS		1,021,573,380

Construction Materials - 2.9%
Construction Materials - 2.9%
Eagle Materials, Inc.	464,715	43,822,625
Summit Materials, Inc.	58,000	1,557,880
		45,380,505
Containers & Packaging - 17.8%
Metal & Glass Containers - 6.7%
Ardagh Group SA	221,000	5,301,790
Ball Corp.	1,954,584	79,942,486
Berry Global Group, Inc. (a)	318,400	18,464,016
		103,708,292
Paper Packaging - 11.1%
Avery Dennison Corp.	121,400	10,229,164
Graphic Packaging Holding Co.	4,924,695	66,532,629
Packaging Corp. of America	217,500	22,219,800
WestRock Co.	1,338,619	72,847,646
		171,829,239

TOTAL CONTAINERS & PACKAGING		275,537,531

Metals & Mining - 10.6%
Copper - 2.3%
Freeport-McMoRan, Inc. (a)	3,122,600	35,878,674
Diversified Metals & Mining - 3.3%
Alcoa Corp.	579,400	19,085,436
Glencore Xstrata PLC	3,587,482	13,178,152
Ivanhoe Mines Ltd. (a)	1,027,400	2,935,755
Rio Tinto PLC	381,500	15,234,740
		50,434,083
Gold - 3.1%
Franco-Nevada Corp.	224,800	16,786,154
Newmont Mining Corp.	466,500	15,930,975
Randgold Resources Ltd. sponsored ADR (b)	168,200	15,948,724
		48,665,853
Steel - 1.9%
JFE Holdings, Inc.	240,100	4,003,112
Reliance Steel & Aluminum Co.	191,700	13,984,515
Steel Dynamics, Inc.	341,400	11,604,186
		29,591,813

TOTAL METALS & MINING		164,570,423

Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Nexeo Solutions, Inc. (a)	633,614	5,575,803
Univar, Inc. (a)	782,100	23,791,482
		29,367,285
TOTAL COMMON STOCKS
(Cost $1,218,031,872)		1,536,429,124

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.86% (c)	38,667,966	38,675,699
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	8,607,842	8,608,703
TOTAL MONEY MARKET FUNDS
(Cost $47,283,541)		47,284,402
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $1,265,315,413)		1,583,713,526
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(32,138,114)
NET ASSETS - 100%		$1,551,575,412

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,584
Fidelity Securities Lending Cash Central Fund	23,416
Total	$47,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,536,429,124	$1,521,194,384	$15,234,740	$--
Money Market Funds	47,284,402	47,284,402	--	--
Total Investments in Securities:	$1,583,713,526	$1,568,478,786	$15,234,740	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,268,752,033. Net unrealized appreciation aggregated $314,961,493, of which $337,383,554 related to appreciated investment securities and $22,422,061 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Brokerage and Investment Management Portfolio

May 31, 2017

BRO-QTLY-0717
1.802157.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Capital Markets - 97.9%
Asset Management & Custody Banks - 37.7%
Affiliated Managers Group, Inc.	77,600	$11,938,760
Ameriprise Financial, Inc.	48,900	5,906,631
Apollo Global Management LLC Class A	354,100	9,571,323
Bank of New York Mellon Corp.	207,147	9,760,767
BlackRock, Inc. Class A	62,700	25,659,348
Cohen & Steers, Inc.	77,200	3,026,240
Diamond Hill Investment Group, Inc.	12,591	2,546,152
Eaton Vance Corp. (non-vtg.)	265,600	12,368,992
Fifth Street Asset Management, Inc. Class A	165,518	620,693
Financial Engines, Inc.	52,200	1,978,380
Invesco Ltd.	395,000	12,521,500
Janus Henderson Group PLC (a)	128,356	4,014,976
Legg Mason, Inc.	356,642	13,149,391
Northern Trust Corp.	185,100	16,185,144
Pzena Investment Management, Inc.	466,400	4,043,688
State Street Corp.	97,000	7,901,620
The Blackstone Group LP	35,900	1,180,392
Virtus Investment Partners, Inc.	24,700	2,487,290
WisdomTree Investments, Inc. (b)	248,800	2,366,088
		147,227,375
Financial Exchanges & Data - 29.7%
CBOE Holdings, Inc.	299,038	25,827,910
CME Group, Inc.	164,300	19,270,747
Deutsche Borse AG	90,300	9,381,033
IntercontinentalExchange, Inc.	298,800	17,984,772
MarketAxess Holdings, Inc.	23,700	4,516,746
Moody's Corp.	77,400	9,168,030
MSCI, Inc.	64,400	6,551,412
S&P Global, Inc.	163,100	23,292,311
		115,992,961
Investment Banking & Brokerage - 30.5%
BGC Partners, Inc. Class A	871,600	10,276,164
Charles Schwab Corp.	492,100	19,068,875
Goldman Sachs Group, Inc.	35,800	7,563,108
Investment Technology Group, Inc.	97,900	1,951,147
Lazard Ltd. Class A	84,300	3,751,350
Morgan Stanley	530,900	22,159,766
PJT Partners, Inc.	335,212	12,962,648
Raymond James Financial, Inc.	162,000	11,707,740
TD Ameritrade Holding Corp.	449,700	16,800,792
Tullett Prebon PLC	513,100	3,155,448
Virtu Financial, Inc. Class A (b)	596,400	9,721,320
		119,118,358

TOTAL CAPITAL MARKETS		382,338,694

Diversified Financial Services - 1.7%
Other Diversified Financial Services - 1.7%
NEX Group PLC	783,700	6,507,892
TOTAL COMMON STOCKS
(Cost $341,252,824)		388,846,586

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.86% (c)	4,220,987	4,221,831
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	8,712,241	8,713,113
TOTAL MONEY MARKET FUNDS
(Cost $12,934,714)		12,934,944
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $354,187,538)		401,781,530
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(11,389,213)
NET ASSETS - 100%		$390,392,317

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,253
Fidelity Securities Lending Cash Central Fund	7,451
Total	$18,704

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $355,411,908. Net unrealized appreciation aggregated $46,369,622, of which $53,933,126 related to appreciated investment securities and $7,563,504 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

May 31, 2017

PRC-QTLY-0717
1.802178.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Banks - 0.3%
Regional Banks - 0.3%
Hilltop Holdings, Inc.	500	$12,495
Huntington Bancshares, Inc.	122,600	1,537,404
		1,549,899
Capital Markets - 1.3%
Asset Management & Custody Banks - 1.3%
Apollo Global Management LLC Class A	148,444	4,012,441
Ares Management LP	208,614	3,765,483
		7,777,924
Consumer Finance - 0.1%
Consumer Finance - 0.1%
J.G. Wentworth Co. (a)(b)	179,100	35,820
OneMain Holdings, Inc. (a)	29,000	654,240
		690,060
Diversified Financial Services - 3.5%
Multi-Sector Holdings - 2.6%
Berkshire Hathaway, Inc. Class B (a)	90,700	14,990,896
Other Diversified Financial Services - 0.9%
Voya Financial, Inc.	161,800	5,530,324

TOTAL DIVERSIFIED FINANCIAL SERVICES		20,521,220

Insurance - 90.5%
Insurance Brokers - 15.5%
Aon PLC	171,900	22,503,429
Arthur J. Gallagher & Co.	203,700	11,555,901
Brown & Brown, Inc.	248,700	10,801,041
Marsh & McLennan Companies, Inc.	428,200	33,211,192
Willis Group Holdings PLC	87,328	12,804,905
		90,876,468
Life & Health Insurance - 22.6%
AFLAC, Inc.	309,600	23,337,648
CNO Financial Group, Inc.	235,300	4,821,297
FBL Financial Group, Inc. Class A	300	18,885
Genworth Financial, Inc. Class A (a)	444,100	1,625,406
MetLife, Inc.	737,175	37,293,683
Primerica, Inc.	49,100	3,545,020
Principal Financial Group, Inc.	320,600	20,168,946
Prudential Financial, Inc.	147,289	15,443,252
Sony Financial Holdings, Inc.	286,000	4,402,980
Torchmark Corp.	121,400	9,165,700
Unum Group	273,461	12,300,276
		132,123,093
Multi-Line Insurance - 13.7%
American International Group, Inc.	921,600	58,641,408
Hartford Financial Services Group, Inc.	300,100	14,821,939
Loews Corp.	114,100	5,380,956
Zurich Insurance Group AG	3,616	1,062,904
		79,907,207
Property & Casualty Insurance - 36.5%
Allied World Assurance Co. Holdings AG	254,200	13,363,294
Allstate Corp.	303,800	26,230,092
AmTrust Financial Services, Inc.	87,900	1,155,006
Arch Capital Group Ltd. (a)	76,000	7,391,000
Argo Group International Holdings, Ltd.	16,681	1,032,554
Aspen Insurance Holdings Ltd.	78,500	3,987,800
Assured Guaranty Ltd.	115,200	4,499,712
Axis Capital Holdings Ltd.	14,700	964,026
Beazley PLC	20,596	125,307
Chubb Ltd.	457,305	65,481,502
Employers Holdings, Inc.	800	32,040
esure Group PLC	174,900	610,022
First American Financial Corp.	69,100	3,007,232
FNF Group	122,800	5,232,508
FNFV Group (a)	21,299	297,121
Hanover Insurance Group, Inc.	43,900	3,660,821
Hiscox Ltd.	139,220	2,202,762
Markel Corp. (a)	8,600	8,404,350
MBIA, Inc. (a)	92,900	760,851
Mercury General Corp.	200	11,200
OneBeacon Insurance Group Ltd.	112,200	2,058,870
Progressive Corp.	109,800	4,658,814
The Travelers Companies, Inc.	376,500	47,006,025
XL Group Ltd.	271,000	11,839,990
		214,012,899
Reinsurance - 2.2%
Maiden Holdings Ltd.	700	7,385
Muenchener Rueckversicherungs AG	8,100	1,599,433
Reinsurance Group of America, Inc.	86,633	10,786,675
Third Point Reinsurance Ltd. (a)	46,300	608,845
		13,002,338

TOTAL INSURANCE		529,922,005

IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Gocompare.com Group PLC (a)	174,900	210,702
TOTAL COMMON STOCKS
(Cost $370,757,704)		560,671,810

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	81,033

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.86% (c)	20,426,749	20,430,834
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	12,399	12,400
TOTAL MONEY MARKET FUNDS
(Cost $20,441,850)		20,443,234
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $391,275,633)		581,196,077
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,452,291
NET ASSETS - 100%		$585,648,368

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,112
Fidelity Securities Lending Cash Central Fund	70
Total	$33,182

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$560,671,810	$559,072,377	$1,599,433	$--
Nonconvertible Preferred Stocks	81,033	81,033	--	--
Money Market Funds	20,443,234	20,443,234	--	--
Total Investments in Securities:	$581,196,077	$579,596,644	$1,599,433	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $393,058,310. Net unrealized appreciation aggregated $188,137,767, of which $190,268,603 related to appreciated investment securities and $2,130,836, related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Computers Portfolio

May 31, 2017

COM-QTLY-0717
1.802161.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Electronic Equipment & Components - 4.7%
Technology Distributors - 4.7%
Dell Technologies, Inc. (a)	385,433	$26,745,196
Internet Software & Services - 9.5%
Internet Software & Services - 9.5%
Alphabet, Inc.:
Class A (a)	25,200	24,874,668
Class C (a)	1,957	1,888,231
Facebook, Inc. Class A (a)	177,311	26,855,524
		53,618,423
IT Services - 4.0%
Data Processing & Outsourced Services - 2.2%
MasterCard, Inc. Class A	41,300	5,074,944
Visa, Inc. Class A	77,700	7,399,371
		12,474,315
IT Consulting & Other Services - 1.8%
DXC Technology Co.	85,012	6,590,130
IBM Corp.	425	64,868
Teradata Corp. (a)(b)	118,257	3,223,686
		9,878,684

TOTAL IT SERVICES		22,352,999

Semiconductors & Semiconductor Equipment - 4.9%
Semiconductor Equipment - 1.4%
ASML Holding NV	57,466	7,584,937
Semiconductors - 3.5%
Qualcomm, Inc.	345,769	19,802,191

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,387,128

Technology Hardware, Storage & Peripherals - 75.5%
Technology Hardware, Storage & Peripherals - 75.5%
3D Systems Corp. (a)(b)	86,300	1,764,835
Apple, Inc.	755,511	115,411,862
BlackBerry Ltd. (a)	228,193	2,412,000
Canon, Inc. sponsored ADR (b)	525,719	18,305,536
Cray, Inc. (a)	789,864	14,020,086
Diebold Nixdorf, Inc. (b)	272,321	7,202,890
Eastman Kodak Co. (a)(b)	1,080,227	9,992,100
Electronics for Imaging, Inc. (a)	38,259	1,814,242
Hewlett Packard Enterprise Co.	1,491,772	28,060,231
HP, Inc.	3,208,520	60,191,835
NCR Corp. (a)	506,822	19,527,852
NetApp, Inc.	684,510	27,715,810
Quantum Corp. (a)	203,086	1,724,200
Samsung Electronics Co. Ltd.	30,311	60,512,887
Seagate Technology LLC	294,119	12,814,765
Super Micro Computer, Inc. (a)	67,654	1,664,288
Western Digital Corp.	480,105	43,238,256
		426,373,675
TOTAL COMMON STOCKS
(Cost $366,172,341)		556,477,421

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.86% (c)	11,475,158	11,477,453
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	24,767,887	24,770,363
TOTAL MONEY MARKET FUNDS
(Cost $36,247,844)		36,247,816
TOTAL INVESTMENT PORTFOLIO - 105.0%
(Cost $402,420,185)		592,725,237
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(28,338,735)
NET ASSETS - 100%		$564,386,502

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,496
Fidelity Securities Lending Cash Central Fund	45,682
Total	$76,178

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $403,796,713. Net unrealized appreciation aggregated $188,928,524, of which $200,927,965 related to appreciated investment securities and $11,999,441 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

IT Services Portfolio

May 31, 2017

BSO-QTLY-0717
1.802158.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Electronic Equipment & Components - 0.4%
Electronic Manufacturing Services - 0.4%
Cardtronics PLC	188,600	$6,459,550
Internet Software & Services - 2.8%
Internet Software & Services - 2.8%
Endurance International Group Holdings, Inc. (a)	1,709,958	12,910,183
GoDaddy, Inc. (a)	872,427	35,891,647
Wix.com Ltd. (a)	17	1,253
		48,803,083
IT Services - 95.1%
Data Processing & Outsourced Services - 61.4%
Alliance Data Systems Corp.	259,548	62,584,809
Amadeus IT Holding SA Class A	800	46,597
Automatic Data Processing, Inc.	397,318	40,673,444
Black Knight Financial Services, Inc. Class A (a)	9,100	362,635
Broadridge Financial Solutions, Inc.	7,800	591,942
Cass Information Systems, Inc.	1,852	113,416
Convergys Corp.	8,200	199,342
CoreLogic, Inc. (a)	2,700	116,910
CSG Systems International, Inc.	4,170	166,341
DST Systems, Inc.	200	24,164
Euronet Worldwide, Inc. (a)	187,000	16,312,010
Everi Holdings, Inc. (a)	583,800	3,905,622
EVERTEC, Inc.	13,800	227,700
ExlService Holdings, Inc. (a)	311,870	16,332,632
Fidelity National Information Services, Inc.	752,200	64,591,414
First Data Corp. Class A (a)	633,300	10,848,429
Fiserv, Inc. (a)	242,400	30,367,872
FleetCor Technologies, Inc. (a)	305,500	44,080,595
Genpact Ltd.	207,500	5,668,900
Global Payments, Inc.	492,381	45,107,023
Jack Henry & Associates, Inc.	1,600	169,936
MasterCard, Inc. Class A	1,578,800	194,002,944
Maximus, Inc.	45,500	2,824,640
Paychex, Inc.	1,800	106,614
PayPal Holdings, Inc. (a)	1,995,700	104,195,497
Sabre Corp. (b)	652,800	14,642,304
Sykes Enterprises, Inc. (a)	8,100	269,973
Syntel, Inc. (b)	82,500	1,442,100
Teletech Holdings, Inc.	2,000	85,100
The Western Union Co.	5,100	97,002
Total System Services, Inc.	477,900	28,458,945
Travelport Worldwide Ltd.	705,324	9,521,874
Vantiv, Inc. (a)	247,600	15,529,472
Visa, Inc. Class A	3,259,448	310,397,232
WEX, Inc. (a)	51,600	5,271,456
WNS Holdings Ltd. sponsored ADR (a)	1,094,392	36,443,254
		1,065,780,140
IT Consulting & Other Services - 33.7%
Accenture PLC Class A	758,900	94,460,283
Acxiom Corp. (a)	6,100	159,820
Booz Allen Hamilton Holding Corp. Class A	895,400	35,314,576
CACI International, Inc. Class A (a)	4,600	566,260
Capgemini SA	248,100	25,685,281
Cognizant Technology Solutions Corp. Class A	2,137,832	143,042,339
CSRA, Inc.	52,900	1,595,464
DXC Technology Co.	571,900	44,333,688
EPAM Systems, Inc. (a)	739,300	62,012,484
Forrester Research, Inc.	4,500	177,300
Gartner, Inc. (a)	97,176	11,622,250
IBM Corp.	552,350	84,305,181
Leidos Holdings, Inc.	58,725	3,262,761
Luxoft Holding, Inc. (a)	605,650	39,124,990
Perficient, Inc. (a)	28,300	488,741
Science Applications International Corp.	800	60,792
Teradata Corp. (a)	3,500	95,410
Unisys Corp. (a)	155,390	1,833,602
Virtusa Corp. (a)	1,279,151	37,120,962
		585,262,184

TOTAL IT SERVICES		1,651,042,324

Professional Services - 0.0%
Research & Consulting Services - 0.0%
ICF International, Inc. (a)	11	518
Software - 1.0%
Application Software - 1.0%
Globant SA (a)(b)	136,171	5,332,456
Intuit, Inc.	83,700	11,771,568
		17,104,024
TOTAL COMMON STOCKS
(Cost $1,122,284,374)		1,723,409,499

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.86% (c)	13,649,356	13,652,086
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	14,266,134	14,267,560
TOTAL MONEY MARKET FUNDS
(Cost $27,919,304)		27,919,646
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,150,203,678)		1,751,329,145
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(15,550,727)
NET ASSETS - 100%		$1,735,778,418

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,816
Fidelity Securities Lending Cash Central Fund	14,293
Total	$35,109

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$22,740,632

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,152,008,939. Net unrealized appreciation aggregated $599,320,206, of which $622,898,987 related to appreciated investment securities and $23,578,781 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Service Portfolio

May 31, 2017

ENS-QTLY-0717
1.802169.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Enterprise Group, Inc. (a)(b)	5,565,237	$1,235,941
Energy Equipment & Services - 96.9%
Oil & Gas Drilling - 16.8%
Borr Drilling Ltd. (a)	4,906,760	17,421,893
Independence Contract Drilling, Inc. (a)	874,000	3,338,680
Nabors Industries Ltd.	1,188,300	10,457,040
Odfjell Drilling A/S (a)	6,663,192	16,008,758
Parker Drilling Co. (a)(b)	6,960,356	9,396,481
Shelf Drilling Ltd. (a)	1,115,203	8,711,183
Trinidad Drilling Ltd. (a)	9,569,600	13,955,740
Xtreme Drilling & Coil Services Corp. (a)(b)	5,731,713	9,843,857
		89,133,632
Oil & Gas Equipment & Services - 80.1%
Baker Hughes, Inc.	961,473	53,025,236
BW Offshore Ltd. (a)(c)	2,460,214	5,969,061
C&J Energy Services, Inc. (a)	448,800	15,151,488
CSI Compressco LP	1,025,671	5,641,191
Dril-Quip, Inc. (a)(c)	473,900	23,505,440
Fairmount Santrol Holidings, Inc. (a)(c)	419,200	1,995,392
Frank's International NV (c)	1,653,479	12,368,023
Halliburton Co.	1,388,934	62,765,927
Helix Energy Solutions Group, Inc. (a)	1,296,729	6,457,710
McCoy Global, Inc. (a)	1,050,250	1,578,271
National Oilwell Varco, Inc.	346,062	11,305,846
Newpark Resources, Inc. (a)	1,645,118	12,173,873
Oceaneering International, Inc.	994,707	24,250,957
RigNet, Inc. (a)(b)(c)	1,395,860	23,380,655
Schlumberger Ltd.	1,191,711	82,931,169
Smart Sand, Inc. (c)	852,500	8,303,350
Spectrum ASA (a)	2,083,620	9,370,902
Superior Drilling Products, Inc. (a)(b)(c)	2,409,569	2,024,038
Superior Energy Services, Inc. (a)	257,400	2,669,238
TechnipFMC PLC (a)	239,262	6,926,635
Tesco Corp. (a)(b)	3,282,680	15,264,462
TETRA Technologies, Inc. (a)(b)	8,699,794	26,882,363
TETRA Technologies, Inc. warrants 12/14/21 (a)(b)	300,100	192,814
Weatherford International PLC (a)	2,587,166	12,418,397
		426,552,438

TOTAL ENERGY EQUIPMENT & SERVICES		515,686,070

Oil, Gas & Consumable Fuels - 2.5%
Oil & Gas Refining & Marketing - 0.5%
Alon U.S.A. Partners LP	215,897	2,389,980
Oil & Gas Storage & Transport - 2.0%
Golar LNG Ltd.	87,533	2,036,455
StealthGas, Inc. (a)(b)	2,310,091	7,600,199
Teekay LNG Partners LP	77,900	1,184,080
		10,820,734

TOTAL OIL, GAS & CONSUMABLE FUELS		13,210,714

Water Utilities - 0.3%
Water Utilities - 0.3%
Select Energy Services, Inc. Class A (c)	93,077	1,412,909
TOTAL COMMON STOCKS
(Cost $605,183,140)		531,545,634

Money Market Funds - 4.1%
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)
(Cost $22,180,790)	22,179,735	22,181,953
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $627,363,930)		553,727,587
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(21,508,469)
NET ASSETS - 100%		$532,219,118

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$343
Fidelity Securities Lending Cash Central Fund	146,884
Total	$147,227

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Borr Drilling Ltd.	$23,110,873	$--	$5,297,486	$--	$--
Enterprise Group, Inc.	1,340,819	--	--	--	1,235,941
Forbes Energy Services Ltd.	62,930	--	16,345	--	--
Parker Drilling Co.	10,581,966	3,102,027	779,581		9,396,481
RigNet, Inc.	27,747,812	867,990	4,709,714	--	23,380,655
StealthGas, Inc.	10,668,491	--	488,777	--	7,600,199
Superior Drilling Products, Inc.	2,481,856	--	--	--	2,024,038
Tesco Corp.	22,842,845	3,896,832	1,085,845	--	15,264,462
TETRA Technologies, Inc.	33,925,982	5,761,195	1,852,875	--	26,882,363
TETRA Technologies, Inc. warrants 12/14/21	435,145	--	--	--	192,814
Xtreme Drilling & Coil Services Corp.	10,443,266	--	--	--	9,843,857
Total	$143,641,985	$13,628,044	$14,230,623	$--	$95,820,810

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$531,545,634	$531,352,820	$192,814	$--
Money Market Funds	22,181,953	22,181,953	--	--
Total Investments in Securities:	$553,727,587	$553,534,773	$192,814	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $633,214,936. Net unrealized depreciation aggregated $79,487,349, of which $70,388,374 related to appreciated investment securities and $149,875,723 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Leisure Portfolio

May 31, 2017

LEI-QTLY-0717
1.802179.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Beverages - 0.3%
Distillers & Vintners - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	9,100	$1,663,025
Commercial Services & Supplies - 0.7%
Diversified Support Services - 0.7%
KAR Auction Services, Inc.	82,500	3,594,525
Diversified Consumer Services - 2.0%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,600	473,022
Specialized Consumer Services - 1.9%
Service Corp. International	108,500	3,458,980
ServiceMaster Global Holdings, Inc. (a)	170,534	6,446,185
		9,905,165

TOTAL DIVERSIFIED CONSUMER SERVICES		10,378,187

Food & Staples Retailing - 1.1%
Food Distributors - 0.9%
Performance Food Group Co. (a)	170,800	4,833,640
Hypermarkets & Super Centers - 0.2%
Costco Wholesale Corp.	3,700	667,591

TOTAL FOOD & STAPLES RETAILING		5,501,231

Hotels, Restaurants & Leisure - 85.4%
Casinos & Gaming - 12.3%
Boyd Gaming Corp.	73,200	1,860,012
Caesars Entertainment Corp. (a)(b)	64,000	700,800
Churchill Downs, Inc.	3,423	573,866
Las Vegas Sands Corp.	504,308	29,819,732
Melco Crown Entertainment Ltd. sponsored ADR	137,820	3,111,976
MGM Mirage, Inc.	567,900	18,013,788
Penn National Gaming, Inc. (a)	60,800	1,175,264
Wynn Resorts Ltd.	74,000	9,523,800
		64,779,238
Hotels, Resorts & Cruise Lines - 19.4%
Extended Stay America, Inc. unit	165,451	3,011,208
Hilton Grand Vacations, Inc. (a)	3,012	107,739
Hilton, Inc.	219,097	14,563,378
ILG, Inc.	206,512	5,563,433
Marriott International, Inc. Class A	294,496	31,702,494
Marriott Vacations Worldwide Corp.	18,059	2,104,235
Royal Caribbean Cruises Ltd.	211,190	23,268,914
Wyndham Worldwide Corp.	211,214	21,330,502
		101,651,903
Leisure Facilities - 3.2%
Cedar Fair LP (depositary unit)	52,043	3,696,094
Vail Resorts, Inc.	61,229	13,096,883
		16,792,977
Restaurants - 50.5%
ARAMARK Holdings Corp.	75,000	2,794,500
Chipotle Mexican Grill, Inc. (a)(b)	30,472	14,545,809
Darden Restaurants, Inc.	41,000	3,646,130
Dave & Buster's Entertainment, Inc. (a)	66,914	4,463,164
Del Frisco's Restaurant Group, Inc. (a)	86,362	1,468,154
Del Taco Restaurants, Inc. (a)	190,949	2,449,876
Domino's Pizza, Inc.	27,500	5,822,300
Dunkin' Brands Group, Inc.	89,200	5,219,092
Habit Restaurants, Inc. Class A (a)	12,200	226,310
Jack in the Box, Inc.	116,080	12,371,806
McDonald's Corp.	531,910	80,259,900
Papa John's International, Inc.	88,043	7,093,625
Red Robin Gourmet Burgers, Inc. (a)	200	14,415
Restaurant Brands International, Inc.	39,500	2,416,756
Ruth's Hospitality Group, Inc.	59,823	1,292,177
Shake Shack, Inc. Class A (a)(b)	12,700	470,154
Starbucks Corp.	1,359,000	86,445,989
Texas Roadhouse, Inc. Class A	82,900	4,055,468
U.S. Foods Holding Corp.	124,733	3,737,001
Wendy's Co.	28,800	465,696
Wingstop, Inc. (b)	66,550	1,897,341
Yum! Brands, Inc.	335,036	24,337,015
		265,492,678

TOTAL HOTELS, RESTAURANTS & LEISURE		448,716,796

Household Durables - 0.1%
Household Appliances - 0.1%
Helen of Troy Ltd. (a)	4,500	409,500
Household Products - 0.2%
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	9,200	1,236,940
Internet & Direct Marketing Retail - 1.4%
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. (a)	2,400	2,387,088
Liberty Interactive Corp. QVC Group Series A (a)	67,500	1,583,550
Priceline Group, Inc. (a)	1,700	3,191,053
		7,161,691
Internet Software & Services - 1.5%
Internet Software & Services - 1.5%
2U, Inc. (a)	76,685	3,278,284
Alphabet, Inc. Class A (a)	2,400	2,369,016
Facebook, Inc. Class A (a)	14,200	2,150,732
		7,798,032
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Global Payments, Inc.	15,700	1,438,277
Visa, Inc. Class A	13,200	1,257,036
		2,695,313
Media - 0.5%
Cable & Satellite - 0.2%
Charter Communications, Inc. Class A (a)	3,288	1,136,168
Movies & Entertainment - 0.3%
Liberty Media Corp. Liberty Media Class C (a)	13,400	446,220
The Walt Disney Co.	10,100	1,090,194
		1,536,414

TOTAL MEDIA		2,672,582

Multiline Retail - 2.0%
General Merchandise Stores - 2.0%
Dollar Tree, Inc. (a)	135,500	10,528,350
Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Ltd. (a)	7,900	567,062
Specialty Retail - 1.4%
Apparel Retail - 0.7%
Burlington Stores, Inc. (a)	17,200	1,683,020
TJX Companies, Inc.	27,000	2,030,670
		3,713,690
Automotive Retail - 0.4%
AutoZone, Inc. (a)	3,200	1,938,944
Home Improvement Retail - 0.3%
Home Depot, Inc.	10,500	1,611,855

TOTAL SPECIALTY RETAIL		7,264,489

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	13,600	2,077,536
Textiles, Apparel & Luxury Goods - 0.2%
Apparel, Accessories & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton SA	5,005	1,279,289
TOTAL COMMON STOCKS
(Cost $302,494,035)		513,544,548

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.86% (c)	24,206,007	24,210,848
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	14,414,851	14,416,292
TOTAL MONEY MARKET FUNDS
(Cost $38,626,999)		38,627,140
TOTAL INVESTMENT PORTFOLIO - 105.1%
(Cost $341,121,034)		552,171,688
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(26,856,707)
NET ASSETS - 100%		$525,314,981

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,500
Fidelity Securities Lending Cash Central Fund	8,788
Total	$24,288

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$513,544,548	$512,265,259	$1,279,289	$--
Money Market Funds	38,627,140	38,627,140	--	--
Total Investments in Securities:	$552,171,688	$550,892,399	$1,279,289	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $345,388,690. Net unrealized appreciation aggregated $206,782,998, of which $208,339,686 related to appreciated investment securities and $1,556,688 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

May 31, 2017

PHR-QTLY-0717
1.802187.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 6.4%
Biotechnology - 6.4%
Ablynx NV (a)(b)	263,300	$3,312,714
AC Immune SA (b)	137,200	1,221,080
Advanced Accelerator Applications SA sponsored ADR (a)	80,600	3,045,068
Advaxis, Inc. (a)	153,900	1,241,973
Alnylam Pharmaceuticals, Inc. (a)	38,500	2,520,210
Amgen, Inc.	116,800	18,132,032
Cytokinetics, Inc. (a)	140,700	1,906,485
Olivo Labs (c)	6,851	8,290
Ovid Therapeutics, Inc.	97,500	1,243,125
Repligen Corp. (a)	144,800	5,681,952
Shire PLC sponsored ADR	61,500	10,622,280
uniQure B.V. (a)(b)	280,618	1,554,624
Vertex Pharmaceuticals, Inc. (a)	58,600	7,242,960
Xencor, Inc. (a)	146,268	2,998,494
		60,731,287
Chemicals - 0.5%
Specialty Chemicals - 0.5%
Codexis, Inc. (a)	1,266,559	5,066,236
Health Care Equipment & Supplies - 2.4%
Health Care Equipment - 2.4%
Becton, Dickinson & Co.	53,600	10,142,728
Danaher Corp.	98,800	8,392,072
Insulet Corp. (a)	105,100	4,411,047
		22,945,847
Health Care Providers & Services - 3.7%
Managed Health Care - 3.7%
Anthem, Inc.	56,400	10,284,540
Humana, Inc.	44,600	10,358,796
UnitedHealth Group, Inc.	84,600	14,820,228
		35,463,564
Household Products - 1.1%
Household Products - 1.1%
Reckitt Benckiser Group PLC	100,262	10,283,305
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	80,800
Pharmaceuticals - 84.4%
Pharmaceuticals - 84.4%
Aclaris Therapeutics, Inc. (a)	352,700	8,387,206
Aerie Pharmaceuticals, Inc. (a)	102,700	5,694,715
Allergan PLC	268,538	60,085,378
AstraZeneca PLC sponsored ADR (b)	1,683,500	57,895,565
Bayer AG	135,100	17,951,103
Bristol-Myers Squibb Co.	728,110	39,281,535
Dermira, Inc. (a)(b)	234,700	6,435,474
Endo International PLC (a)	636,400	8,387,752
GlaxoSmithKline PLC sponsored ADR	2,054,500	90,870,535
Horizon Pharma PLC (a)	123,900	1,239,000
Impax Laboratories, Inc. (a)	420,000	6,405,000
Innoviva, Inc. (a)(b)	563,400	6,884,748
Jazz Pharmaceuticals PLC (a)	158,700	23,100,372
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,427,399	10,436,076
Johnson & Johnson	915,500	117,412,873
Lannett Co., Inc. (a)(b)	216,200	4,345,620
Mallinckrodt PLC (a)	271,000	11,688,230
Merck & Co., Inc.	526,136	34,256,715
Merck KGaA	41,200	4,973,003
Mylan N.V. (a)	200,000	7,796,000
Nektar Therapeutics (a)	144,400	2,870,672
Novartis AG sponsored ADR	567,698	46,420,665
Novo Nordisk A/S Series B sponsored ADR	222,000	9,406,140
Pfizer, Inc.	1,838,888	60,039,693
Prestige Brands Holdings, Inc. (a)	201,800	10,166,684
Reata Pharmaceuticals, Inc.	200	5,526
Revance Therapeutics, Inc. (a)(b)	342,100	7,611,725
Roche Holding AG (participation certificate)	90,490	24,843,941
Sanofi SA sponsored ADR	1,857,522	92,114,516
Supernus Pharmaceuticals, Inc. (a)	104,100	3,914,160
Teligent, Inc. (a)(b)	681,800	5,645,304
The Medicines Company (a)(b)	176,884	7,034,677
Theravance Biopharma, Inc. (a)(b)	322,997	11,789,391
		805,389,994
TOTAL COMMON STOCKS
(Cost $766,349,694)		939,961,033

Nonconvertible Preferred Stocks - 0.7%
Health Care Equipment & Supplies - 0.7%
Health Care Equipment - 0.7%
Sartorius AG (non-vtg.)
(Cost $5,270,691)	71,700	7,309,386

Money Market Funds - 6.2%
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)
(Cost $59,135,810)	59,132,257	59,138,170
TOTAL INVESTMENT PORTFOLIO - 105.4%
(Cost $830,756,195)		1,006,408,589
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(51,826,665)
NET ASSETS - 100%		$954,581,924

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,290 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,171
Fidelity Securities Lending Cash Central Fund	253,222
Total	$260,393

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$939,961,033	$886,874,394	$53,078,349	$8,290
Nonconvertible Preferred Stocks	7,309,386	7,309,386	--	--
Money Market Funds	59,138,170	59,138,170	--	--
Total Investments in Securities:	$1,006,408,589	$953,321,950	$53,078,349	$8,290

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $834,748,729. Net unrealized appreciation aggregated $171,659,860, of which $190,549,683 related to appreciated investment securities and $18,889,823 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Telecommunications Portfolio

May 31, 2017

TEL-QTLY-0717
1.802191.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 67.8%
Alternative Carriers - 18.4%
Cogent Communications Group, Inc.	405,339	$15,970,357
Globalstar, Inc. (a)(b)	3,587,348	7,102,949
Iliad SA	7,321	1,898,932
Iridium Communications, Inc. (a)(b)	1,620,011	16,038,109
Level 3 Communications, Inc. (a)	441,467	26,276,116
Lumos Networks Corp. (a)	308,678	5,531,510
ORBCOMM, Inc. (a)	313,749	3,074,740
Vonage Holdings Corp. (a)	1,825,371	12,613,314
Zayo Group Holdings, Inc. (a)	368,300	11,844,528
		100,350,555
Integrated Telecommunication Services - 49.4%
AT&T, Inc.	1,607,220	61,926,187
Atlantic Tele-Network, Inc.	156,200	10,221,728
CenturyLink, Inc. (b)	734,078	18,315,246
Cincinnati Bell, Inc. (a)	696,902	11,847,334
Consolidated Communications Holdings, Inc. (b)	144,398	2,876,408
FairPoint Communications, Inc. (a)	275,400	3,965,760
Frontier Communications Corp. (b)	5,039,134	6,601,266
General Communications, Inc. Class A (a)	421,443	15,589,177
Verizon Communications, Inc.	2,819,297	131,492,008
Windstream Holdings, Inc. (b)	1,475,230	6,269,728
		269,104,842

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		369,455,397

Equity Real Estate Investment Trusts (REITs) - 2.0%
Specialized REITs - 2.0%
American Tower Corp.	83,390	10,939,934
Internet & Direct Marketing Retail - 0.7%
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	169,700	3,981,162
Internet Software & Services - 1.7%
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	62,500	2,946,875
Gogo, Inc. (a)(b)	504,647	6,525,086
		9,471,961
Media - 10.7%
Broadcasting - 1.4%
CBS Corp. Class B	76,400	4,668,804
Nexstar Broadcasting Group, Inc. Class A	49,800	2,848,560
		7,517,364
Cable & Satellite - 8.4%
Altice NV Class A (a)	224,666	5,591,447
Comcast Corp. Class A	77,400	3,226,806
DISH Network Corp. Class A (a)	97,700	6,230,329
Liberty Broadband Corp. Class A (a)	118,300	10,439,975
Liberty Global PLC:
Class C (a)	567,136	16,855,282
LiLAC Class C (a)	67,834	1,421,801
Megacable Holdings S.A.B. de CV unit	519,400	1,999,492
		45,765,132
Movies & Entertainment - 0.9%
The Walt Disney Co.	47,700	5,148,738

TOTAL MEDIA		58,431,234

Semiconductors & Semiconductor Equipment - 0.7%
Semiconductors - 0.7%
Qorvo, Inc. (a)	51,400	4,006,630
Software - 0.2%
Application Software - 0.2%
Synchronoss Technologies, Inc. (a)	67,948	868,375
Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	27,400	4,185,624
Wireless Telecommunication Services - 15.1%
Wireless Telecommunication Services - 15.1%
Millicom International Cellular SA	34,400	1,995,200
NII Holdings, Inc. (a)	1,216,126	690,760
Shenandoah Telecommunications Co.	223,067	6,837,004
Sprint Corp. (a)(b)	1,713,485	14,547,488
T-Mobile U.S., Inc. (a)	578,497	39,002,268
Telephone & Data Systems, Inc.	452,664	12,914,504
U.S. Cellular Corp. (a)	161,000	6,433,560
		82,420,784
TOTAL COMMON STOCKS
(Cost $461,221,424)		543,761,101

Money Market Funds - 13.3%
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)
(Cost $72,580,116)	72,578,103	72,585,361
TOTAL INVESTMENT PORTFOLIO - 113.0%
(Cost $533,801,540)		616,346,462
NET OTHER ASSETS (LIABILITIES) - (13.0)%		(71,133,577)
NET ASSETS - 100%		$545,212,885

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,321
Fidelity Securities Lending Cash Central Fund	382,166
Total	$384,487

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $537,931,601. Net unrealized appreciation aggregated $78,414,861, of which $110,710,081 related to appreciated investment securities and $32,295,220 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

May 31, 2017

ELE-QTLY-0717
1.802167.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Commercial Services & Supplies - 0.6%
Office Services & Supplies - 0.6%
West Corp.	830,900	$19,251,953
Communications Equipment - 0.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.	197,100	6,214,563
Finisar Corp. (a)	210,300	5,185,998
		11,400,561
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Sensata Technologies Holding BV (a)	120,200	4,859,686
Electronic Equipment & Components - 5.1%
Electronic Manufacturing Services - 2.6%
Flextronics International Ltd. (a)	944,500	16,302,070
Jabil Circuit, Inc.	1,619,955	48,469,054
Park Electrochemical Corp.	48,563	820,715
Plexus Corp. (a)	344,000	17,881,120
		83,472,959
Technology Distributors - 2.5%
Avnet, Inc.	2,115,100	77,581,868
SYNNEX Corp.	29,000	3,226,540
		80,808,408

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		164,281,367

Industrial Conglomerates - 0.3%
Industrial Conglomerates - 0.3%
Toshiba Corp. (a)(b)	3,925,000	8,930,926
Internet Software & Services - 2.3%
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	214,000	10,090,100
Alphabet, Inc. Class A (a)	57,450	56,708,321
Nutanix, Inc. Class A (a)(b)	303,000	5,650,950
SecureWorks Corp. (a)	174,556	1,899,169
		74,348,540
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
EVERTEC, Inc.	474,412	7,827,798
Travelport Worldwide Ltd.	231,200	3,121,200
		10,948,998
Semiconductors & Semiconductor Equipment - 86.0%
Semiconductor Equipment - 1.0%
Applied Materials, Inc.	531,900	24,403,572
Lam Research Corp.	51,973	8,064,650
		32,468,222
Semiconductors - 85.0%
Acacia Communications, Inc. (b)	404,100	19,008,864
Analog Devices, Inc.	1,820,961	156,165,615
Broadcom Ltd.	1,364,600	326,794,408
Cavium, Inc. (a)	602,500	43,964,425
Cree, Inc. (a)	2,328,700	55,527,852
Cypress Semiconductor Corp. (b)	3,143,100	43,971,969
Dialog Semiconductor PLC (a)	134,900	6,439,689
Diodes, Inc. (a)	330,320	8,459,495
Himax Technologies, Inc. sponsored ADR (b)	1,204,400	8,262,184
Inphi Corp. (a)(b)	858,600	34,069,248
Integrated Device Technology, Inc. (a)	2,743,400	70,176,172
Intel Corp.	18,494,471	667,835,346
Marvell Technology Group Ltd.	6,218,396	107,205,147
Maxim Integrated Products, Inc.	2,176,225	104,023,555
MediaTek, Inc.	1,160,000	8,851,290
Mellanox Technologies Ltd. (a)	664,600	31,568,500
Microchip Technology, Inc. (b)	272,400	22,690,920
Micron Technology, Inc. (a)	5,219,940	160,617,554
NVIDIA Corp.	447,992	64,667,645
ON Semiconductor Corp. (a)	10,024,946	155,186,164
Qorvo, Inc. (a)	445,428	34,721,113
Qualcomm, Inc.	8,511,384	487,446,962
Sanken Electric Co. Ltd.	754,000	3,104,506
Semtech Corp. (a)	2,216,475	84,669,345
Silicon Motion Technology Corp. sponsored ADR	99,600	5,204,100
SMART Global Holdings, Inc.	936,800	12,272,080
Synaptics, Inc. (a)	311,900	17,329,164
Texas Instruments, Inc.	171,700	14,163,533
		2,754,396,845

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,786,865,067

Technology Hardware, Storage & Peripherals - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Cray, Inc. (a)	182,500	3,239,375
Lenovo Group Ltd.	32,278,000	21,125,023
Samsung Electronics Co. Ltd.	2,446	4,883,195
Western Digital Corp.	54,400	4,899,264
		34,146,857
TOTAL COMMON STOCKS
(Cost $2,549,781,578)		3,115,033,955

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.86% (c)	96,545,195	96,564,504
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	50,874,656	50,879,744
TOTAL MONEY MARKET FUNDS
(Cost $147,431,119)		147,444,248
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $2,697,212,697)		3,262,478,203
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(20,184,322)
NET ASSETS - 100%		$3,242,293,881

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$206,279
Fidelity Securities Lending Cash Central Fund	685,099
Total	$891,378

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,716,945,125. Net unrealized appreciation aggregated $545,533,078, of which $593,345,279 related to appreciated investment securities and $47,812,201 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

May 31, 2017

NAT-QTLY-0717
1.802184.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 1.7%
Commodity Chemicals - 1.7%
LyondellBasell Industries NV Class A	179,100	$14,421,132
Containers & Packaging - 5.9%
Metal & Glass Containers - 2.2%
Ball Corp.	315,400	12,899,860
Berry Global Group, Inc. (a)	90,800	5,265,492
		18,165,352
Paper Packaging - 3.7%
Graphic Packaging Holding Co.	400,900	5,416,159
Packaging Corp. of America	118,500	12,105,960
WestRock Co.	243,900	13,273,038
		30,795,157

TOTAL CONTAINERS & PACKAGING		48,960,509

Energy Equipment & Services - 18.8%
Oil & Gas Drilling - 1.7%
Hess Midstream Partners LP	22,500	522,900
Nabors Industries Ltd.	308,300	2,713,040
Odfjell Drilling A/S (a)	696,800	1,674,108
Shelf Drilling Ltd. (a)	759,800	5,935,024
Trinidad Drilling Ltd. (a)	856,400	1,248,923
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	1,733,581
		13,827,576
Oil & Gas Equipment & Services - 17.1%
Baker Hughes, Inc.	736,900	40,640,035
C&J Energy Services, Inc. (a)	47,800	1,613,728
Dril-Quip, Inc. (a)	107,825	5,348,120
Frank's International NV (b)	311,500	2,330,020
Halliburton Co.	855,500	38,660,045
National Oilwell Varco, Inc.	198,100	6,471,927
NCS Multistage Holdings, Inc.	81,000	2,125,440
Newpark Resources, Inc. (a)	747,600	5,532,240
Oceaneering International, Inc.	187,200	4,563,936
RigNet, Inc. (a)	111,400	1,865,950
Schlumberger Ltd.	430,065	29,928,223
Smart Sand, Inc.	117,300	1,142,502
Tesco Corp. (a)	139,000	646,350
TETRA Technologies, Inc. (a)	408,600	1,262,574
Total Energy Services, Inc.	100,600	1,042,603
		143,173,693

TOTAL ENERGY EQUIPMENT & SERVICES		157,001,269

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	178,348	2,970,209
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp.	127,600	1,690,700
Metals & Mining - 5.2%
Gold - 3.8%
B2Gold Corp. (a)	1,178,500	2,957,482
Franco-Nevada Corp.	28,500	2,128,138
New Gold, Inc. (a)	2,284,500	6,595,514
Randgold Resources Ltd. sponsored ADR (b)	134,273	12,731,766
Tahoe Resources, Inc. (b)	829,600	7,345,017
		31,757,917
Silver - 1.4%
Wheaton Precious Metals Corp.	566,900	11,582,663

TOTAL METALS & MINING		43,340,580

Oil, Gas & Consumable Fuels - 67.5%
Integrated Oil & Gas - 8.8%
Chevron Corp.	358,500	37,097,580
Exxon Mobil Corp.	199,700	16,075,850
Suncor Energy, Inc.	647,300	20,259,721
		73,433,151
Oil & Gas Exploration & Production - 42.1%
Anadarko Petroleum Corp.	469,100	23,703,623
Cabot Oil & Gas Corp.	312,300	6,929,937
Callon Petroleum Co. (a)	911,500	10,318,180
Centennial Resource Development, Inc. Class A	38,300	597,097
Cimarex Energy Co.	152,000	16,349,120
Concho Resources, Inc. (a)	148,900	18,877,542
Continental Resources, Inc. (a)	496,900	18,683,440
Devon Energy Corp.	221,100	7,512,978
Diamondback Energy, Inc. (a)	345,500	32,048,580
Encana Corp.	1,369,600	13,312,246
EOG Resources, Inc.	623,200	56,281,191
Extraction Oil & Gas, Inc.	520,347	7,409,741
Hess Corp.	66,000	3,028,740
Marathon Oil Corp.	469,300	6,110,286
Newfield Exploration Co. (a)	252,600	8,204,448
Noble Energy, Inc.	218,900	6,280,241
Parsley Energy, Inc. Class A (a)	600,500	17,804,825
PDC Energy, Inc. (a)	156,300	7,761,858
Pioneer Natural Resources Co.	202,500	33,789,150
PrairieSky Royalty Ltd.	8,038	173,393
Range Resources Corp.	153,500	3,539,710
Resolute Energy Corp. (a)(b)	106,657	4,180,954
Rice Energy, Inc. (a)	599,699	11,993,980
Ring Energy, Inc. (a)	232,700	3,020,446
RSP Permian, Inc. (a)	459,200	16,342,928
Seven Generations Energy Ltd. (a)	303,400	5,442,042
Viper Energy Partners LP	177,100	3,014,242
WPX Energy, Inc. (a)	846,100	9,154,802
		351,865,720
Oil & Gas Refining & Marketing - 6.2%
Alon U.S.A. Energy, Inc.	226,200	2,793,570
Delek U.S. Holdings, Inc.	449,500	11,021,740
Marathon Petroleum Corp.	365,700	19,031,028
Phillips 66 Co.	181,716	13,830,405
Reliance Industries Ltd. (a)	211,577	4,397,168
World Fuel Services Corp.	20,606	728,216
		51,802,127
Oil & Gas Storage & Transport - 10.4%
Cheniere Energy, Inc. (a)	170,400	8,301,888
Enterprise Products Partners LP	48,600	1,302,966
GasLog Partners LP	110,000	2,409,000
Gener8 Maritime, Inc. (a)	1,023,026	5,422,038
Golar LNG Ltd. (b)	175,400	4,080,681
Kinder Morgan, Inc.	1,119,100	20,994,316
Noble Midstream Partners LP	112,100	5,155,479
Plains All American Pipeline LP	660,400	17,487,392
Targa Resources Corp.	182,700	8,391,411
Teekay LNG Partners LP	50,500	767,600
The Williams Companies, Inc.	441,200	12,618,320
		86,931,091

TOTAL OIL, GAS & CONSUMABLE FUELS		564,032,089

TOTAL COMMON STOCKS
(Cost $812,250,737)		832,416,488

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.86% (c)	3,453,521	3,454,212
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	22,065,932	22,068,138
TOTAL MONEY MARKET FUNDS
(Cost $25,520,207)		25,522,350
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $837,770,944)		857,938,838
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(22,475,774)
NET ASSETS - 100%		$835,463,064

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,931
Fidelity Securities Lending Cash Central Fund	60,543
Total	$77,474

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $841,340,443. Net unrealized appreciation aggregated $16,598,395, of which $96,341,459 related to appreciated investment securities and $79,743,064 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Technology Portfolio

May 31, 2017

TEC-QTLY-0717
1.802190.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Automobiles - 4.7%
Automobile Manufacturers - 4.7%
Tesla, Inc. (a)(b)	758,256	$258,572,879
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	107,300	3,943,275
Chemicals - 0.6%
Industrial Gases - 0.1%
SK Materials Co., Ltd.	43,112	7,563,272
Specialty Chemicals - 0.5%
Duk San Neolux Co. Ltd. (a)	364,204	15,062,456
Soulbrain Co. Ltd.	188,288	11,083,531
		26,145,987

TOTAL CHEMICALS		33,709,259

Communications Equipment - 0.6%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,003,300	31,634,049
Diversified Consumer Services - 1.4%
Education Services - 1.4%
China Online Education Group sponsored ADR (a)(b)	7,115	118,251
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	543,495	38,952,287
TAL Education Group ADR	324,514	37,796,146
		76,866,684
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
GDS Holdings Ltd. ADR	787,800	6,113,328
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	951,441	5,406,887
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	65,000	10,316,800
Electronic Equipment & Components - 7.1%
Electronic Components - 1.6%
Genius Electronic Optical Co. Ltd. (a)	456,000	4,235,880
Largan Precision Co. Ltd.	113,000	17,807,083
Ledlink Optics, Inc.	1,646,309	2,364,939
Lens Technology Co. Ltd. Class A	2,828,300	14,577,474
Sunny Optical Technology Group Co. Ltd.	4,049,000	31,539,650
Universal Display Corp.	144,544	16,391,290
		86,916,316
Electronic Equipment & Instruments - 4.6%
Anritsu Corp.	2,745,500	23,748,885
Chroma ATE, Inc.	10,567,644	33,060,590
Cognex Corp.	232,700	21,294,377
Hexagon AB (B Shares) (b)	596,300	26,119,084
National Instruments Corp.	294,700	11,242,805
Topcon Corp.	1,809,200	33,047,509
Trimble, Inc. (a)	2,915,621	105,078,981
		253,592,231
Electronic Manufacturing Services - 0.2%
Merry Electronics Co. Ltd.	2,463,000	13,768,450
Technology Distributors - 0.7%
Dell Technologies, Inc. (a)	575,852	39,958,370

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		394,235,367

Health Care Technology - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	138,126	18,506,121
Household Durables - 1.0%
Consumer Electronics - 1.0%
Sony Corp.	710,500	25,943,221
Sony Corp. sponsored ADR	767,300	28,098,526
		54,041,747
Internet & Direct Marketing Retail - 3.0%
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	54,000	53,709,480
China Internet Plus Holdings Ltd. (c)	759,582	3,904,251
Cogobuy Group (a)	547,000	419,768
JD.com, Inc. sponsored ADR (a)	2,607,200	104,366,216
		162,399,715
Internet Software & Services - 24.4%
Internet Software & Services - 24.4%
58.com, Inc. ADR (a)(b)	857,636	36,878,348
Akamai Technologies, Inc. (a)	644,100	30,369,315
Alphabet, Inc.:
Class A (a)	303,503	299,584,776
Class C (a)	310,168	299,268,696
Benefitfocus, Inc. (a)	93,600	2,976,480
CoStar Group, Inc. (a)	169,800	44,414,586
DeNA Co. Ltd.	436,300	9,647,844
Endurance International Group Holdings, Inc. (a)	1,193,620	9,011,831
Envestnet, Inc. (a)	434	15,559
Facebook, Inc. Class A (a)	2,234,274	338,403,140
GoDaddy, Inc. (a)	384,500	15,818,330
Hortonworks, Inc. (a)	409,500	5,061,420
LogMeIn, Inc.	479,669	53,243,259
NetEase, Inc. ADR	146,900	41,834,182
New Relic, Inc. (a)	251,000	10,961,170
Nutanix, Inc. Class B (d)	72,872	1,359,063
Pandora Media, Inc. (a)	312,300	2,779,470
Shopify, Inc. (a)	6,256	574,676
Shopify, Inc. Class A (a)	64,300	5,906,598
SMS Co., Ltd.	1,011,900	27,958,591
Tencent Holdings Ltd.	750,200	25,782,401
Xunlei Ltd. sponsored ADR (a)(b)	1,303,205	4,561,218
Yahoo!, Inc. (a)	1,159,100	58,325,912
Yandex NV Series A (a)	758,300	20,079,784
		1,344,816,649
IT Services - 4.4%
Data Processing & Outsourced Services - 2.2%
Fidelity National Information Services, Inc.	220,268	18,914,413
Fiserv, Inc. (a)	153,900	19,280,592
FleetCor Technologies, Inc. (a)	241,000	34,773,890
Global Payments, Inc.	223,300	20,456,513
Paysafe Group PLC (a)	2,576,735	16,616,571
Total System Services, Inc.	124,799	7,431,780
WEX, Inc. (a)	71,000	7,253,360
		124,727,119
IT Consulting & Other Services - 2.2%
Cognizant Technology Solutions Corp. Class A	1,177,012	78,753,873
CSRA, Inc.	125,400	3,782,064
DXC Technology Co.	487,900	37,822,008
		120,357,945

TOTAL IT SERVICES		245,085,064

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	1,015,442	2,054,971
Machinery - 1.5%
Industrial Machinery - 1.5%
HIWIN Technologies Corp.	3,159,000	21,170,042
Minebea Mitsumi, Inc.	3,823,519	62,384,640
		83,554,682
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,611,616	778,247
Professional Services - 1.0%
Human Resource & Employment Services - 0.9%
Recruit Holdings Co. Ltd.	863,300	45,756,849
WageWorks, Inc. (a)	87,200	6,169,400
		51,926,249
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	2,893,575

TOTAL PROFESSIONAL SERVICES		54,819,824

Semiconductors & Semiconductor Equipment - 17.0%
Semiconductor Equipment - 4.8%
ASM Pacific Technology Ltd.	5,103,100	73,214,362
Lam Research Corp.	350,300	54,356,051
Rubicon Technology, Inc. (a)(b)	114,119	1,141,190
Siltronic AG (a)	614,152	55,033,933
Sino-American Silicon Products, Inc.	4,532,000	7,111,673
SolarEdge Technologies, Inc. (a)	112,700	2,096,220
Sumco Corp.	4,299,300	71,079,172
		264,032,601
Semiconductors - 12.2%
Acacia Communications, Inc.	104,200	4,901,568
Advanced Micro Devices, Inc. (a)(b)	2,210,700	24,737,733
Advanced Semiconductor Engineering, Inc.	23,394,653	29,937,977
ams AG	732,209	47,891,632
Analog Devices, Inc.	152,500	13,078,400
ASPEED Tech, Inc.	399,000	10,020,503
Broadcom Ltd.	277,000	66,335,960
Cavium, Inc. (a)	129,700	9,464,209
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	401,467	8,105,619
Cirrus Logic, Inc. (a)	41,000	2,703,950
Cypress Semiconductor Corp.	612,000	8,561,880
Dialog Semiconductor PLC (a)	208,500	9,953,114
GlobalWafers Co. Ltd.	11,334,200	91,561,009
Himax Technologies, Inc. sponsored ADR (b)	2,845,291	19,518,696
Hua Hong Semiconductor Ltd.	4,964,000	6,523,071
Inphi Corp. (a)(b)	444,200	17,625,856
Integrated Device Technology, Inc. (a)	416,400	10,651,512
Marvell Technology Group Ltd.	1,353,254	23,330,099
Mellanox Technologies Ltd. (a)	833,754	39,603,315
Micron Technology, Inc. (a)	1,360,900	41,874,893
Monolithic Power Systems, Inc.	167,995	16,497,109
NVIDIA Corp.	346,850	50,067,798
ON Semiconductor Corp. (a)	489,300	7,574,364
Qualcomm, Inc.	901,000	51,600,270
Semtech Corp. (a)	599,476	22,899,983
Silergy Corp.	233,000	4,591,590
Silicon Laboratories, Inc. (a)	141,200	10,561,760
Silicon Motion Technology Corp. sponsored ADR	208,900	10,915,025
STMicroelectronics NV (NY Shares) unit (b)	431,400	7,105,158
Win Semiconductors Corp.	1,511,000	6,616,969
		674,811,022

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		938,843,623

Software - 18.6%
Application Software - 8.8%
Adobe Systems, Inc. (a)	376,439	53,401,637
Aspen Technology, Inc. (a)	68,900	4,213,924
Autodesk, Inc. (a)	1,661,700	185,728,209
Callidus Software, Inc. (a)	586,428	14,015,629
Ellie Mae, Inc. (a)	123,100	13,486,836
HubSpot, Inc. (a)	20,100	1,449,210
iFlytek Co. Ltd.	833,018	3,647,638
Intuit, Inc.	180,300	25,357,392
Parametric Technology Corp. (a)	904,710	52,093,202
Paylocity Holding Corp. (a)	107,528	5,037,687
RealPage, Inc. (a)	16,400	567,440
Salesforce.com, Inc. (a)	582,992	52,259,403
SS&C Technologies Holdings, Inc.	266,600	10,018,828
Ultimate Software Group, Inc. (a)	171,817	37,926,885
Workday, Inc. Class A (a)	49,500	4,949,010
Zendesk, Inc. (a)	758,275	19,699,985
		483,852,915
Home Entertainment Software - 4.5%
Activision Blizzard, Inc.	1,251,400	73,307,012
Electronic Arts, Inc. (a)	699,700	79,297,001
Nintendo Co. Ltd.	177,600	53,842,372
Nintendo Co. Ltd. ADR	412,200	15,593,526
Take-Two Interactive Software, Inc. (a)	319,100	24,487,734
		246,527,645
Systems Software - 5.3%
Imperva, Inc. (a)	125,761	6,212,593
Microsoft Corp.	3,615,440	252,502,330
Tableau Software, Inc. (a)	592,700	36,753,327
		295,468,250

TOTAL SOFTWARE		1,025,848,810

Technology Hardware, Storage & Peripherals - 10.6%
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	3,826,897	584,596,784
TOTAL COMMON STOCKS
(Cost $3,705,159,537)		5,336,144,765

Convertible Preferred Stocks - 1.1%
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(c)	2,802,162	14,403,113
Series B (a)(c)	3,918,573	20,141,465
		34,544,578
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	515,696	25,151,643
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,985,667)		59,696,221

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.86% (e)	170,843,332	170,877,500
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	265,504,228	265,530,778
TOTAL MONEY MARKET FUNDS
(Cost $436,400,562)		436,408,278
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $4,173,545,766)		5,832,249,264
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(312,129,624)
NET ASSETS - 100%		$5,520,119,640

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,600,472 or 1.2% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,359,063 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	11/16/16	$2,140,730
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,857,214
China Internet Plus Holdings Ltd. Series B	12/11/15	$15,128,435
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$240,435
Fidelity Securities Lending Cash Central Fund	619,036
Total	$859,471

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,336,144,765	$5,196,734,543	$135,505,971	$3,904,251
Convertible Preferred Stocks	59,696,221	--	--	59,696,221
Money Market Funds	436,408,278	436,408,278	--	--
Total Investments in Securities:	$5,832,249,264	$5,633,142,821	$135,505,971	$63,600,472

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$55,642,687
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	4,053,534
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$59,696,221
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$4,053,534
Other Investments in Securities
Beginning Balance	$3,344,212
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	560,039
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,904,251
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$560,039

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$63,600,472	Market comparable	Enterprise value/Gross Profit multiple (EV/GP)	13.8	Increase
			Discount rate	2.3%	Decrease
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market approach	Transaction price	$48.77	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $4,175,318,480. Net unrealized appreciation aggregated $1,656,930,784, of which $1,706,208,067 related to appreciated investment securities and $49,277,283 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

May 31, 2017

MED-QTLY-0717
1.802180.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 0.3%
Health Care REITs - 0.3%
Medical Properties Trust, Inc.	164,500	$2,130,275
Food & Staples Retailing - 0.2%
Drug Retail - 0.2%
CVS Health Corp.	24,200	1,859,286
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Sartorius Stedim Biotech	28,400	2,234,496
Health Care Providers & Services - 95.7%
Health Care Distributors & Services - 7.1%
AmerisourceBergen Corp.	35,600	3,267,012
Cardinal Health, Inc.	235,600	17,502,724
Henry Schein, Inc. (a)	16,500	3,035,505
McKesson Corp.	181,900	29,666,071
		53,471,312
Health Care Facilities - 13.6%
Acadia Healthcare Co., Inc. (a)(b)	334,200	13,815,828
Brookdale Senior Living, Inc. (a)	499,900	6,868,626
HCA Holdings, Inc. (a)	393,400	32,223,394
HealthSouth Corp.	228,000	10,335,240
Tenet Healthcare Corp. (a)(b)	224,200	3,708,268
U.S. Physical Therapy, Inc.	100,000	6,325,000
Universal Health Services, Inc. Class B	263,100	29,903,946
		103,180,302
Health Care Services - 20.4%
Almost Family, Inc. (a)	109,800	6,302,520
American Renal Associates Holdings, Inc. (a)(b)	568,543	9,210,397
Chemed Corp.	20,000	4,093,200
DaVita HealthCare Partners, Inc. (a)	168,000	11,131,680
Envision Healthcare Corp. (a)	357,400	19,517,614
Express Scripts Holding Co. (a)	413,100	24,682,725
Laboratory Corp. of America Holdings (a)	191,300	26,590,700
MEDNAX, Inc. (a)	151,300	8,215,590
Premier, Inc. (a)	363,900	12,561,828
Providence Service Corp. (a)	105,000	4,907,700
Quest Diagnostics, Inc.	103,800	11,290,326
Teladoc, Inc. (a)(b)	508,900	15,572,340
		154,076,620
Managed Health Care - 54.6%
Aetna, Inc.	251,400	36,417,804
Anthem, Inc.	399,302	72,812,720
Centene Corp. (a)	65,400	4,750,002
Cigna Corp.	302,200	48,723,706
Humana, Inc.	243,300	56,508,858
Molina Healthcare, Inc. (a)	110,900	7,160,813
UnitedHealth Group, Inc.	1,061,900	186,023,641
		412,397,544

TOTAL HEALTH CARE PROVIDERS & SERVICES		723,125,778

Health Care Technology - 0.5%
Health Care Technology - 0.5%
Evolent Health, Inc. (a)	154,300	3,541,185
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	92,100	6,516,075
TOTAL COMMON STOCKS
(Cost $414,571,519)		739,407,095

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.86% (c)	18,009,287	18,012,889
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	33,495,096	33,498,446
TOTAL MONEY MARKET FUNDS
(Cost $51,510,491)		51,511,335
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $466,082,010)		790,918,430
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(35,359,974)
NET ASSETS - 100%		$755,558,456

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,566
Fidelity Securities Lending Cash Central Fund	44,669
Total	$58,235

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $468,421,758. Net unrealized appreciation aggregated $322,496,672, of which $331,811,486 related to appreciated investment securities and $9,314,814 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Chemicals Portfolio

May 31, 2017

CHE-QTLY-0717
1.802159.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Building Products - 0.5%
Building Products - 0.5%
GCP Applied Technologies, Inc. (a)	282,600	$8,506,260
Chemicals - 94.5%
Commodity Chemicals - 22.5%
Ciner Resources LP	285,435	7,706,745
LyondellBasell Industries NV Class A	2,181,522	175,656,151
Olin Corp.	1,627,911	47,762,909
Orion Engineered Carbons SA (a)	564,800	9,855,760
Trinseo SA	664,446	42,823,545
Tronox Ltd. Class A	2,838,700	43,148,240
Westlake Chemical Corp.	492,646	30,278,023
		357,231,373
Diversified Chemicals - 39.3%
Ashland Global Holdings, Inc.	194,206	12,922,467
E.I. du Pont de Nemours & Co.	3,678,129	290,277,941
Eastman Chemical Co.	446,757	35,789,703
Huntsman Corp.	684,100	16,349,990
LSB Industries, Inc. (a)(b)	315,200	2,770,608
The Chemours Co. LLC	1,712,000	68,462,880
The Dow Chemical Co.	3,211,794	199,002,756
		625,576,345
Fertilizers & Agricultural Chemicals - 9.7%
AgroFresh Solutions, Inc. (a)(b)	537,038	3,775,377
CVR Partners LP	1,058,200	4,052,906
FMC Corp.	664,000	50,045,680
Monsanto Co.	710,859	83,469,064
The Scotts Miracle-Gro Co. Class A	152,512	13,209,064
		154,552,091
Industrial Gases - 1.3%
Air Products & Chemicals, Inc.	139,108	20,039,898
Specialty Chemicals - 21.7%
Axalta Coating Systems (a)	363,500	11,377,550
Celanese Corp. Class A	629,200	54,457,260
Ecolab, Inc.	316,330	42,021,277
Kraton Performance Polymers, Inc. (a)	759,092	24,518,672
Platform Specialty Products Corp. (a)	4,062,490	50,699,875
PolyOne Corp.	313,500	11,706,090
PPG Industries, Inc.	564,800	60,072,128
Sherwin-Williams Co.	223,053	74,002,294
W.R. Grace & Co.	226,100	16,209,109
		345,064,255

TOTAL CHEMICALS		1,502,463,962

Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Valvoline, Inc.	529,705	11,849,501
Trading Companies & Distributors - 3.1%
Trading Companies & Distributors - 3.1%
Univar, Inc. (a)	1,599,280	48,650,098
TOTAL COMMON STOCKS
(Cost $1,172,273,252)		1,571,469,821

Nonconvertible Preferred Stocks - 1.0%
Chemicals - 1.0%
Commodity Chemicals - 1.0%
Braskem SA (PN-A)
(Cost $16,511,916)	1,578,600	16,161,875

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 0.86% (c)	3,067,485	3,068,098
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	3,350,695	3,351,030
TOTAL MONEY MARKET FUNDS
(Cost $6,419,036)		6,419,128
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,195,204,204)		1,594,050,824
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,924,265)
NET ASSETS - 100%		$1,590,126,559

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,698
Fidelity Securities Lending Cash Central Fund	9,542
Total	$47,240

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $1,198,190,981. Net unrealized appreciation aggregated $395,859,843, of which $414,693,942 related to appreciated investment securities and $18,834,099 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

May 31, 2017

GAS-QTLY-0717
1.802183.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Energy Equipment & Services - 24.1%
Oil & Gas Drilling - 3.8%
Ensco PLC Class A	317,100	$1,978,704
Nabors Industries Ltd.	366,500	3,225,200
Patterson-UTI Energy, Inc.	177,900	3,792,828
Precision Drilling Corp. (a)	759,700	2,755,695
		11,752,427
Oil & Gas Equipment & Services - 20.3%
Baker Hughes, Inc.	350,300	19,319,045
Era Group, Inc. (a)	210,900	1,773,669
Exterran Corp. (a)	135,100	3,809,820
Forum Energy Technologies, Inc. (a)	120,600	1,959,750
Halliburton Co.	33,900	1,531,941
National Oilwell Varco, Inc.	158,900	5,191,263
Pason Systems, Inc.	113,100	1,632,639
Schlumberger Ltd.	288,332	20,065,024
Superior Energy Services, Inc. (a)	199,200	2,065,704
Weatherford International PLC (a)	940,100	4,512,480
		61,861,335

TOTAL ENERGY EQUIPMENT & SERVICES		73,613,762

Gas Utilities - 7.9%
Gas Utilities - 7.9%
Atmos Energy Corp.	67,600	5,631,756
Southwest Gas Holdings, Inc.	93,500	7,439,795
Spire, Inc.	99,100	7,021,235
Valener, Inc. (b)	232,200	3,908,819
		24,001,605
Multi-Utilities - 1.4%
Multi-Utilities - 1.4%
NiSource, Inc.	162,000	4,223,340
Oil, Gas & Consumable Fuels - 65.0%
Integrated Oil & Gas - 2.8%
Occidental Petroleum Corp.	65,700	3,871,701
Suncor Energy, Inc.	151,900	4,754,290
		8,625,991
Oil & Gas Exploration & Production - 47.7%
Advantage Oil & Gas Ltd. (a)	452,800	2,852,521
Anadarko Petroleum Corp.	430,300	21,743,059
Cimarex Energy Co.	55,400	5,958,824
Concho Resources, Inc. (a)	16,400	2,079,192
ConocoPhillips Co.	669,600	29,924,423
Crew Energy, Inc. (a)	1,122,100	3,330,955
Crown Point Energy, Inc. (a)(c)	181,658	8,741
Devon Energy Corp.	200,946	6,828,145
Encana Corp.	973,000	9,457,371
EOG Resources, Inc.	130,700	11,803,517
Gulfport Energy Corp. (a)	216,700	3,109,645
Lekoil Ltd. (a)	6,233,200	1,385,376
Marathon Oil Corp.	483,300	6,292,566
Noble Energy, Inc.	270,500	7,760,645
Northern Blizzard Resources, Inc. (b)	1,333,000	3,147,848
PDC Energy, Inc. (a)	65,900	3,272,594
Pioneer Natural Resources Co.	27,700	4,622,022
Range Resources Corp.	51,200	1,180,672
Rice Energy, Inc. (a)	369,100	7,382,000
Savannah Petroleum PLC (a)	4,767,600	2,503,197
SM Energy Co.	124,900	2,119,553
Surge Energy, Inc. (b)	2,184,900	3,623,034
Whiting Petroleum Corp. (a)	669,300	4,725,258
		145,111,158
Oil & Gas Refining & Marketing - 1.2%
Keyera Corp.	126,000	3,749,639
Oil & Gas Storage & Transport - 13.3%
Boardwalk Pipeline Partners, LP	642,500	11,609,975
Enbridge, Inc.	79,000	3,041,048
Kinder Morgan, Inc.	930,700	17,459,932
Sunoco Logistics Partners LP	160,950	3,502,272
TransCanada Corp.	106,000	4,920,798
		40,534,025

TOTAL OIL, GAS & CONSUMABLE FUELS		198,020,813

TOTAL COMMON STOCKS
(Cost $426,844,215)		299,859,520

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.86% (d)	4,038,274	4,039,082
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	11,109,697	11,110,808
TOTAL MONEY MARKET FUNDS
(Cost $15,150,931)		15,149,890
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $441,995,146)		315,009,410
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(10,374,619)
NET ASSETS - 100%		$304,634,791

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,741 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,494
Fidelity Securities Lending Cash Central Fund	35,827
Total	$39,321

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $446,187,774. Net unrealized depreciation aggregated $131,178,364, of which $3,169,909 related to appreciated investment securities and $134,348,273 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

May 31, 2017

SAV-QTLY-0717
1.802175.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Banks - 2.8%
Diversified Banks - 1.8%
Wells Fargo & Co.	32,200	$1,646,708
Regional Banks - 1.0%
Huntington Bancshares, Inc.	36,500	457,710
SVB Financial Group (a)	2,700	460,350
		918,060

TOTAL BANKS		2,564,768

Consumer Finance - 34.7%
Consumer Finance - 34.7%
Ally Financial, Inc.	252,600	4,683,204
American Express Co.	35,300	2,715,982
Capital One Financial Corp.	84,300	6,484,356
Credit Acceptance Corp. (a)(b)	7,275	1,564,271
Discover Financial Services	32,100	1,884,270
First Cash Financial Services, Inc.	4,811	258,110
Navient Corp.	175,800	2,536,794
Nelnet, Inc. Class A	7,400	290,894
OneMain Holdings, Inc. (a)	82,700	1,865,712
Santander Consumer U.S.A. Holdings, Inc. (a)	138,600	1,548,162
SLM Corp. (a)	264,000	2,742,960
Synchrony Financial	204,500	5,490,825
		32,065,540
IT Services - 23.8%
Data Processing & Outsourced Services - 23.8%
Blackhawk Network Holdings, Inc. (a)	11,600	502,860
FleetCor Technologies, Inc. (a)	12,000	1,731,480
Global Payments, Inc.	31,900	2,922,359
MasterCard, Inc. Class A	43,800	5,382,144
PayPal Holdings, Inc. (a)	43,000	2,245,030
Square, Inc. (a)	15,700	360,943
Total System Services, Inc.	21,500	1,280,325
Vantiv, Inc. (a)	8,100	508,032
Visa, Inc. Class A	73,636	7,012,355
		21,945,528
Mortgage Real Estate Investment Trusts - 18.0%
Mortgage REITs - 18.0%
Agnc Investment Corp.	285,500	5,935,545
Annaly Capital Management, Inc.	184,615	2,211,688
Capstead Mortgage Corp.	100	1,054
Chimera Investment Corp.	39,700	738,420
Invesco Mortgage Capital, Inc.	118,657	1,915,124
MFA Financial, Inc.	114,700	954,304
New Residential Investment Corp.	213,450	3,434,411
Redwood Trust, Inc.	83,700	1,416,204
		16,606,750
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Equifax, Inc.	5,100	697,680
Thrifts & Mortgage Finance - 19.6%
Thrifts & Mortgage Finance - 19.6%
Astoria Financial Corp.	37,200	688,944
BofI Holding, Inc. (a)(b)	25,600	568,320
Capitol Federal Financial, Inc.	70,500	974,310
EverBank Financial Corp.	58,000	1,128,100
Flagstar Bancorp, Inc. (a)	13,900	401,571
Meridian Bancorp, Inc. Maryland	18,100	293,220
MGIC Investment Corp. (a)	178,828	1,892,000
Nationstar Mortgage Holdings, Inc. (a)(b)	63,100	1,029,792
New York Community Bancorp, Inc.	211,200	2,728,704
Northwest Bancshares, Inc.	38,600	594,054
PHH Corp. (a)	18,000	242,100
Provident Financial Services, Inc.	33,600	784,224
Radian Group, Inc.	96,265	1,546,016
TFS Financial Corp.	197,000	3,077,140
Washington Federal, Inc.	40,400	1,290,780
WSFS Financial Corp.	19,400	855,540
		18,094,815
TOTAL COMMON STOCKS
(Cost $74,734,301)		91,975,081

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.86% (c)	456,615	456,706
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	1,840,769	1,840,953
TOTAL MONEY MARKET FUNDS
(Cost $2,297,502)		2,297,659
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $77,031,803)		94,272,740
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(1,996,545)
NET ASSETS - 100%		$92,276,195

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,320
Fidelity Securities Lending Cash Central Fund	22,282
Total	$23,602

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $77,430,913. Net unrealized appreciation aggregated $16,841,827, of which $20,194,861 related to appreciated investment securities and $3,353,034 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

May 31, 2017

WIR-QTLY-0717
1.802194.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Communications Equipment - 4.7%
Communications Equipment - 4.7%
CommScope Holding Co., Inc. (a)	72,900	$2,696,571
Harris Corp.	23,100	2,590,896
Motorola Solutions, Inc.	12,968	1,083,736
NETGEAR, Inc. (a)	19,400	813,830
Nokia Corp. sponsored ADR (b)	145,000	916,400
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	926,900	6,710,756
Telit Communications PLC (b)	187,600	804,301
ViaSat, Inc. (a)	1	65
		15,616,555
Diversified Telecommunication Services - 36.5%
Alternative Carriers - 0.4%
Iliad SA	3,823	991,616
ORBCOMM, Inc. (a)	37,000	362,600
		1,354,216
Integrated Telecommunication Services - 36.1%
AT&T, Inc.	438,200	16,883,846
BCE, Inc.	105,100	4,762,313
BT Group PLC sponsored ADR	364,400	7,277,068
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	52,900	1,904,929
Deutsche Telekom AG	143,100	2,849,318
Euskaltel, S.A.	309,800	3,410,536
Masmovil Ibercom SA (a)	111,230	7,378,311
Nippon Telegraph & Telephone Corp. sponsored ADR	152,300	7,337,814
Orange SA	333,600	5,861,433
SFR Group SA (a)	122,600	4,320,361
TDC A/S	387,998	2,316,345
Telecom Italia SpA (a)	3,883,400	3,645,545
Telecom Italia SpA sponsored ADR (a)(b)	25,400	240,284
Telefonica Deutschland Holding AG	1,055,089	5,248,217
Telefonica SA sponsored ADR (b)	591,597	6,637,718
Verizon Communications, Inc.	876,501	40,880,007
		120,954,045

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		122,308,261

Equity Real Estate Investment Trusts (REITs) - 5.3%
Specialized REITs - 5.3%
American Tower Corp.	108,292	14,206,827
Crown Castle International Corp.	1	102
SBA Communications Corp. Class A (a)	26,500	3,661,770
		17,868,699
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	29,800	1,405,070
Alphabet, Inc. Class C (a)	3,052	2,944,753
		4,349,823
Media - 5.8%
Cable & Satellite - 5.8%
Altice NV:
Class A (a)	137,075	3,411,498
Class B (a)	205,622	5,126,723
Liberty Global PLC Class A (a)	352,400	10,776,392
		19,314,613
Semiconductors & Semiconductor Equipment - 9.0%
Semiconductors - 9.0%
Marvell Technology Group Ltd.	135,100	2,329,124
Qorvo, Inc. (a)	68,125	5,310,344
Qualcomm, Inc.	323,550	18,529,709
Skyworks Solutions, Inc.	31,700	3,373,831
STMicroelectronics NV (NY Shares) unit (b)	35,700	587,979
		30,130,987
Software - 0.6%
Application Software - 0.6%
RingCentral, Inc. (a)	55,500	1,892,550
Technology Hardware, Storage & Peripherals - 20.9%
Technology Hardware, Storage & Peripherals - 20.9%
Apple, Inc.	431,605	65,931,978
BlackBerry Ltd. (a)	1,101	11,639
Samsung Electronics Co. Ltd.	2,014	4,020,750
		69,964,367
Wireless Telecommunication Services - 11.4%
Wireless Telecommunication Services - 11.4%
China Mobile Ltd. sponsored ADR	166,000	9,148,260
Millicom International Cellular SA	27,500	1,595,000
NTT DOCOMO, Inc. sponsored ADR	1,400	34,440
Rogers Communications, Inc. Class B (non-vtg.)	6,900	321,797
Spok Holdings, Inc.	1	17
Sprint Corp. (a)	32	272
T-Mobile U.S., Inc. (a)	224,475	15,134,105
Telephone & Data Systems, Inc.	31,614	901,947
U.S. Cellular Corp. (a)	5,800	231,768
Vodafone Group PLC sponsored ADR	363,781	11,008,013
		38,375,619
TOTAL COMMON STOCKS
(Cost $272,801,116)		319,821,474

Nonconvertible Preferred Stocks - 1.9%
Diversified Telecommunication Services - 1.2%
Integrated Telecommunication Services - 1.2%
Telefonica Brasil SA	274,700	3,972,855
Wireless Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
TIM Participacoes SA sponsored ADR	160,200	2,439,846
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,153,737)		6,412,701

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.86% (c)	5,365,989	5,367,063
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	2,105,994	2,106,204
TOTAL MONEY MARKET FUNDS
(Cost $7,473,057)		7,473,267
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $286,427,910)		333,707,442
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,250,184
NET ASSETS - 100%		$334,957,626

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,707
Fidelity Securities Lending Cash Central Fund	42,533
Total	$53,240

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$319,821,474	$310,314,496	$9,506,978	$--
Nonconvertible Preferred Stocks	6,412,701	6,412,701	--	--
Money Market Funds	7,473,267	7,473,267	--	--
Total Investments in Securities:	$333,707,442	$324,200,464	$9,506,978	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$5,093,361

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $288,565,914. Net unrealized appreciation aggregated $45,141,528, of which $55,172,880 related to appreciated investment securities and $10,031,352 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2017

HEA-QTLY-0717
1.802174.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 26.6%
Biotechnology - 26.6%
Ablynx NV (a)(b)	2,060,000	$25,917,931
AC Immune SA (b)	600,000	5,340,000
ACADIA Pharmaceuticals, Inc. (a)	200,000	5,142,000
Acorda Therapeutics, Inc. (a)	1,400,000	19,320,000
Advanced Accelerator Applications SA sponsored ADR (a)	506,500	19,135,570
Advaxis, Inc. (a)(b)	1,800,000	14,526,000
Alexion Pharmaceuticals, Inc. (a)	1,200,000	117,636,000
Alnylam Pharmaceuticals, Inc. (a)	599,531	39,245,299
Amgen, Inc.	3,700,000	574,387,997
Amicus Therapeutics, Inc. (a)(b)	3,700,000	29,674,000
Ascendis Pharma A/S sponsored ADR (a)	671,696	16,019,950
BeiGene Ltd. ADR (a)(b)	275,857	10,137,745
BioMarin Pharmaceutical, Inc. (a)	1,200,000	105,168,000
bluebird bio, Inc. (a)	181,100	13,645,885
Blueprint Medicines Corp. (a)	700,000	25,116,000
Calithera Biosciences, Inc. (a)	732,286	11,387,047
Cellectis SA sponsored ADR (a)(b)	684,400	16,295,564
China Biologic Products, Inc. (a)	220,000	25,036,000
Curis, Inc. (a)	3,800,000	6,498,000
Cytokinetics, Inc. (a)	900,000	12,195,000
CytomX Therapeutics, Inc. (a)	428,177	6,033,014
Five Prime Therapeutics, Inc. (a)	357,600	10,102,200
Galapagos Genomics NV sponsored ADR (a)	36,600	3,013,278
Heron Therapeutics, Inc. (a)(b)	690,143	9,247,916
Insmed, Inc. (a)	2,600,000	40,092,000
Intercept Pharmaceuticals, Inc. (a)	262,882	29,416,496
La Jolla Pharmaceutical Co. (a)	159,500	4,561,700
Loxo Oncology, Inc. (a)	171,866	7,845,683
Momenta Pharmaceuticals, Inc. (a)	20,702	300,179
Neurocrine Biosciences, Inc. (a)	824,800	35,854,056
Proteostasis Therapeutics, Inc. (a)	573,400	2,270,664
Prothena Corp. PLC (a)	418,350	21,340,034
Puma Biotechnology, Inc. (a)(b)	550,000	42,075,000
Regeneron Pharmaceuticals, Inc. (a)	128,000	58,759,680
Spark Therapeutics, Inc. (a)	497,538	25,339,610
TESARO, Inc. (a)	600,000	89,586,000
Ultragenyx Pharmaceutical, Inc. (a)	350,000	18,847,500
Vertex Pharmaceuticals, Inc. (a)	1,530,000	189,108,000
Xencor, Inc. (a)	909,988	18,654,754
		1,704,271,752
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
RPI International Holdings LP (a)(c)	199,753	27,027,580
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	736,400	19,359,956
Diversified Financial Services - 0.0%
Other Diversified Financial Services - 0.0%
Bioverativ, Inc.	38,100	2,098,929
Food & Staples Retailing - 0.6%
Drug Retail - 0.6%
CVS Health Corp.	500,000	38,415,000
Health Care Equipment & Supplies - 24.8%
Health Care Equipment - 24.2%
Atricure, Inc. (a)	1,600,000	33,424,000
Becton, Dickinson & Co.	770,000	145,707,100
Boston Scientific Corp. (a)	12,000,000	324,360,000
DexCom, Inc. (a)	1,238,000	82,747,920
Genmark Diagnostics, Inc. (a)	2,500,000	32,350,000
Insulet Corp. (a)	1,500,000	62,955,000
Integra LifeSciences Holdings Corp. (a)	800,000	40,280,000
Intuitive Surgical, Inc. (a)	272,000	248,792,960
Medtronic PLC	4,800,000	404,544,000
NxStage Medical, Inc. (a)	1,280,000	27,724,800
Penumbra, Inc. (a)(b)	900,000	74,565,000
Wright Medical Group NV (a)	2,660,000	71,075,200
		1,548,525,980
Health Care Supplies - 0.6%
The Spectranetics Corp. (a)	1,400,000	37,800,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,586,325,980

Health Care Providers & Services - 21.5%
Health Care Distributors & Services - 1.0%
Amplifon SpA	1,600,000	22,790,525
EBOS Group Ltd.	3,060,000	37,810,095
Oriola-KD Oyj	850,145	3,476,238
		64,076,858
Health Care Facilities - 1.9%
HCA Holdings, Inc. (a)	800,000	65,528,000
Universal Health Services, Inc. Class B	460,000	52,283,600
		117,811,600
Health Care Services - 3.2%
American Renal Associates Holdings, Inc. (a)	1,440,000	23,328,000
Envision Healthcare Corp. (a)	720,000	39,319,200
Premier, Inc. (a)	1,060,000	36,591,200
Teladoc, Inc. (a)(b)	2,500,000	76,500,000
United Drug PLC (United Kingdom)	2,700,000	28,404,525
		204,142,925
Managed Health Care - 15.4%
Aetna, Inc.	1,280,000	185,420,800
Anthem, Inc.	404,000	73,669,400
Cigna Corp.	1,000,000	161,230,000
Humana, Inc.	600,000	139,356,000
UnitedHealth Group, Inc.	2,440,000	427,439,200
		987,115,400

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,373,146,783

Health Care Technology - 3.4%
Health Care Technology - 3.4%
athenahealth, Inc. (a)(b)	691,528	92,650,921
Castlight Health, Inc. (a)	1,875,650	6,564,775
Castlight Health, Inc. Class B (a)(b)	2,768,464	9,689,624
Evolent Health, Inc. (a)(b)	1,400,000	32,130,000
HealthStream, Inc. (a)	1,360,000	37,903,200
Medidata Solutions, Inc. (a)	520,000	37,013,600
		215,952,120
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Benefitfocus, Inc. (a)(b)(d)	1,720,000	54,696,000
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,100,000	66,374,000
Pharmaceuticals - 18.4%
Pharmaceuticals - 18.4%
Aclaris Therapeutics, Inc. (a)	500,000	11,890,000
Allergan PLC	2,000,000	447,500,000
Bristol-Myers Squibb Co.	4,000,000	215,800,000
Catalent, Inc. (a)	1,600,000	56,848,000
Dechra Pharmaceuticals PLC	1,999,300	50,077,403
Eisai Co. Ltd.	700,000	36,886,682
GlaxoSmithKline PLC	5,280,000	115,574,843
Jazz Pharmaceuticals PLC (a)	720,000	104,803,200
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	5,280,000	38,603,417
The Medicines Company (a)(b)	670,000	26,645,900
TherapeuticsMD, Inc. (a)(b)	5,900,000	24,485,000
Theravance Biopharma, Inc. (a)(b)	1,280,000	46,720,000
		1,175,834,445
Professional Services - 0.5%
Human Resource & Employment Services - 0.5%
WageWorks, Inc. (a)	440,000	31,130,000
TOTAL COMMON STOCKS
(Cost $4,972,815,236)		6,294,632,545

Convertible Preferred Stocks - 0.7%
Biotechnology - 0.2%
Biotechnology - 0.2%
10X Genomics, Inc. Series C (a)(c)	2,958,778	13,250,000
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)	1,639,892	12,364,786
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc. Series B (a)(c)	8,159,125	21,144,372
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $42,550,001)		46,759,158

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.86% (e)	3,430,563	3,431,249
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	178,781,551	178,799,429
TOTAL MONEY MARKET FUNDS
(Cost $182,219,115)		182,230,678
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $5,197,584,352)		6,523,622,381
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(123,765,683)
NET ASSETS - 100%		$6,399,856,698

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,786,738 or 1.2% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,058
Fidelity Securities Lending Cash Central Fund	733,449
Total	$816,507

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Benefitfocus, Inc.	$26,550,000	$21,325,790	$--	$--	$54,696,000
Genmark Diagnostics, Inc.	28,300,000	--	--	--	--
Total	$54,850,000	$21,325,790	$--	$--	$54,696,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,294,632,545	$6,152,030,122	$115,574,843	$27,027,580
Convertible Preferred Stocks	46,759,158	--	--	46,759,158
Money Market Funds	182,230,678	182,230,678	--	--
Total Investments in Securities:	$6,523,622,381	$6,334,260,800	$115,574,843	$73,786,738

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Investments in Securities
Beginning Balance	$67,022,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,514,307
Cost of Purchases	3,250,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$73,786,738
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$3,514,307

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$73,786,738	Market comparable	Enterprise value/Sales multiple (EV/S)	3.4	Increase
			Discount rate	25.0%	Decrease
			Premium rate	86.5%	Increase
		Market approach	Transaction price	$2.59 - $4.48 / $3.32	Increase
		Discount cash flow	Discount rate	8.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $5,225,877,672. Net unrealized appreciation aggregated $1,297,744,709, of which $1,537,369,102 related to appreciated investment securities and $239,624,393 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

May 31, 2017

BAN-QTLY-0717
1.802155.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 85.9%
Diversified Banks - 28.6%
Bank of America Corp.	2,642,276	$59,213,405
Citigroup, Inc.	965,200	58,433,208
Comerica, Inc.	200	13,712
JPMorgan Chase & Co.	539,900	44,352,785
The Bank of NT Butterfield & Son Ltd.	125,400	4,135,692
U.S. Bancorp	1,099,800	55,968,822
Wells Fargo & Co.	1,258,192	64,343,939
		286,461,563
Regional Banks - 57.3%
1st Source Corp.	267,460	12,182,803
Bank of the Ozarks, Inc.	862,100	38,104,820
BB&T Corp.	852,300	35,498,295
Camden National Corp.	96,332	3,872,546
CIT Group, Inc.	520,200	23,435,010
Commerce Bancshares, Inc.	323,726	17,329,053
Community Trust Bancorp, Inc.	295,750	12,273,625
ConnectOne Bancorp, Inc.	159,900	3,485,820
Cullen/Frost Bankers, Inc.	176,500	16,177,990
CVB Financial Corp.	661,900	13,436,570
East West Bancorp, Inc.	437,500	23,944,375
First Citizen Bancshares, Inc.	59,600	19,751,440
Hilltop Holdings, Inc.	329,200	8,226,708
Hope Bancorp, Inc.	896,220	15,603,190
Huntington Bancshares, Inc.	4,493,000	56,342,220
Investors Bancorp, Inc.	1,193,400	15,788,682
Lakeland Financial Corp.	191,200	8,112,616
M&T Bank Corp.	84,290	13,188,856
Northrim Bancorp, Inc.	44,500	1,321,650
PacWest Bancorp	362,236	16,905,554
PNC Financial Services Group, Inc.	491,791	58,375,592
Popular, Inc.	267,500	9,951,000
Prosperity Bancshares, Inc.	173,800	10,886,832
Regions Financial Corp.	1,719,900	23,803,416
Signature Bank (a)	162,900	23,297,958
SunTrust Banks, Inc.	574,500	30,661,065
SVB Financial Group (a)	84,100	14,339,050
Univest Corp. of Pennsylvania	185,000	5,096,750
Valley National Bancorp	1,119,400	12,626,832
WesBanco, Inc.	363,900	13,522,524
Zions Bancorporation	379,750	15,216,583
		572,759,425

TOTAL BANKS		859,220,988

Capital Markets - 2.3%
Asset Management & Custody Banks - 1.6%
Northern Trust Corp.	127,400	11,139,856
The Blackstone Group LP	162,600	5,346,288
		16,486,144
Investment Banking & Brokerage - 0.7%
Goldman Sachs Group, Inc.	31,300	6,612,438

TOTAL CAPITAL MARKETS		23,098,582

Consumer Finance - 5.3%
Consumer Finance - 5.3%
Capital One Financial Corp.	391,800	30,137,256
Discover Financial Services	125,400	7,360,980
Synchrony Financial	587,400	15,771,690
		53,269,926
Insurance - 1.3%
Property & Casualty Insurance - 1.3%
First American Financial Corp.	151,800	6,606,336
FNF Group	136,100	5,799,221
		12,405,557
Textiles, Apparel & Luxury Goods - 0.3%
Textiles - 0.3%
Cadence Bancorp	117,900	2,577,294
Thrifts & Mortgage Finance - 3.5%
Thrifts & Mortgage Finance - 3.5%
Beneficial Bancorp, Inc.	658,800	9,651,420
Essent Group Ltd. (a)	64,700	2,346,669
Meridian Bancorp, Inc. Maryland	650,665	10,540,773
TFS Financial Corp.	794,200	12,405,404
		34,944,266
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	188,800	8,310,976
TOTAL COMMON STOCKS
(Cost $819,176,050)		993,827,589

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.86% (b)
(Cost $1,341,117)	1,340,849	1,341,117
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $820,517,167)		995,168,706
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,045,139
NET ASSETS - 100%		$1,000,213,845

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,997
Fidelity Securities Lending Cash Central Fund	1,800
Total	$23,797

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $822,665,596. Net unrealized appreciation aggregated $172,503,110, of which $195,482,685 related to appreciated investment securities and $22,979,575 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Staples Portfolio

May 31, 2017

FOO-QTLY-0717
1.802172.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Beverages - 15.7%
Brewers - 2.6%
Anheuser-Busch InBev SA NV	598,890	$69,984,653
China Resources Beer Holdings Co. Ltd.	2,982,000	7,523,355
		77,508,008
Distillers & Vintners - 2.8%
Constellation Brands, Inc. Class A (sub. vtg.)	203,300	37,153,075
Kweichow Moutai Co. Ltd. (A Shares)	223,053	14,507,837
Pernod Ricard SA	181,776	24,687,547
Wuliangye Yibin Co. Ltd. Class A	1,057,009	7,431,603
		83,780,062
Soft Drinks - 10.3%
Britvic PLC	1,584,564	14,291,420
Coca-Cola Bottling Co. Consolidated	89,638	20,414,158
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	64,529	5,187,486
Coca-Cola Icecek Sanayi A/S	611,162	6,409,760
Embotelladora Andina SA Series A sponsored ADR Series A	250,277	5,503,591
Monster Beverage Corp. (a)	2,041,702	103,228,453
The Coca-Cola Co.	3,253,718	147,946,557
		302,981,425

TOTAL BEVERAGES		464,269,495

Food & Staples Retailing - 18.1%
Drug Retail - 12.0%
CVS Health Corp.	3,158,803	242,690,834
Drogasil SA (a)	333,600	7,422,612
Rite Aid Corp. (a)	9,482,200	32,334,302
Walgreens Boots Alliance, Inc.	893,324	72,377,110
		354,824,858
Food Retail - 6.1%
Kroger Co.	6,036,970	179,780,967

TOTAL FOOD & STAPLES RETAILING		534,605,825

Food Products - 9.5%
Agricultural Products - 2.5%
Archer Daniels Midland Co.	85,600	3,559,248
Bunge Ltd.	896,735	71,711,898
		75,271,146
Packaged Foods & Meats - 7.0%
Amplify Snack Brands, Inc. (a)	284,838	2,606,268
Blue Buffalo Pet Products, Inc. (a)(b)	680,771	15,991,311
Conyers Park Acquisition Corp. Class A (a)	200	2,316
Dean Foods Co.	139,700	2,548,128
Mondelez International, Inc.	1,374,458	64,035,998
Nestle SA (Reg. S)	211,033	18,018,334
The Hain Celestial Group, Inc. (a)	1,177,666	41,135,873
TreeHouse Foods, Inc. (a)	807,859	62,350,558
		206,688,786

TOTAL FOOD PRODUCTS		281,959,932

Hotels, Restaurants & Leisure - 0.5%
Restaurants - 0.5%
U.S. Foods Holding Corp.	519,616	15,567,695
Household Products - 8.8%
Household Products - 8.8%
Colgate-Palmolive Co.	1,737,752	132,694,743
Kimberly-Clark Corp.	109,054	14,147,575
Procter & Gamble Co.	1,032,250	90,930,903
Spectrum Brands Holdings, Inc.	172,805	23,233,632
		261,006,853
Personal Products - 9.8%
Personal Products - 9.8%
Avon Products, Inc. (a)	6,284,000	21,365,600
Coty, Inc. Class A (b)	3,748,197	70,990,851
Estee Lauder Companies, Inc. Class A	1,496,439	140,874,767
Herbalife Ltd. (a)(b)	243,410	17,471,970
L'Oreal SA	68,600	14,676,422
Unilever NV (Certificaten Van Aandelen) (Bearer)	295,700	16,844,445
Unilever PLC sponsored ADR	108,400	6,029,208
		288,253,263
Tobacco - 33.3%
Tobacco - 33.3%
Altria Group, Inc.	1,151,145	86,842,379
British American Tobacco PLC sponsored ADR (b)	4,189,239	302,127,917
ITC Ltd.	1,902,347	9,194,726
Philip Morris International, Inc.	3,214,291	385,072,064
Reynolds American, Inc.	3,028,769	203,684,715
		986,921,801
TOTAL COMMON STOCKS
(Cost $2,083,556,414)		2,832,584,864

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $3,965,278)	1,022,310	5,837,390

Money Market Funds - 14.8%
Fidelity Cash Central Fund, 0.86% (c)	114,650,272	114,673,202
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	323,487,489	323,519,838
TOTAL MONEY MARKET FUNDS
(Cost $438,192,358)		438,193,040
TOTAL INVESTMENT PORTFOLIO - 110.7%
(Cost $2,525,714,050)		3,276,615,294
NET OTHER ASSETS (LIABILITIES) - (10.7)%		(316,080,448)
NET ASSETS - 100%		$2,960,534,846

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$159,938
Fidelity Securities Lending Cash Central Fund	2,219,302
Total	$2,379,240

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,832,584,864	$2,727,737,432	$104,847,432	$--
Nonconvertible Preferred Stocks	5,837,390	5,837,390	--	--
Money Market Funds	438,193,040	438,193,040	--	--
Total Investments in Securities:	$3,276,615,294	$3,171,767,862	$104,847,432	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,531,450,970. Net unrealized appreciation aggregated $745,164,324, of which $793,759,269 related to appreciated investment securities and $48,594,945 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Multimedia Portfolio

May 31, 2017

BAM-QTLY-0717
1.802182.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Internet & Direct Marketing Retail - 3.6%
Internet & Direct Marketing Retail - 3.6%
Netflix, Inc. (a)	85,500	$13,942,485
Priceline Group, Inc. (a)	5,300	9,948,577
		23,891,062
Internet Software & Services - 6.5%
Internet Software & Services - 6.5%
Alphabet, Inc.:
Class A (a)	10,200	10,068,318
Class C (a)	10,414	10,048,052
Facebook, Inc. Class A (a)	151,300	22,915,898
		43,032,268
Media - 81.2%
Advertising - 1.6%
Interpublic Group of Companies, Inc.	145,900	3,637,287
Omnicom Group, Inc.	79,000	6,613,880
		10,251,167
Broadcasting - 2.3%
CBS Corp. Class B	249,800	15,265,278
Cumulus Media, Inc. Class A (a)	26	15
Discovery Communications, Inc. Class A (a)	450	11,925
Entercom Communications Corp. Class A (b)	3,053	31,446
		15,308,664
Cable & Satellite - 41.6%
Charter Communications, Inc. Class A (a)	159,671	55,174,314
Comcast Corp. Class A	3,531,500	147,228,233
DISH Network Corp. Class A (a)	188,700	12,033,399
Liberty Broadband Corp.:
Class A (a)	156,923	13,848,455
Class C (a)	93,640	8,349,879
Liberty Global PLC:
Class A (a)	17,338	530,196
Class C (a)	902,747	26,829,641
Sirius XM Holdings, Inc. (b)	2,095,100	10,999,275
		274,993,392
Movies & Entertainment - 35.7%
Cinemark Holdings, Inc.	301,100	11,914,527
Liberty Media Corp.:
Liberty Media Class A (a)	62,062	1,979,778
Liberty SiriusXM Class A (a)	63,500	2,646,045
Liberty SiriusXM Class C (a)	213,786	8,908,463
Lions Gate Entertainment Corp. Class B (a)	720,934	18,232,421
Live Nation Entertainment, Inc. (a)	194,400	6,704,856
The Madison Square Garden Co. (a)	52,099	10,180,666
The Walt Disney Co.	995,404	107,443,908
Time Warner, Inc.	322,482	32,083,734
Twenty-First Century Fox, Inc.:
Class A	736,007	19,960,510
Class B	197,700	5,318,130
Viacom, Inc. Class B (non-vtg.)	296,800	10,325,672
		235,698,710
Publishing - 0.0%
Gannett Co., Inc.	6,937	54,455

TOTAL MEDIA		536,306,388

Technology Hardware, Storage & Peripherals - 2.4%
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	101,100	15,444,036
TOTAL COMMON STOCKS
(Cost $319,615,305)		618,673,754

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.86% (c)	2,320,234	2,320,698
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	18,465,885	18,467,732
TOTAL MONEY MARKET FUNDS
(Cost $20,787,717)		20,788,430
TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $340,403,022)		639,462,184
NET OTHER ASSETS (LIABILITIES) - 3.2%		20,881,407
NET ASSETS - 100%		$660,343,591

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,835
Fidelity Securities Lending Cash Central Fund	102,788
Total	$111,623

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $344,243,370. Net unrealized appreciation aggregated $295,218,814, of which $299,295,104 related to appreciated investment securities and $4,076,290 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

May 31, 2017

UTI-QTLY-0717
1.802193.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Electric Utilities - 45.7%
Electric Utilities - 45.7%
Exelon Corp.	951,392	$34,545,044
FirstEnergy Corp.	902,200	26,380,328
Great Plains Energy, Inc.	1,351,268	38,821,930
NextEra Energy, Inc.	918,485	129,910,517
OGE Energy Corp.	424,785	15,135,090
PG&E Corp.	909,204	62,171,370
PNM Resources, Inc.	370,066	14,247,541
		321,211,820
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	74,300	1,433,247
Gas Utilities - 1.1%
Gas Utilities - 1.1%
South Jersey Industries, Inc.	212,495	7,736,943
Independent Power and Renewable Electricity Producers - 9.4%
Independent Power Producers & Energy Traders - 5.7%
Calpine Corp. (a)	306,565	3,939,360
Dynegy, Inc. (a)(b)	400,328	3,310,713
NRG Energy, Inc.	1,014,502	16,292,902
NRG Yield, Inc. Class C	741,170	13,118,709
The AES Corp.	313,304	3,659,391
		40,321,075
Renewable Electricity - 3.7%
NextEra Energy Partners LP	558,286	19,283,198
Pattern Energy Group, Inc.	290,362	6,550,567
		25,833,765

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		66,154,840

Multi-Utilities - 38.5%
Multi-Utilities - 38.5%
Avangrid, Inc.	762,141	34,624,066
Black Hills Corp.	278,128	19,341,021
CenterPoint Energy, Inc.	1,028,126	29,414,685
CMS Energy Corp.	92,800	4,399,648
Dominion Resources, Inc.	425,968	34,405,435
DTE Energy Co.	315,870	34,594,082
SCANA Corp.	298,700	20,371,340
Sempra Energy	802,327	93,463,072
		270,613,349
Oil, Gas & Consumable Fuels - 2.6%
Oil & Gas Storage & Transport - 2.6%
Cheniere Energy Partners LP Holdings LLC	323,342	8,681,733
Cheniere Energy, Inc. (a)	193,289	9,417,040
		18,098,773
TOTAL COMMON STOCKS
(Cost $535,015,611)		685,248,972

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.86% (c)	10,987,901	10,990,099
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	1,391,117	1,391,256
TOTAL MONEY MARKET FUNDS
(Cost $12,381,355)		12,381,355
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $547,396,966)		697,630,327
NET OTHER ASSETS (LIABILITIES) - 0.7%		5,151,738
NET ASSETS - 100%		$702,782,065

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,783
Fidelity Securities Lending Cash Central Fund	909
Total	$21,692

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $548,698,678. Net unrealized appreciation aggregated $148,931,649, of which $157,451,624 related to appreciated investment securities and $8,519,975 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

May 31, 2017

TRN-QTLY-0717
1.802192.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Rockwell Collins, Inc.	28,200	$3,075,210
Air Freight & Logistics - 30.0%
Air Freight & Logistics - 30.0%
Air Transport Services Group, Inc. (a)	200,500	4,781,925
Atlas Air Worldwide Holdings, Inc. (a)	81,600	3,973,920
C.H. Robinson Worldwide, Inc.	90,596	6,070,838
Expeditors International of Washington, Inc.	302,600	16,152,788
FedEx Corp.	189,600	36,752,064
Forward Air Corp.	32,044	1,670,454
Park-Ohio Holdings Corp.	53,570	1,987,447
United Parcel Service, Inc. Class B	772,700	81,883,019
XPO Logistics, Inc. (a)	175,200	9,215,520
		162,487,975
Airlines - 21.5%
Airlines - 21.5%
Alaska Air Group, Inc.	234,700	20,430,635
Allegiant Travel Co.	15,900	2,178,300
American Airlines Group, Inc.	553,800	26,809,458
Delta Air Lines, Inc.	536,402	26,353,430
Hawaiian Holdings, Inc. (a)	109,800	5,500,980
SkyWest, Inc.	362,300	12,426,890
Southwest Airlines Co.	331,200	19,901,808
Spirit Airlines, Inc. (a)	51,059	2,711,233
		116,312,734
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Hertz Global Holdings, Inc. (a)(b)	16,600	169,486
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Stamps.com, Inc. (a)	24,700	3,406,130
Machinery - 1.4%
Construction Machinery & Heavy Trucks - 0.9%
Allison Transmission Holdings, Inc.	118,800	4,599,936
Industrial Machinery - 0.5%
Global Brass & Copper Holdings, Inc.	47,500	1,439,250
TriMas Corp. (a)	60,500	1,318,900
		2,758,150

TOTAL MACHINERY		7,358,086

Marine - 0.3%
Marine - 0.3%
Matson, Inc.	61,300	1,793,638
Road & Rail - 41.9%
Railroads - 35.8%
CSX Corp.	493,019	26,706,839
Genesee & Wyoming, Inc. Class A (a)	315,400	20,658,700
Kansas City Southern	95,000	9,044,000
Norfolk Southern Corp.	272,100	33,748,563
Union Pacific Corp.	937,895	103,449,817
		193,607,919
Trucking - 6.1%
AMERCO	2,800	1,033,900
Avis Budget Group, Inc. (a)(b)	162,700	3,724,203
Celadon Group, Inc. (b)	150,100	300,200
J.B. Hunt Transport Services, Inc.	119,700	10,219,986
Landstar System, Inc.	18,000	1,503,900
Marten Transport Ltd.	129,300	3,200,175
Roadrunner Transportation Systems, Inc. (a)	258,300	1,640,205
Ryder System, Inc.	49,100	3,261,222
Saia, Inc. (a)	115,288	5,326,306
Universal Logistics Holdings, Inc.	64,390	888,582
YRC Worldwide, Inc. (a)	237,400	2,181,706
		33,280,385

TOTAL ROAD & RAIL		226,888,304

Transportation Infrastructure - 0.7%
Airport Services - 0.7%
Macquarie Infrastructure Co. LLC	50,200	3,910,580
TOTAL COMMON STOCKS
(Cost $376,558,000)		525,402,143

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.86% (c)	12,936,034	12,938,622
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	1,424,026	1,424,169
TOTAL MONEY MARKET FUNDS
(Cost $14,362,791)		14,362,791
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $390,920,791)		539,764,934
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,798,237
NET ASSETS - 100%		$541,563,171

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,202
Fidelity Securities Lending Cash Central Fund	583
Total	$26,785

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $392,610,171. Net unrealized appreciation aggregated $147,154,763, of which $158,018,149 related to appreciated investment securities and $10,863,386 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communications Equipment Portfolio

May 31, 2017

DEV-QTLY-0717
1.802166.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 87.6%
Communications Equipment - 87.6%
ADTRAN, Inc.	134,300	$2,585,275
Arista Networks, Inc. (a)(b)	15,200	2,240,176
Arris International PLC (a)	103,545	2,903,402
Brocade Communications Systems, Inc.	414,050	5,229,452
Calix Networks, Inc. (a)	216,021	1,414,938
Ciena Corp. (a)	18,400	432,032
Cisco Systems, Inc.	1,379,199	43,486,143
CommScope Holding Co., Inc. (a)	347,171	12,841,855
Comtech Telecommunications Corp.	35,100	506,493
EchoStar Holding Corp. Class A (a)	23,000	1,358,150
Extreme Networks, Inc. (a)	26,800	258,084
F5 Networks, Inc. (a)	73,735	9,447,666
Finisar Corp. (a)	172,500	4,253,850
Harris Corp.	110,800	12,427,328
Infinera Corp. (a)	123,314	1,198,612
InterDigital, Inc.	42,100	3,410,100
Juniper Networks, Inc.	316,012	9,268,632
Lumentum Holdings, Inc. (a)	51,220	2,922,101
Mitel Networks Corp. (a)(b)	184,400	1,307,396
Motorola Solutions, Inc.	38,059	3,180,591
NETGEAR, Inc. (a)	36,650	1,537,468
NetScout Systems, Inc. (a)	66,500	2,433,900
Nokia Corp. sponsored ADR (b)	2,578,803	16,298,035
Oclaro, Inc. (a)(b)	123,700	1,098,456
Palo Alto Networks, Inc. (a)	32,600	3,866,034
Plantronics, Inc.	25,434	1,345,967
Radware Ltd. (a)	50,191	883,864
Sandvine Corp. (U.K.) (b)	724,400	2,080,669
ShoreTel, Inc. (a)	360,400	2,090,320
Sierra Wireless, Inc. (a)	2,300	62,333
Sonus Networks, Inc. (a)	191,260	1,291,005
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,443,980	10,454,415
ViaSat, Inc. (a)(b)	8,300	541,575
Viavi Solutions, Inc. (a)	352,400	3,957,452
		168,613,769
Electronic Equipment & Components - 2.3%
Electronic Components - 0.1%
II-VI, Inc. (a)	9,100	273,000
Electronic Manufacturing Services - 1.1%
Fabrinet (a)	22,400	789,152
Jabil Circuit, Inc.	35,000	1,047,200
TE Connectivity Ltd.	4,600	362,710
		2,199,062
Technology Distributors - 1.1%
CDW Corp.	18,100	1,089,258
Dell Technologies, Inc. (a)	13,559	940,859
		2,030,117

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,502,179

Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Alphabet, Inc.:
Class A (a)	1,680	1,658,311
Class C (a)	1,505	1,452,114
Web.com Group, Inc. (a)	28,800	655,200
		3,765,625
IT Services - 0.8%
IT Consulting & Other Services - 0.8%
Cognizant Technology Solutions Corp. Class A	10,450	699,210
Presidio, Inc.	59,600	916,052
		1,615,262
Semiconductors & Semiconductor Equipment - 4.6%
Semiconductors - 4.6%
Acacia Communications, Inc.	12,000	564,480
Broadcom Ltd.	4,873	1,166,986
Maxim Integrated Products, Inc.	21,400	1,022,920
NXP Semiconductors NV (a)	13,000	1,428,700
ON Semiconductor Corp. (a)	62,100	961,308
Qualcomm, Inc.	63,319	3,626,279
		8,770,673
Software - 0.7%
Systems Software - 0.7%
Check Point Software Technologies Ltd. (a)	12,400	1,389,420
Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	43,911	823,770
Samsung Electronics Co. Ltd.	432	862,445
		1,686,215
TOTAL COMMON STOCKS
(Cost $152,450,003)		190,343,143

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.86% (c)	1,409,869	1,410,151
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	12,768,294	12,769,571
TOTAL MONEY MARKET FUNDS
(Cost $14,179,255)		14,179,722
TOTAL INVESTMENT PORTFOLIO - 106.2%
(Cost $166,629,258)		204,522,865
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(12,007,411)
NET ASSETS - 100%		$192,515,454

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,027
Fidelity Securities Lending Cash Central Fund	56,978
Total	$60,005

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $168,521,631. Net unrealized appreciation aggregated $36,001,234, of which $40,447,400 related to appreciated investment securities and $4,446,166 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Retailing Portfolio

May 31, 2017

RET-QTLY-0717
1.802188.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Distributors - 0.9%
Distributors - 0.9%
LKQ Corp. (a)	541,400	$17,048,686
Food & Staples Retailing - 0.9%
Hypermarkets & Super Centers - 0.9%
Costco Wholesale Corp.	102,543	18,501,833
Health Care Providers & Services - 0.3%
Health Care Facilities - 0.3%
Ryman Healthcare Group Ltd.	941,196	5,554,755
Hotels, Restaurants & Leisure - 0.7%
Restaurants - 0.7%
Dave & Buster's Entertainment, Inc. (a)	213,200	14,220,440
Household Durables - 0.5%
Household Appliances - 0.5%
Techtronic Industries Co. Ltd.	2,257,000	10,673,072
Internet & Direct Marketing Retail - 38.5%
Internet & Direct Marketing Retail - 38.5%
Amazon.com, Inc. (a)	490,430	487,791,488
Expedia, Inc.	247,500	35,585,550
Liberty Interactive Corp. QVC Group Series A (a)	1,351,400	31,703,844
Netflix, Inc. (a)	657,400	107,202,218
Priceline Group, Inc. (a)	51,320	96,332,259
		758,615,359
Leisure Products - 0.4%
Leisure Products - 0.4%
Mattel, Inc.	377,600	8,650,816
Multiline Retail - 6.0%
Department Stores - 1.0%
Macy's, Inc.	816,500	19,187,750
General Merchandise Stores - 5.0%
B&M European Value Retail S.A.	2,233,396	10,483,166
Dollar General Corp.	791,600	58,095,524
Dollar Tree, Inc. (a)	390,700	30,357,390
		98,936,080

TOTAL MULTILINE RETAIL		118,123,830

Personal Products - 0.5%
Personal Products - 0.5%
Coty, Inc. Class A	527,600	9,992,744
Specialty Retail - 43.8%
Apparel Retail - 10.5%
DSW, Inc. Class A	408,500	6,875,055
Inditex SA	498,570	20,430,963
L Brands, Inc.	650,683	33,575,243
Ross Stores, Inc.	885,900	56,626,728
TJX Companies, Inc.	1,195,800	89,936,118
		207,444,107
Automotive Retail - 7.4%
AutoZone, Inc. (a)	116,763	70,749,037
O'Reilly Automotive, Inc. (a)	305,086	73,855,219
		144,604,256
Home Improvement Retail - 19.7%
Home Depot, Inc.	2,462,200	377,972,322
Lowe's Companies, Inc.	129,200	10,177,084
		388,149,406
Homefurnishing Retail - 0.3%
RH (a)(b)	89,800	5,038,678
Specialty Stores - 5.9%
Sally Beauty Holdings, Inc. (a)	836,400	15,071,928
Signet Jewelers Ltd.	278,100	13,376,610
Tiffany & Co., Inc.	367,200	31,931,712
Tractor Supply Co.	338,600	18,673,790
Ulta Beauty, Inc. (a)	121,900	37,159,996
		116,214,036

TOTAL SPECIALTY RETAIL		861,450,483

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	95,900	14,649,684
Textiles, Apparel & Luxury Goods - 2.2%
Apparel, Accessories & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	205,126	4,014,316
lululemon athletica, Inc. (a)	119,957	5,790,324
Luxottica Group SpA	149,700	9,072,528
Prada SpA	2,847,500	12,003,821
		30,880,989
Footwear - 0.6%
NIKE, Inc. Class B	217,840	11,543,342

TOTAL TEXTILES, APPAREL & LUXURY GOODS		42,424,331

TOTAL COMMON STOCKS
(Cost $1,141,079,753)		1,879,906,033

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.86% (c)	16,941,005	16,944,393
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	3,601,486	3,601,846
TOTAL MONEY MARKET FUNDS
(Cost $20,545,925)		20,546,239
TOTAL INVESTMENT PORTFOLIO - 96.6%
(Cost $1,161,625,678)		1,900,452,272
NET OTHER ASSETS (LIABILITIES) - 3.4%		67,777,899
NET ASSETS - 100%		$1,968,230,171

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,194
Fidelity Securities Lending Cash Central Fund	58,724
Total	$144,918

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,879,906,033	$1,859,475,070	$20,430,963	$--
Money Market Funds	20,546,239	20,546,239	--	--
Total Investments in Securities:	$1,900,452,272	$1,880,021,309	$20,430,963	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $1,162,289,882. Net unrealized appreciation aggregated $738,162,390, of which $808,524,502 related to appreciated investment securities and $70,362,112 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Gold Portfolio

May 31, 2017

GOL-QTLY-0717
1.802173.113

Consolidated Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 5.6%
Metals & Mining - 5.6%
Gold - 5.6%
Evolution Mining Ltd.	3,711,243	$6,645,910
Gold Road Resources Ltd. (a)	1,080,000	549,708
Newcrest Mining Ltd.	3,539,162	55,593,429
Northern Star Resources Ltd.	1,013,118	3,553,203
Perseus Mining Ltd.:
(Australia) (a)	1,717,134	363,636
(Canada) (a)	1,300,000	283,895
Resolute Mng Ltd.	3,935,161	3,391,865
Saracen Mineral Holdings Ltd. (a)	7,252,787	5,631,697
Silver Lake Resources Ltd. (a)	2,840,985	960,502
St Barbara Ltd. (a)	2,007,257	4,295,498
		81,269,343
Bailiwick of Jersey - 8.2%
Metals & Mining - 8.2%
Diversified Metals & Mining - 0.1%
Glencore Xstrata PLC	381,600	1,401,758
Gold - 8.1%
Randgold Resources Ltd. sponsored ADR	1,259,095	119,387,386
TOTAL METALS & MINING		120,789,144
Canada - 59.3%
Metals & Mining - 59.3%
Copper - 0.5%
First Quantum Minerals Ltd.	769,400	6,487,372
Diversified Metals & Mining - 0.5%
Arizona Mining, Inc. (a)(b)	1,073,000	1,691,890
Ivanhoe Mines Ltd. (a)	2,154,900	6,157,541
		7,849,431
Gold - 56.6%
Agnico Eagle Mines Ltd. (Canada)	1,712,301	82,759,842
Alacer Gold Corp. (a)	2,078,663	3,046,787
Alamos Gold, Inc.	3,595,287	24,193,033
Alio Gold Corp. (a)	37,150	171,608
Argonaut Gold, Inc. (a)	6,306,462	8,963,547
B2Gold Corp. (a)	28,695,793	72,012,983
Barrick Gold Corp.	6,053,369	100,109,015
Belo Sun Mining Corp. (a)	159,800	66,246
Centerra Gold, Inc.	522,500	2,966,706
Continental Gold, Inc. (a)	8,876,700	22,539,202
Detour Gold Corp. (a)	2,649,800	34,288,414
Detour Gold Corp. (a)(c)	785,900	10,169,547
Eldorado Gold Corp.	9,165,935	27,751,915
Franco-Nevada Corp.	989,400	73,879,985
Goldcorp, Inc.	3,017,100	41,029,076
Guyana Goldfields, Inc. (a)	4,476,400	17,927,471
Guyana Goldfields, Inc. (a)(c)	155,000	620,757
IAMGOLD Corp. (a)	1,274,000	5,677,522
Kinross Gold Corp. (a)	3,415,391	14,765,432
Kirkland Lake Gold Ltd.	1,016,919	7,904,393
Klondex Mines Ltd. (a)	1,854,478	5,546,205
Liberty Gold Corp. (a)	1,418,150	482,917
Lundin Gold, Inc. (a)	13,800	62,725
New Gold, Inc. (a)	10,135,675	29,262,414
Novagold Resources, Inc. (a)	1,729,700	6,799,206
OceanaGold Corp.	9,921,932	33,419,544
Osisko Gold Royalties Ltd.	1,222,593	12,906,079
Premier Gold Mines Ltd. (a)(d)	16,670,522	34,060,511
Pretium Resources, Inc. (a)	1,687,083	15,124,237
Pretium Resources, Inc. (a)(c)	225,000	2,017,063
Primero Mining Corp. (a)	1,812,100	670,726
Richmont Mines, Inc. (a)	993,643	7,017,326
Rubicon Minerals Corp. (a)	1,000	1,133
Sandstorm Gold Ltd. (a)	1,765,475	5,985,769
Seabridge Gold, Inc. (a)	1,419,090	14,545,670
SEMAFO, Inc. (a)	7,330,000	14,922,086
Silver Standard Resources, Inc. (a)	1,303,700	12,382,182
Tahoe Resources, Inc.	3,565,538	31,568,149
Teranga Gold Corp. (a)	246,000	548,144
Teranga Gold Corp. CDI unit (a)	667,614	1,532,858
Torex Gold Resources, Inc. (a)	2,566,400	42,898,406
Yamana Gold, Inc.	2,955,620	7,657,897
		830,254,728
Precious Metals & Minerals - 0.6%
Dalradian Resources, Inc. (a)	569,500	632,380
Gold Standard Ventures Corp. (a)	2,870,300	4,759,575
Osisko Mining, Inc. (a)	813,900	2,892,046
		8,284,001
Silver - 1.1%
MAG Silver Corp. (a)	400,400	4,819,561
Wheaton Precious Metals Corp.	571,700	11,680,734
		16,500,295
TOTAL METALS & MINING		869,375,827
Cayman Islands - 1.1%
Metals & Mining - 1.1%
Gold - 1.1%
Endeavour Mining Corp. (a)	997,240	15,724,331
China - 0.2%
Metals & Mining - 0.2%
Gold - 0.2%
Zijin Mng Group Co. Ltd. (H Shares)	10,388,000	3,412,654
Peru - 1.4%
Metals & Mining - 1.4%
Gold - 1.4%
Compania de Minas Buenaventura SA sponsored ADR	1,694,997	21,085,763
South Africa - 4.7%
Metals & Mining - 4.7%
Gold - 4.7%
AngloGold Ashanti Ltd. sponsored ADR	3,629,508	41,340,096
DRDGOLD Ltd. sponsored ADR	1,000	3,000
Gold Fields Ltd. sponsored ADR	4,314,426	15,445,645
Harmony Gold Mining Co. Ltd.	1,484,000	2,992,081
Harmony Gold Mining Co. Ltd. sponsored ADR	1,460,400	2,920,800
Sibanye Gold Ltd.:
rights 6/6/17 (a)	1	2
sponsored ADR	1,320,306	6,680,748
		69,382,372
United Kingdom - 1.4%
Metals & Mining - 1.4%
Diversified Metals & Mining - 0.2%
Rio Tinto PLC	89,800	3,586,054
Gold - 0.9%
Acacia Mining PLC	3,181,536	11,781,245
Pan African Resources PLC	550,000	115,155
Solgold PLC (a)(b)	1,614,742	962,238
		12,858,638
Precious Metals & Minerals - 0.3%
Fresnillo PLC	192,700	3,912,961
TOTAL METALS & MINING		20,357,653
United States of America - 12.2%
Metals & Mining - 12.2%
Copper - 0.1%
Freeport-McMoRan, Inc. (a)	139,600	1,604,004
Gold - 12.1%
McEwen Mining, Inc.	1,041,410	2,655,596
Newmont Mining Corp.	3,399,700	116,099,755
Royal Gold, Inc.	727,213	58,482,469
		177,237,820
TOTAL METALS & MINING		178,841,824
TOTAL COMMON STOCKS
(Cost $1,341,713,386)		1,380,238,911
	Troy Ounces	Value

Commodities - 5.5%
Gold Bullion (a)	11,510	14,597,903
Silver Bullion (a)	3,822,000	66,227,998
TOTAL COMMODITIES
(Cost $76,316,910)		80,825,901
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.86% (e)	3,370,984	3,371,658
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	469,525	469,572
TOTAL MONEY MARKET FUNDS
(Cost $3,841,228)		3,841,230
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,421,871,524)		1,464,906,042
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,590,088
NET ASSETS - 100%		$1,466,496,130

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,807,367 or 0.9% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,742
Fidelity Securities Lending Cash Central Fund	4,098
Total	$16,840

Consolidated Subsidiary

Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$87,787,763	$8,692,524	$12,181,500	$--	$80,786,478

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2017, the Fund held $80,786,478 in the Subsidiary, representing 5.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$26,033,941	$2,824,196	$--	$--	$--
Premier Gold Mines Ltd.	29,885,078	2,666,090	--	--	34,060,511
Total	$55,919,019	$5,490,286	$--	$--	$34,060,511

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,380,238,911	$1,373,660,776	$6,578,135	$--
Commodities	80,825,901	80,825,901	--	--
Money Market Funds	3,841,230	3,841,230	--	--
Total Investments in Securities:	$1,464,906,042	$1,458,327,907	$6,578,135	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $1,605,455,734. Net unrealized depreciation aggregated $140,589,115, of which $292,236,893 related to appreciated investment securities and $432,826,008 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2017

SOF-QTLY-0717
1.802189.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Communications Equipment - 0.3%
Communications Equipment - 0.3%
F5 Networks, Inc. (a)	85,100	$10,903,863
Electronic Equipment & Components - 0.6%
Technology Distributors - 0.6%
Dell Technologies, Inc. (a)	403,500	27,998,865
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Inovalon Holdings, Inc. Class A (a)(b)	834,200	11,345,120
Internet & Direct Marketing Retail - 1.5%
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	25,000	24,865,500
TripAdvisor, Inc. (a)	1,060,300	40,832,153
		65,697,653
Internet Software & Services - 38.8%
Internet Software & Services - 38.8%
Actua Corp. (a)	354,789	4,967,046
Akamai Technologies, Inc. (a)	2,580,800	121,684,720
Alphabet, Inc.:
Class A (a)	392,600	387,531,534
Class C (a)	516,060	497,925,652
Bazaarvoice, Inc. (a)	1,417,100	6,447,805
Facebook, Inc. Class A (a)	3,248,500	492,017,810
Mix Telematics Ltd.	27,823,896	7,328,418
New Relic, Inc. (a)	261,400	11,415,338
NIC, Inc.	844,900	17,109,225
Pandora Media, Inc. (a)(b)	2,055,800	18,296,620
SecureWorks Corp. (a)	350,904	3,817,836
Shutterstock, Inc. (a)(b)	659,831	30,721,731
SPS Commerce, Inc. (a)	352,800	20,518,848
Twilio, Inc. Class A (b)	471,700	11,467,027
Twitter, Inc. (a)	893,700	16,372,584
Yahoo!, Inc. (a)	816,959	41,109,377
		1,688,731,571
IT Services - 23.0%
Data Processing & Outsourced Services - 17.6%
Alliance Data Systems Corp.	207,300	49,986,249
EVERTEC, Inc.	535,800	8,840,700
Fidelity National Information Services, Inc.	550,400	47,262,848
FleetCor Technologies, Inc. (a)	508,100	73,313,749
Global Payments, Inc.	344,100	31,523,001
MasterCard, Inc. Class A	1,151,600	141,508,608
PayPal Holdings, Inc. (a)	2,090,400	109,139,784
Sabre Corp. (b)	840,900	18,861,387
The Western Union Co.	830,400	15,794,208
Total System Services, Inc.	873,100	51,993,105
Visa, Inc. Class A	2,288,320	217,916,714
		766,140,353
IT Consulting & Other Services - 5.4%
Accenture PLC Class A	216,100	26,897,967
Cognizant Technology Solutions Corp. Class A	1,768,300	118,316,953
CSRA, Inc.	654,300	19,733,688
IBM Corp.	461,000	70,362,430
		235,311,038

TOTAL IT SERVICES		1,001,451,391

Media - 0.0%
Advertising - 0.0%
Aimia, Inc.	1,186,100	2,072,174
Semiconductors & Semiconductor Equipment - 1.4%
Semiconductors - 1.4%
Qualcomm, Inc.	1,059,200	60,660,384
Software - 29.5%
Application Software - 13.3%
Adobe Systems, Inc. (a)	1,263,600	179,254,296
Autodesk, Inc. (a)	355,800	39,767,766
Citrix Systems, Inc. (a)	214,300	17,688,322
Deem, Inc. (a)(c)	124,895	23,730
MobileIron, Inc. (a)	1,719,200	9,283,680
Monotype Imaging Holdings, Inc.	1,478,300	28,900,765
Paylocity Holding Corp. (a)(b)	449,400	21,054,390
RingCentral, Inc. (a)	335,300	11,433,730
Salesforce.com, Inc. (a)	1,469,726	131,746,239
Synchronoss Technologies, Inc. (a)	82,400	1,053,072
Ultimate Software Group, Inc. (a)	199,000	43,927,260
Workday, Inc. Class A (a)	761,500	76,134,770
Zendesk, Inc. (a)	680,200	17,671,596
		577,939,616
Home Entertainment Software - 1.2%
Activision Blizzard, Inc.	342,700	20,075,366
Electronic Arts, Inc. (a)	289,900	32,854,367
		52,929,733
Systems Software - 15.0%
Microsoft Corp.	8,017,500	559,942,197
Red Hat, Inc. (a)	461,100	41,300,727
Tableau Software, Inc. (a)	800,000	49,608,000
		650,850,924

TOTAL SOFTWARE		1,281,720,273

TOTAL COMMON STOCKS
(Cost $2,438,938,641)		4,150,581,294

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.86% (d)	206,441,115	206,482,404
Fidelity Securities Lending Cash Central Fund 0.87% (d)(e)	42,095,609	42,099,819
TOTAL MONEY MARKET FUNDS
(Cost $248,568,352)		248,582,223
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $2,687,506,993)		4,399,163,517
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(49,802,343)
NET ASSETS - 100%		$4,349,361,174

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,730 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	10/3/16	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$256,670
Fidelity Securities Lending Cash Central Fund	144,784
Total	$401,454

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,150,581,294	$4,143,229,146	$7,328,418	$23,730
Money Market Funds	248,582,223	248,582,223	--	--
Total Investments in Securities:	$4,399,163,517	$4,391,811,369	$7,328,418	$23,730

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $2,690,011,034. Net unrealized appreciation aggregated $1,709,152,483, of which $1,786,197,660 related to appreciated investment securities and $77,045,177 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’ (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017